UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
EDWARD S. GARLOCK, ESQ.
PAYDEN & RYGEL
333 SOUTH GRAND AVENUE, LOS ANGELES, CA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)
Registrant’s telephone number, including area code: 213-625-1900
Date of fiscal year end: October 31, 2010
Date of reporting period: April 30, 2010

ITEM 1.	REPORTS TO SHAREHOLDERS

PAYDEN
MUTUAL FUNDS

SEMI-ANNUAL REPORT APRIL 30, 2010

SEMI- ANNUAL REPORT APRIL 30, 2010

Contents

1	Management Discussion & Analysis

5	Portfolio Highlights & Investments

47	Statements of Assets & Liabilities

51	Statements of Operations

55	Statements of Changes in Net Assets

61	Notes to Financial Statements

73	Financial Highlights

84	Fund Expenses

86	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

Short Duration Strategies

The six-months ended April 30, 2010 were underscored by improving economic data and increased investor confidence regarding sustainability of economic recovery. The fourth quarter 2009 and first quarter 2010 GDP reports were both positive, marking three consecutive quarters of positive growth. In addition, retail sales data during the quarter was better-than-expected and corporate earnings continued to exceed analyst estimates.

Although U.S. Treasury securities provided positive return over the past six-months as their yields remained largely unchanged, investors favored sectors offering more attractive yields with potential for price appreciation, such as investment-grade and high yield bonds, asset-backed securities and emerging market debt. These asset classes should continue to perform well compared to U.S. Treasuries as corporate earnings flourish and commodity prices recover.

The Federal Reserve Board remained committed to maintaining low short-term interest rates. With the reduction of government stimulus and unemployment remaining high at 9.7%, real economic growth will be tested. In addition, the availability of credit remains tight as banks continue to constrict lending and ameliorate balance sheets. Finally, subdued residential real-estate prices will continue to diminish consumer spending, which translates into slower growth in GDP.

The Payden Cash Reserve Money Market Fund (PBHXX) provided a high quality, stable asset, but with only a modest yield. For the six-months ended April 30, 2010, the Fund returned 0.02% compared to a return of 0.01% for the Lipper Money Market Average and 0.00% for the Lipper Government Money Market Average.

The Payden Limited Maturity Fund (PYLMX) returned 0.84% for the six-months ended April 30, 2010, compared to a return of 0.04% for its benchmark, the Merrill Lynch Three-Month U.S. Treasury Bill Index. Corporate debt holdings increased in price and provided an attractive yield advantage over U.S. Treasury Bills.

The Payden Short Bond Fund (PYSBX) returned 1.89% for the six-months ended April 30, 2010, compared to a return of 0.79% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. Corporate bonds, sovereign debt, and mortgage-backed securities outperformed U.S. Treasury securities during the period.

The Payden U.S. Government Fund’s Investor Class (PYUSX) returned 1.08% and its Adviser Class (PYUWX) returned 0.37% for the six-months ended April 30, 2010, compared to a return of 1.06% for its benchmark, the Merrill Lynch 1-5 Year Treasury Index. Yield premiums on agency mortgage-backed securities declined throughout the period, contributing positively to performance. Yield on U.S. Treasury securities were relatively unchanged during the period.

The Payden Global Short Bond Fund (PYGSX) returned 2.80% for the six-months ended April 30, 2010, compared to a return of 0.79% for its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Fund benefited from positions in corporate debt and holdings in sovereign bonds during the period.

Intermediate Duration Bond Strategies

The Payden GNMA Fund Investor Class (PYGNX) returned 2.96%, while its Adviser Class (PYGWX) returned 2.48% for the six-month period ended April 30, 2010, as compared to 2.38% for the Fund’s benchmark, the Merrill Lynch GNMA Master Index. The ongoing credit market and economic recovery was the backdrop to the financial markets over the past six months. Of particular interest for the Fund was how the financial markets would deal with the expiration of the Federal Reserve Board’s mortgage purchase facility that expired at the end of March. The mortgage market made the transition to standing on its own, albeit without being tested by any undue stress to the marketplace. The Fund’s overweight to higher coupon pools produced positive results due to slower prepayment rates. The prepayments on the higher coupon mortgage pools were lower-than-expected due to subdued housing activity and tighter underwriting and refinancing standards at the FHA.

For the six-months ended April 30, 2010, the Payden Core Bond Fund Investor Class (PYCBX) returned 3.03% and its Adviser Class (PYCWX) returned 2.45%, compared to the Barclays Capital Aggregate Bond Index return of 2.54%. Interest rates increased modestly during the period by roughly 15 basis points. Sectors such as corporate bonds and mortgage backed securities found renewed interest from investors. The Fund is taking advantage of this interest by making a significant allocation to corporate bonds. This overweight position relative to the benchmark is the key driver of outperformance. In addition, the Fund made modest allocations to foreign currencies of emerging markets countries which are attracting significant investment and bringing increased demand for local currencies.

Payden Mutual Funds

The Payden Corporate Bond Fund (PYACX) returned 4.29% compared to 4.83% for its benchmark, the Barclays Capital Corporate Bond Index, for the six-months ended April 30, 2010. Corporate bonds in general continue to perform quite well. Over this six-month period, the Fund was able to capture a strong absolute return. The lagging performance compared to the benchmark is primarily attributable to security selection in the banking sector where an underweight to regional banks and overweight positions in Bank of America and Goldman Sachs were the principal drivers of lower performance. In addition, being underweight the Real Estate Investment Trust (REIT) sector and insurance sector, specifically AIG, was a drag on performance. Over the past six months, some of the best performing positions in the Fund have been US Bank, Macquarie Bank, Anheuser-Busch Inbev, Embraer, Textron, Nexen and Macy’s. Underperforming names included Bank of America, Goldman Sachs, Blackstone, Met Life and Valero.

High Yield Bond Strategy

The high yield market maintained strong momentum throughout the first half of the fiscal year. The month of April 2010 was the 14th consecutive positive month for the high yield market. The market’s strong performance was driven by numerous factors, but included (1) strong market fundamentals in terms of issuer’s growing cash flow and earnings and an expected decline in defaults, and (2) robust market technicals in the form of heavy cash flows into the asset class and healthy new issuance.

For the six-month period ended April 30, 2010, the Payden High Income Fund Investor Class (PYHRX) returned 7.89%, while its Adviser Class (PYHWX) returned 7.52%. The Fund’s benchmarks, the Merrill Lynch BB/B High Yield Cash Pay Constrained Index, returned 9.45% and the Merrill Lynch High Yield Cash Pay Constrained Index, returned 11.41% for the same period. Most of the underperformance was related to security selection in two primary sectors, financials and utilities. Within the finance space, the Fund owned more higher-quality names while the lower-quality issues outperformed.

The Fund is overweight the more stable sectors, such as healthcare, consumer products, cable and telecommunications, and underweight the more cyclical sectors, such as building products/homebuilders, chemicals and paper.

Tax Exempt Strategies

During the six-month period ended April 30, 2010, yields on municipal bonds fell across the yield spectrum. By the end of the period, yields on bonds maturing in two years were 0.7%, while 30-year maturities yielded 4.1%. This is down from 0.9% and 4.5%, respectively, one year ago. Municipal bond issuance through April 2010 increased 8% over the same period in 2009. However, issuance of tax-exempt bonds is actually 19% less than the same period last year. Taxable bond issuance is displacing tax-exempt issuance and creating a relative scarcity of tax-exempt product in the marketplace. Shorter-term maturities, i.e., less than 10-years, generated lower total returns, as interest rates near historic lows provided less opportunity for price appreciation. Further, the lower-rated, i.e., A-rated and Baa-rated bonds, tranches of the market generated the best total return.

For the six-month period ended April 30, 2010, the Payden Tax-Exempt Bond Fund (PYTEX) returned 2.00%, while the Fund’s benchmark, the Barclays Capital Quality Intermediate Municipal Index, returned 3.00%. The Fund’s duration positioning, which was shorter than the benchmark, and underweight to lower-rated securities (i.e., State of California general obligation bonds) detracted from returns.

The Payden California Municipal Income Fund (PYCRX) returned 3.02% for the six-month period ended April 30, 2010, while its benchmarks, the Barclays Capital 7-Year Municipal Index and the Barclays Capital California Intermediate Index, returned 3.58% and 4.96%, respectively, for the same period. The Fund’s shorter duration positioning and higher quality bias detracted from performance.

Global Bond Strategies

Major international government bond markets had a mixed and somewhat volatile time over the six months ended April 30, 2010. The period began with investors optimistic about the prospects for global recovery. This put upward pressure on global government bond yields as investors began to fret about the prospect of an end to quantitative easing measures early in 2010 and higher rates thereafter. However, all major central banks maintained interest rates at historic lows over the period and in Europe the prospect of swift economic recovery and higher rates slipped further into the future as Greece’s fiscal crisis escalated. Japanese government bonds (JGBs) made outright gains, supported by persistent deflation and additional quantitative easing measures by the Bank of Japan. U.S. Treasuries lagged German Bunds and Japanese JGBs due to heavy supply and the Federal Reserve Board’s

Semi-Annual Report

Management Discussion and Analysis continued

decision to raise the discount rate, while UK Gilts sustained minor outright losses on anxieties about the United Kingdom’s budget deficit, unexpectedly high inflation readings and the prospect of a hung parliament after the May general election. Non-government markets put in much more decisively positive performances over the period.

For the six-months ended April 30 2010, the Payden Global Fixed Income Fund (PYGFX) returned 4.17%, outperforming its benchmark, the Barclays Capital Global Aggregate Index Hedged, which returned 2.35%. This outperformance was primarily due to the strong performance of the Fund’s overweight holdings of investment-grade corporate, high yield and emerging market debt, all of which were increased over the period as credit markets continued to perform strongly. Currency positioning also enhanced returns.

Emerging Market Bond Strategy

Despite a volatile start to 2010 due to concerns regarding Dubai’s debt repayment and potential monetary policy tightening in China and Greece’s unmanageable debt burden, risk appetite returned in March and April on the back of encouraging economic data releases in the U.S. Local currency bonds rallied during this period supported by positive investor risk sentiment, attractive yields and a relatively contained inflation backdrop.

Improving economic data, higher economic growth prospects and the likely increase in interest rate differentials caused many emerging market currencies to outperform their developed counterparts of the U.S. Dollar, Euro, British Pound and Japanese Yen. As a region, Asia ex-Japan currencies performed the best given their good fundamentals, attractive valuations and strong capital flows, while Eastern Europe lagged on the back of the uncertainties surrounding Greece’s fiscal woes. We expect emerging market countries to achieve much higher growth rates than developed countries, given lower debt/GDP and banking sector leverage and more sustainable fiscal deficits.

The Payden Emerging Market Bond Fund Investor Class (PYEMX) returned 8.71%, and the Fund’s Adviser Class (PYEWX) returned 8.42% for the six-months ended April 30, 2010, as compared to its benchmarks, which returned 6.67% for the J.P. Morgan EMBI Global Diversified Index and 6.40% for the J.P. Morgan EMBI Global Index. The strategy has been overweight in Latin America, favoring improving credits such as Brazil, Peru and Uruguay. We have maintained an underweight position in Eastern Europe, avoiding Bulgaria and Hungary, an overweight exposure in Asia, and a neutral position in Africa/Middle East.

U.S. Equity Strategies

The rally in the equity markets continued at an impressive pace as strong corporate earnings, better-than-expected macroeconomic data, and increased mergers & acquisitions activity enabled stock market indices to post double digit returns for the six-month period ended April 30, 2010. The markets began the period on a positive note as fundamental data continued to filter through to higher earnings growth. The months of December and January provided market participants with glimpses of potential problems on the horizon as debt concerns out of Dubai and Greece rattled markets worldwide. However, the equity markets were able to rebound during the month of February on the strength of positive earnings surprises from corporations. The market drifted higher for the remainder of the period as market volatilities made 2-year lows due to better-than-expected economic data and the Fed’s decision to maintain an accommodative policy.

The Payden Value Leaders Fund (PYVLX), which is comprised of large-cap value stocks, returned 14.50% for the six-month period ended April 30, 2010. The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 17.78%. The underperformance was primarily due to individual stock selection. The weakest area of stock selection was the financials sector due to portfolio holdings BlackRock and Jefferies Group. The underweight to the consumer discretionary sector also detracted from relative performance. The Fund benefited from its overweight in the industrials sector and underweight in the utilities sector. The best performers in the Fund were defense contractors L-3 Communications and Northrop Grumman.

The Payden U.S. Growth Leaders Fund (PUGLX), which is comprised of large-cap growth stocks, returned 12.97% for the six-month period ended April 30, 2010. The Fund trailed its benchmark the Russell 1000 Growth Index, which returned 15.79%. The underperformance for the period was due to both sector and individual stock selection. The overweight to the energy sector was the largest detractor of relative performance. The top detractors in the Fund were software company Adobe Systems and computer chip maker Micron Technology. The Fund benefited from its underweight to the utilities sector. The top positive contributors in the Fund were retailer Dollar Tree and aircraft cabin component maker BE Aerospace.

Payden Mutual Funds

Global Equity Strategy

The Payden Global Equity Fund (PYGEX) returned 11.00% for the six-month period ended April 30, 2010, outperforming the Fund’s benchmark, the MSCI All Country World Index, which returned 9.78%. Global equity markets continued to grind higher as better-than-expected corporate earnings, the continual flow of positive economic data, and central banks reaffirming support for low interest rates were positive catalysts. The uncertainty surrounding Greece’s sovereign debt crisis, China’s restrictive policies to curtail growth, and inflationary fears stoked by higher commodity prices did little to dampen overall investor confidence. Market volatility continued to fall, as investors’ risk appetites grew throughout this period. Among the best performing markets were the United States, Mexico, and South Korea, while Greece, Portugal and Spain lagged as rating agencies downgraded their sovereign debt. Emerging markets underperformed developed markets after significant outperformance in the earlier part of 2009.

Growth oriented sectors that typically perform better during an economic recovery, such as industrials and consumer discretionary, led the equity markets higher. Telecommunication and energy, lagged the broad market.

The Fund is underweight Europe due to its sovereign debt crisis and the uncertainty it has created. Conversely, the Fund is overweight the United States as positive economic data and strong corporate earnings indicate its economy continues to recover. The Fund is also overweight emerging markets as these countries exhibit higher growth prospects with reasonable valuations. The Fund is neutral Asian countries as valuations are on par with market expectations. On a sector basis, the Fund is overweight cyclical sectors, such as industrials and materials, which are expected to outperform in this phase of the business cycle. In addition, an overweight to technology reflects the continued expectation for higher revenues and profits on expansive corporate activities.

The Metzler/Payden European Emerging Markets Fund (MPYMX) returned 16.37% for the six-month period ended April 30, 2010. The Fund’s benchmark, the Nomura Central and East European Index, returned 9.68% for the same period. Even though the six-month period was strong for equities in the region, it was marked by two events that, albeit to varying degrees, captured investors’ attention and increased volatility substantially: the debt issues of Dubai World and Greece. Economic data continued to paint a mostly positive picture of a better-than-expected economic recovery while company earnings also showed signs of recovery, supporting a strong rally in March. Energy-sensitive markets like Russia also responded well to higher oil prices. Despite continued supportive monetary and fiscal policy, however, risk aversion started to return towards the end of the period as the Greek debt issue and its implications for peripheral Europe led the risk-reduction trade, leaving the Fund flat in April 2010.

Semi-Annual Report

Portfolio Highlights & Investments

Payden Cash Reserves Money Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.

Portfolio Composition - percent of value

Cash Equivalent	2%
Mortgage Backed	5%
Repurchase Agreements	27%
U.S. Government Agency	56%
U.S. Government Guaranteed	4%
U.S. Treasury	6%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost - $417,243) (56%)
11,131,000	FFCB Disc Note, 0.52%, 8/3/10 (a)	$11,116
20,000,000	FFCB, 0.17%, 6/28/11	19,998
20,000,000	FFCB, 0.20%, 12/8/11	19,994
25,000,000	FFCB, 0.26%, 3/28/11	24,991
3,500,000	FFCB, 0.34%, 5/18/11	3,502
1,000,000	FFCB, 0.66%, 1/24/11	1,004
3,400,000	FFCB, 2.00%, 6/11/10	3,405
22,500,000	FHLB, 0.14%, 7/9/10	22,500
25,000,000	FHLB, 0.33%, 12/10/10	24,981
20,000,000	FHLB, 0.40%, 12/28/10	20,000
10,000,000	FHLB, 0.50%, 5/26/10	9,999
10,000,000	FHLB, 4.25%, 6/11/10	10,039
4,599,000	FHLMC Disc Note, 0.48%, 8/23/10 (a)	4,592
3,200,000	FHLMC Disc Note, 0.55%, 5/12/10 (a)	3,200
20,600,000	FHLMC, 0.15%, 1/11/12	20,600
25,000,000	FHLMC, 0.28%, 1/14/11	25,036
33,098,000	FHLMC, 0.32%, 3/9/11	33,141
3,198,000	FHLMC, 6.875%, 9/15/10	3,272
72,500,000	FNMA Disc Note, 0.19%, 6/2/10 (a)	72,489
25,000,000	FNMA Disc Note, 0.37%, 9/1/10 (a)	24,970
49,800,000	FNMA, 0.18%, 7/13/10	49,813
8,600,000	FNMA, 0.19%, 8/5/10	8,601

		417,243

FDIC Guaranteed (Cost - $32,035) (4%)
12,000,000	Bank of America, 0.28%, 9/13/10	12,000
20,000,000	JPMorgan Chase & Co., 0.33%, 2/23/11	20,035

		32,035

Mortgage Backed (Cost - $36,406) (5%)
5,868,292	FGSB M80844, 4.00%, 9/1/10	5,922
3,066,806	FGSB M80854, 3.50%, 10/1/10	3,093
20,538,091	FNCX 254967, 3.50%, 9/1/10	20,709
6,626,588	FNCX 254990, 3.50%, 11/1/10	6,682

		36,406

U.S. Treasury (Cost - $45,016) (6%)
35,000,000	U.S. Treasury Bill, 0.35%, 9/23/10 (a)	34,952
10,000,000	U.S. Treasury Note, 2.00%, 9/30/10	10,064

		45,016

Investment Company (Cost - $11,843) (2%)
11,842,713	Dreyfus Treasury Cash Management Fund	11,843
Repurchase Agreements (Cost - $205,000) (27%)
75,000,000	Barclays Tri Party, 0.16%, 5/3/10 (b)	75,000
40,000,000	Citigroup Tri Party, 0.18%, 5/6/10 (c)	40,000
90,000,000	Deutsche Bank Tri Party, 0.18%, 5/3/10 (d)	90,000

		205,000

Total (Cost - $747,543) (a) (100%)		747,543
Other Assets, net of Liabilities (0%)		371

Net Assets (100%)		$747,914

(a)	Yield to maturity at time of purchase.

(b)	The repurchase agreement dated 4/30/2010 is collateralized by the following security:

Barclays of New York Tri Party
76,512,300	U.S. Treasury Note, 1.00%, Apr 12	$76,500

(c)	The repurchase agreement dated 4/29/2010 is collateralized by the following security:

Citi Bank Tri Party
41,821,300	U.S. Treasury Note, 3.125%, May 19	$40,800

(d)	The repurchase agreement dated 4/30/2010 is collateralized by the following securities:

Deutsche Bank-Deutsche Bank Tri Party
2,061,404	FNMA 4.50%, Jun 39	$2,031
8,472,274	FNMA 4.50%, Apr 40	8,543
9,609,078	FNMA 5.00%, Apr 29	8,379
18,439,165	FNMA 6.00%, Nov 34	8,324
12,000,000	FNMA 6.00%, Sep 37	8,369
25,166,158	FNMA 6.50%, Aug 36	8,367
33,305,983	FNMA 6.50%, Jan 37	8,346
15,941,584	FNMA 6.50%, Aug 37	8,489
15,072,644	FNMA 7.00%, Mar 37	8,436
20,074,618	FNMA 7.00%, Jul 37	8,365
16,994	FNMA 7.00%, Nov 37	7
9,999,785	FNMA 7.00%, Oct 38	8,509
10,750,926	FNMA 7.00%, Feb 39	8,335

		$94,500

See notes to financial statements.

Payden Mutual Funds

Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Credit Quality - percent of value

AAA	42%
AA	22%
A	24%
BBB	11%
BB	1%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Asset Backed (4%)
173,663	AmeriCredit Prime Automobile Receivables Trust, 0.33%, 11/15/10	$174
45,698	Bank of America Auto Trust 144A, 0.39%, 9/15/10 (b)	46
850,000	Bavarian Sky SA, 1.25%, 1/15/18 (d)	1,132
393,508	BMW Vehicle Lease Trust, 2.04%, 4/15/11	394
1,000,000	CarMax Auto Owner Trust, 0.83%, 11/15/12	1,000
700,000	Cars Alliance Funding PLC, 0.75%, 10/8/23 (d)	921
876,353	CIT Equipment Collateral, 6.59%, 12/22/14	898
171,623	Hyundai Auto Receivables Trust, 0.35%, 9/15/10	172
56,250	Nissan Auto Lease Trust, 0.41%, 9/15/10	56
585,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	586
68,332	Nissan Auto Lease Trust, 2.01%, 4/15/11	68
646,687	PECO Energy Transition Trust, 6.52%, 12/31/10	660
229,621	USAA Auto Owner Trust, 4.98%, 10/15/12	233
343,881	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	346
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	622
491,190	World Omni Automobile Lease Securitization Trust, 0.40%, 11/15/10	491

		7,799

Corporate (55%)
500,000	American Honda Finance 144A, 0.45%, 3/27/12 (b)	497
330,000	American Honda Finance 144A, 2.37%, 3/18/13 (b)	332
2,000,000	Anheuser-Busch InBev Worldwide Inc. 144A, 1.01%, 3/26/13 (b)	2,004
1,950,000	ANZ National International Bank NZ 144A, 0.42%, 8/5/11 (b)	1,953
500,000	Atlantia SPA, 1.10%, 6/9/11 (d)	665
500,000	Australia & New Zealand Banking Group 144A, 0.60%, 10/21/11 (b)	501
300,000	Australia & New Zealand Banking Group Ltd. 144A, 0.85%, 8/4/11 (b)	302
430,000	Bank of New York Mellon Corp., 0.37%, 3/23/12	427
750,000	Bank of Nova Scotia Houston, 0.50%, 3/12/12	750
1,500,000	Bank of Nova Scotia, 0.50%, 3/5/12	1,500
300,000	Barclays Bank PLC, 1.55%, 7/23/10	300
700,000	Berkshire Hathaway Finance Corp., 0.42%, 1/13/12	701
1,395,000	Berkshire Hathaway Inc., 0.68%, 2/11/13	1,400
650,000	BHP Billiton Finance USA Ltd., 5.00%, 12/15/10	667
500,000	BHP Billiton Finance USA Ltd., 5.125%, 3/29/12	535
1,500,000	BNP Paribas, 0.69%, 4/8/13	1,501
750,000	British Telecommunications PLC, 9.125%, 12/15/10	786
165,000	Caterpillar Financial Services Corp., 1.03%, 6/24/11	166
1,300,000	Caterpillar Financial Services Corp., 0.50%, 12/16/11	1,304
570,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	574
300,000	Cellco Partnership, 2.86%, 5/20/11	308
1,300,000	Cellco Partnership, 3.75%, 5/20/11	1,338
500,000	Chevron Corp., 3.45%, 3/3/12	523
1,100,000	Chevron Phillips, 7.00%, 3/15/11	1,153
650,000	Cisco Systems Inc., 5.25%, 2/22/11	674
1,100,000	CME Group Inc., 0.89%, 8/6/10	1,102
1,400,000	Coca-Cola Enterprises Inc., 0.84%, 5/6/11	1,409
980,000	Columbus Southern Power, 0.65%, 3/16/12	981
600,000	Comcast Corp., 5.45%, 11/15/10	614
1,530,000	Commonwealth Bank of Australia 144A, 0.82%, 3/19/13 (b)	1,534
920,000	Commonwealth Bank of Australia 144A, 2.75%, 10/15/12 (b)	941
300,000	Compagnie de Saint-Gobain, 0.89%, 4/11/12 (d)	395
1,300,000	ConocoPhillips, 8.75%, 5/25/10	1,306
305,000	Consolidated Edison Co of New York Inc., 7.50%, 9/1/10	312
750,000	Cox Communications Inc., 7.75%, 11/1/10	774
560,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	574
790,000	Credit Agricole SA 144A, 0.59%, 2/2/12 (b)	790
750,000	CRH America Inc., 6.95%, 3/15/12	815
935,000	CSX Corp, 6.75%, 3/15/11	980
675,000	CVS Caremark Corp., 0.55%, 6/1/10	675
900,000	Daimler Finance North America LLC, 5.87%, 3/15/11	934
1,110,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	1,119
750,000	Dominion Resources Inc., 4.75%, 12/15/10	768
600,000	Dow Chemical Co., 2.49%, 8/8/11	610
500,000	Dow Chemical Co., 4.85%, 8/15/12	529
576,000	Dow Chemical Co., 6.12%, 2/1/11	595
650,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	653
1,400,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	1,518
650,000	Export-Import Bank of Korea, 5.12%, 2/14/11	667
960,000	FPL Group Capital Inc., 0.65%, 11/9/12	960
225,000	FPL Group Capital Inc., 1.13%, 6/17/11	227
1,500,000	France Telecom, 7.75%, 3/1/11	1,585
700,000	General Electric Capital Corp., 1.15%, 1/15/13	699
1,000,000	General Electric Capital Corp., 6.125%, 2/22/11	1,042
1,100,000	Georgia Power Co., 0.57%, 3/15/13	1,103
800,000	Goldman Sachs Group Inc., 0.58%, 6/28/10	800
650,000	Goldman Sachs Group Inc., 5.00%, 1/15/11	665
500,000	Halliburton Co., 5.50%, 10/15/10	512
500,000	Hewlett-Packard Co., 1.30%, 5/27/11	506
300,000	Hewlett-Packard Co., 2.25%, 5/27/11	304
800,000	IBM Corp., 0.29%, 11/4/11	801
600,000	John Deere Capital Corp., 1.00%, 1/18/11	603
900,000	John Deere Capital Corp., 1.00%, 6/10/11	905
104,000,000	John Hancock Global Funding II, 2.05%, 6/8/10 (d)	1,106
900,000	JPMorgan Chase & Co., 0.35%, 2/22/12	897
1,000,000	JPMorgan Chase & Co., 0.90%, 2/26/13	1,004
556,000	KeySpan Corp., 7.625%, 11/15/10	576
800,000	Kimberly-Clark Corp., 0.43%, 7/30/10	801
1,650,000	Kinder Morgan Energy Partners, 6.75%, 3/15/11	1,727
200,000	Kraft Foods Inc., 2.62%, 5/8/13 (c)	205
200,000	Kraft Foods Inc., 5.25%, 10/1/13	217
1,500,000	Merrill Lynch & Co., 4.79%, 8/4/10	1,514

Semi-Annual Report

Payden Limited Maturity Fund continued

Principal		Value
or Shares	Security Description	(000)

650,000	Metropolitan Life Global Funding 144A, 0.79%, 4/10/12 (b)	$650
1,300,000	Metropolitan Life Global Funding 144A, 2.15%, 6/10/11 (b)	1,320
1,000,000	Morgan Stanley, 5.62%, 1/9/12	1,055
600,000	Morgan Stanley, 6.75%, 4/15/11	628
960,000	National Australia Bank Ltd. 144A, 0.77%, 1/8/13 (b)	961
600,000	National Grid PLC, 0.99%, 1/18/12 (d)	795
1,400,000	New York Life Global Funding 144A, 0.38%, 6/16/11 (b)	1,401
770,000	Nordea Bank Finland PLC, 0.59%, 4/13/12	770
1,400,000	Northern States Power Co., 4.75%, 8/1/10	1,415
600,000	Novartis Capital Corp., 1.90%, 4/24/13	602
580,000	PACCAR Financial Corp., 0.69%, 4/5/13	582
1,425,000	Pacific Gas & Electric Co., 1.20%, 6/10/10	1,426
225,000	PepsiAmericas Inc., 5.625%, 5/31/11	236
1,400,000	PepsiCo Inc., 0.33%, 7/15/11	1,401
600,000	Pfizer Inc., 2.20%, 3/15/11	611
200,000	Pricoa Global Funding 144A, 1.05%, 6/4/10 (b)	200
800,000	Procter & Gamble International Funding, 1.35%, 8/26/11	805
650,000	Roche Holdings Inc. 144A, 2.26%, 2/25/11 (b)	661
1,420,000	Santander U.S. Debt SA Unipersonal 144A, 0.70%, 10/21/11 (b)	1,422
500,000	Schneider Electric SA, 0.84%, 7/18/11 (d)	662
1,000,000	Shell International Finance, 1.30%, 9/22/11	1,007
430,000	Shell International Finance, 1.87%, 3/25/13	432
500,000	Siemens Financieringsmaatschappij NV, 0.40%, 3/16/12	501
1,000,000	Simon Property Group LP, 4.87%, 8/15/10	1,008
1,300,000	Southern Co., 0.96%, 8/20/10	1,303
100,000	Southern Co., 5.30%, 1/15/12	107
900,000	Sprint Nextel Corp., 0.68%, 6/28/10	897
1,160,000	Standard Chartered Bank New York, 0.65%, 11/16/11	1,161
400,000	Svenska Handelsbanken AB 144A, 1.25%, 9/14/12 (b)	403
500,000	Telecom Italia Capital SA, 0.91%, 7/18/11	498
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	753
270,000	Thermo Fisher Scientific Inc. 144A, 2.15%, 12/28/12 (b)	270
900,000	Transocean Inc., 1.62%, 12/15/37	893
500,000	US Bancorp, 0.64%, 5/6/10	500
1,000,000	US Bancorp, 0.65%, 6/4/10	1,000
500,000	Vodafone Group PLC, 1.15%, 9/5/13 (d)	664
300,000	Vodafone Group PLC, 5.50%, 6/15/11	315
800,000	Wachovia Corp., 0.43%, 10/15/11	798
149,000	Wells Fargo & Co., 0.39%, 1/12/11	149
1,500,000	Westpac Banking Corp. 144A, 0.44%, 12/14/12 (b)	1,499
1,400,000	Westpac Banking Corp. 144A, 0.84%, 4/8/13 (b)	1,402
570,000	Wisconsin Energy Corp., 6.50%, 4/1/11	599
200,000	Wyeth, 6.95%, 3/15/11	211

		94,188

FDIC Guaranteed (3%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	2,685
1,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	1,482
961,138	Structured Sale Guaranteed Notes 144A, 0.82%, 2/25/48 (b)	964

		5,131

Foreign Government (2%)
800,000	Malaysia Government International Bond, 7.50%, 7/15/11	858
1,400,000	Province of Manitoba, 5.00%, 2/15/12	1,496
350,000	Province of Ontario, 2.625%, 1/20/12	360

		2,714

Foreign Government Guaranteed (13%)
980,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	1,002
900,000	Dexia Credit Local 144A, 0.92%, 9/23/11 (b)	906
2,600,000	Japan Finance Corp., 2.00%, 6/24/11	2,622
600,000	Kreditanstalt fuer Wiederaufbau, 1.875%, 3/15/11	608
3,000,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	3,100
2,020,000	Lloyds TSB Bank PLC 144A, 1.11%, 4/1/11 (b)	2,031
800,000	Lloyds TSB Bank PLC 144A, 2.30%, 4/1/11 (b)	813
2,000,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	2,052
2,861,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	2,930
2,900,000	Nationwide Building Society 144A, 0.43%, 5/17/12 (b)	2,895
1,000,000	Royal Bank of Scotland PLC 144A, 0.65%, 4/8/11 (b)	1,002
470,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	481
1,200,000	Societe Financement de l’Economie Francaise 144A, 0.50%, 7/16/12 (b)	1,205
500,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	511

		22,158

Mortgage Backed (11%)
342,699	Asset Backed Funding Certificates, 0.57%, 4/25/34	307
182,955	Bear Stearns Alt-A Trust, 3.19%, 3/25/34	168
984,554	FH 1B2612 ARM, 3.09%, 11/1/34	1,021
486,353	FH 847515 ARM, 3.21%, 2/1/34	506
685,823	FHR 3196 PA, 5.25%, 8/15/11	703
644,368	FHR 3540 CD, 2.00%, 6/15/14	647
142,148	FN 708229 ARM, 2.26%, 4/1/33	146
1,173,947	FN 745017 15YR, 4.50%, 7/1/20	1,222
2,942,007	FN 784365 ARM, 2.23%, 5/1/34	3,026
238,214	FN 878544 ARM, 5.33%, 3/1/36	250
1,386,562	FN 889821 ARM, 3.66%, 12/1/36	1,438
1,248,582	FN AD0079 ARM, 3.42%, 11/1/35	1,293
1,365,721	FNR 03-119 FE, 1.26%, 6/25/27	1,374
916,338	GNR 02-48 FT, 0.45%, 12/16/26	926
2,728,116	GNR 09-8 LA, 5.00%, 4/20/33	2,808
349,325	GNR 99-43 FA, 0.70%, 11/16/29	353
850,000	Granite Master Trust PLC, 0.68%, 12/17/54	365
1,009,769	Harborview Mortgage Loan Trust, 3.52%, 1/19/35	792
312,607	Homebanc Mortgage Trust, 1.12%, 8/25/29	208
411,570	Long Beach Mortgage Loan Trust, 6.245%, 8/25/33	127
389,362	Sequoia Mortgage Trust, 0.65%, 10/20/27	363
383,046	Structured Adjustable Rate Mortgage Loan Trust, 2.94%, 9/25/34	294
688,751	Structured Asset Mortgage Investments Inc., 4.36%, 7/25/32	678

		19,015

Municipal (3%)
1,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	1,304
500,000	Indiana Development Finance Authority, 5.75%, 10/1/11	511
250,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (e) FGIC	254
680,000	New York Liberty Development Corp., 0.50%, 12/1/49	681
350,000	New York State Urban Development Corp., 5.50%, 1/1/17	361

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

1,570,000	Texas State, 0.26%, 6/1/29	$1,570
1,150,000	Texas State, 0.30%, 12/1/26	1,150

		5,831

Supranational (1%)
1,200,000	African Development Bank, 0.43%, 7/22/12	1,201
1,000,000	International Bank for Reconstruction & Development, 1.65%, 5/18/11	1,007

		2,208

U.S. Government Agency (5%)
4,000,000	FHLMC, 0.15%, 1/11/12	3,993
1,000,000	FNMA, 0.35%, 5/27/11	1,000
2,800,000	FNMA, 0.37%, 2/23/12	2,807

		7,800

Commercial Paper (2%)
670,000	ASB Finance Ltd., 0.34%, 1/27/11	670
1,500,000	Macquarie Bank Ltd., 0.36%, 7/26/10	1,500
2,000,000	Prudential Funding LLC, 0.21%, 5/21/10 (f)	2,000

		4,170

Total Bonds (Cost - $172,213)		171,014

Investment Company (Cost - $1,029) (1%)
1,029,373	Payden Cash Reserves Money Market Fund *	1,029

Total (Cost - $173,242) (a) (100%)		172,043
Other Assets, net of Liabilities (0%)		549

Net Assets (100%)		$172,592

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$570
Unrealized depreciation	(1,769)

Net unrealized depreciation	$(1,199)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $205 and the total market value of the collateral held by the fund is $210.

(d)	Par in foreign currency.

(e)	Payment of principal and/or interest is insured against default by a Monoline insurer.

FGIC - Financial Guaranty Insurance Co.

(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery	Buy		Amount	Appreciation
Date	Sell	Currency	(000s)	(000s)

Assets:
5/10/2010	Sell	Euro	3,942	$24
5/10/2010	Sell	Japanese Yen	105,900	5

				$29

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)

Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$(43)

See notes to financial statements.

Semi-Annual Report

Payden Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	39%
AA	16%
A	20%
BBB	16%
BB/B	9%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
Asset Backed (6%)
1,810,000	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	$1,816
4,750,000	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	4,752
1,930,000	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	1,934
2,300,000	Bavarian Sky SA, 1.25%, 1/15/18 (d)	3,063
2,819,160	BMW Vehicle Lease Trust, 2.04%, 4/15/11	2,826
3,223,000	CarMax Auto Owner Trust, 0.83%, 11/15/12	3,223
1,800,000	Cars Alliance Funding PLC, 0.75%, 10/8/23 (d)	2,368
1,536,484	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	1,543
1,370,000	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	1,373
1,755,237	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	1,762
1,260,000	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	1,263
1,670,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	1,672
2,349,856	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	2,364

		29,959

Corporate (58%)
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,028
850,000	Alabama Power Co., 5.80%, 11/15/13	959
1,500,000	Allstate Corp., 6.20%, 5/16/14	1,686
600,000	America Movil SAB de CV 144A, 3.62%, 3/30/15 (b)	611
1,500,000	American Honda Finance 144A, 0.45%, 3/27/12 (b)	1,491
870,000	American Honda Finance 144A, 2.37%, 3/18/13 (b)	874
500,000	American Honda Finance 144A, 4.62%, 4/2/13 (b)	532
1,700,000	American Honda Finance Corp. 144A, 2.63%, 6/29/11 (b)	1,731
1,210,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	1,410
2,410,000	Anheuser-Busch InBev Worldwide Inc. 144A, 2.50%, 3/26/13 (b)	2,424
980,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	1,008
1,600,000	ANZ National International Bank NZ 144A, 6.20%, 7/19/13 (b)	1,765
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,303
2,500,000	Atlantia SPA, 1.10%, 6/9/11 (d)	3,323
1,700,000	Australia & New Zealand Banking Group Ltd. 144A, 0.85%, 8/4/11 (b)	1,711
2,340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	2,360
4,050,000	Bank of Nova Scotia, 2.25%, 1/22/13	4,091
2,000,000	Bank of Tokyo-Mitsubishi UFJ 144A, 2.60%, 1/22/13 (b)	2,033
3,300,000	Barclays Bank PLC, 1.55%, 7/23/10	3,300
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,134
1,300,000	Berkshire Hathaway Finance Corp., 4.00%, 4/15/12	1,372
4,090,000	Berkshire Hathaway Inc., 0.68%, 2/11/13	4,106
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	667
1,500,000	BNP Paribas, 1.25%, 6/11/12	1,522
1,200,000	BNP Paribas, 2.12%, 12/21/12	1,211
865,000	Boston Scientific Corp., 6.00%, 6/15/11 (c)	898
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,127
500,000	BP Capital Markets PLC, 3.125%, 3/10/12	518
1,400,000	BP Capital Markets PLC, 3.625%, 5/8/14	1,461
1,250,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,381
2,150,000	British Telecommunications PLC, 9.125%, 12/15/10	2,254
3,080,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	3,112
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	821
1,355,000	Case New Holland Inc., 7.12%, 3/1/14	1,392
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	1,996
1,710,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,723
875,000	Cellco Partnership, 3.75%, 5/20/11	901
1,500,000	Cellco Partnership, 5.55%, 2/1/14	1,653
3,000,000	Cie de Financement Foncier 144A, 2.12%, 4/22/13 (b)	3,022
1,775,000	Cisco Systems Inc., 5.25%, 2/22/11	1,841
1,750,000	Citigroup Inc., 5.50%, 10/15/14	1,820
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,736
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,738
2,454,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	2,556
1,780,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	1,802
1,790,000	Commonwealth Bank of Australia 144A, 3.75%, 10/15/14 (b)	1,831
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,417
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,359
1,360,000	Corrections Corp of America, 6.25%, 3/15/13	1,387
1,590,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	1,629
1,970,000	Credit Agricole SA 144A, 0.59%, 2/2/12 (b)	1,970
1,500,000	CRH America Inc., 6.95%, 3/15/12	1,630
1,785,000	CVS Caremark Corp., 0.55%, 6/1/10	1,785
1,380,000	D.R. Horton Inc., 5.375%, 6/15/12	1,428
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	604
2,400,000	Dexia Credit Local 144A, 2.37%, 9/23/11 (b)	2,447
2,000,000	Diageo Capital PLC, 5.12%, 1/30/12	2,124
2,370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	2,508
1,375,000	Dish DBS Corp., 6.375%, 10/1/11	1,432
4,000,000	Dow Chemical Co., 4.85%, 8/15/12	4,232
1,620,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	1,627
3,630,000	Duke Energy Carolinas LLC, 6.25%, 1/15/12	3,936
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	957
1,200,000	Eli Lilly & Co., 3.55%, 3/6/12	1,253
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	877
360,000	Equifax Inc., 4.45%, 12/1/14	375
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,800
1,000,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	1,180
1,800,000	Fortune Brands Inc., 3.00%, 6/1/12	1,818
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,413
1,800,000	General Electric Capital Corp., 1.15%, 1/15/13	1,796

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

1,100,000	General Electric Capital Corp., 2.80%, 1/8/13	$1,119
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,775
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,396
785,000	Georgia-Pacific LLC, 8.125%, 5/15/11	832
3,150,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	3,431
1,000,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	1,019
1,599,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,722
1,060,000	Hartford Financial Services Group, 4.00%, 3/30/15	1,058
1,499,000	Hewlett-Packard Co., 4.25%, 2/24/12	1,584
3,330,000	IBM Corp., 2.10%, 5/6/13	3,368
1,000,000	IBM International Group Capital, 5.05%, 10/22/12	1,087
2,160,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	2,233
1,315,000	Ingersoll-Rand Global Holding Co. Ltd., 1.75%, 8/13/10	1,320
500,000	John Deere Capital Corp., 0.75%, 8/19/10	501
1,840,000	John Deere Capital Corp., 1.00%, 1/18/11	1,849
1,650,000	John Deere Capital Corp., 1.00%, 6/10/11	1,659
271,000,000	John Hancock Global Funding II, 2.05%, 6/8/10 (d)	2,883
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,393
1,001,000	Kinder Morgan Inc., 6.50%, 9/1/12	1,057
650,000	Kraft Foods Inc., 2.62%, 5/8/13 (c)	665
760,000	Kraft Foods Inc., 5.25%, 10/1/13	824
1,385,000	L-3 Communications Corp., 5.875%, 1/15/15	1,413
800,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	906
4,000,000	Metropolitan Life Global Funding 144A, 0.69%, 7/13/11 (b)	3,996
2,500,000	Microsoft Corp., 2.95%, 6/1/14	2,571
400,000	MidAmerican Energy Holdings, 3.15%, 7/15/12	412
830,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	857
1,100,000	Morgan Stanley, 2.35%, 5/14/10	1,101
1,000,000	Morgan Stanley, 4.10%, 1/26/15	990
1,100,000	Morgan Stanley, 4.20%, 11/20/14	1,099
1,200,000	Morgan Stanley, 6.00%, 5/13/14	1,292
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,050
2,220,000	National Australia Bank Ltd. 144A, 0.77%, 1/8/13 (b)	2,223
2,500,000	National Grid PLC, 0.99%, 1/18/12 (d)	3,311
1,720,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	1,738
2,400,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11 (d)	3,332
1,000,000	New York Life Global Funding 144A, 0.38%, 6/16/11 (b)	1,001
1,680,000	Nissan Motor Acceptance 144A, 3.25%, 1/30/13 (b)	1,715
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	1,113
500,000	Northern States Power Co., 8.00%, 8/28/12	573
1,610,000	Novartis Capital Corp., 1.90%, 4/24/13	1,616
610,000	Novartis Capital Corp., 4.125%, 2/10/14	651
700,000	Occidental Petroleum Corp., 4.125%, 6/1/16	739
880,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	906
1,340,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	1,367
1,540,000	PACCAR Financial Corp., 0.69%, 4/5/13	1,545
2,500,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b)(c)	2,588
400,000	Pfizer Inc., 3.625%, 6/3/13 (d)	559
880,000	Praxair Inc., 1.75%, 11/15/12	885
700,000	Procter & Gamble Co., 3.50%, 2/15/15	726
1,435,000	Procter & Gamble Co., 4.60%, 1/15/14	1,555
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,114
2,500,000	Prudential Financial Inc., 2.75%, 1/14/13	2,518
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,130
650,000	Public Service Co. of Colorado, 5.125%, 6/1/19	696
1,810,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,977
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,958
1,683,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,780
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	1,253
1,330,000	Rock-Tenn Co., 8.20%, 8/15/11	1,408
820,000	Rogers Communications Inc., 6.375%, 3/1/14	919
4,000,000	Royal Bank of Canada, 2.25%, 3/15/13	4,040
1,660,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	1,743
2,500,000	Santander U.S. Debt SA Unipersonal 144A, 2.48%, 1/18/13 (b)	2,459
1,230,000	Shell International Finance, 1.87%, 3/25/13	1,236
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,548
410,000	Simon Property Group LP, 4.20%, 2/1/15	417
1,375,000	Sprint Capital Corp., 8.375%, 3/15/12	1,458
1,325,000	SPX Corp., 7.625%, 12/15/14	1,408
3,540,000	Standard Chartered Bank New York, 0.65%, 11/16/11	3,543
1,305,000	StatoilHydro ASA, 2.90%, 10/15/14	1,326
1,390,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,463
810,000	Stryker Corp., 3.00%, 1/15/15	820
2,000,000	Svenska Handelsbanken AB 144A, 2.875%, 9/14/12 (b)	2,048
2,500,000	Telecom Italia SPA, 1.18%, 12/6/12 (d)	3,301
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,007
900,000	Thermo Fisher Scientific Inc. 144A, 2.15%, 12/28/12 (b)	900
1,300,000	Toronto-Dominion Bank, 1.45%, 9/10/10 (d)	1,733
2,300,000	Transocean Inc., 1.62%, 12/15/37	2,283
970,000	Union Pacific Corp., 6.125%, 1/15/12	1,048
1,050,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,154
1,050,000	Valero Energy Corp., 6.875%, 4/15/12	1,141
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,335
1,640,000	Verizon Global Funding Corp., 7.25%, 12/1/10	1,703
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,156
1,000,000	Vodafone Group PLC, 0.53%, 2/27/12	1,000
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,349
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,002
1,129,000	Wachovia Corp., 5.30%, 10/15/11	1,190
1,020,000	Wells Fargo & Co., 3.75%, 10/1/14	1,041
1,500,000	Westpac Banking Corp. 144A, 0.84%, 4/8/13 (b)	1,502
1,630,000	Westpac Banking Corp., 2.25%, 11/19/12	1,650
930,000	Weyerhaeuser Co., 6.75%, 3/15/12	1,002
1,280,000	Windstream Corp., 8.125%, 8/1/13	1,344
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,358
1,435,000	Wynn Las Vegas LLC, 6.625%, 12/1/14 (c)	1,461

		276,746

FDIC Guaranteed (3%)
5,000,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	4,794
6,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	6,112
1,922,275	Structured Sale Guaranteed Notes 144A, 0.82%, 2/25/48 (b)	1,929
2,868,652	Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,864

		15,699

Foreign Government (5%)
2,200,000	Federal Republic of Germany 144A, 1.50%, 9/21/12 (b)	2,215
1,600,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,717
3,300,000	Province of Ontario, 1.875%, 11/19/12	3,326
1,610,000	Republic of Brazil, 10.25%, 6/17/13	1,992
590,000	Republic of Chile, 5.50%, 1/15/13	646
1,500,000	Republic of Colombia, 10.00%, 1/23/12	1,717

Semi-Annual Report

Payden Short Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

3,530,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	$4,413
460,000	Republic of Panama, 9.375%, 7/23/12	536
1,850,000	Republic of Poland, 6.25%, 7/3/12	2,029
1,900,000	Republic of South Africa, 7.375%, 4/25/12	2,086
1,060,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,093
2,500,000	United Mexican States, 6.375%, 1/16/13	2,763

		24,533

Foreign Government Guaranteed (5%)
1,700,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,743
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11 (d)	3,759
2,153,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	2,201
1,050,000	Japan Finance Corp., 2.00%, 6/24/11	1,059
900,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	930
3,000,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	3,073
2,800,000	Nationwide Building Society 144A, 0.43%, 5/17/12 (b)	2,795
1,000,000	Royal Bank of Scotland PLC 144A, 0.65%, 4/8/11 (b)	1,002
3,100,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	3,172
4,190,000	Societe Financement de l’Economie Francaise 144A, 2.125%, 1/30/12 (b)	4,274

		24,008

Mortgage Backed (7%)
6,213,777	Adjustable Rate Mortgage Trust, 5.64%, 3/25/37	3,452
3,327,355	FG G13328 30YR, 6.00%, 11/1/22	3,592
2,573,071	FH 782784 ARM, 2.75%, 10/1/34	2,682
2,193,024	FN 708229 ARM, 2.26%, 4/1/33	2,246
747,899	FN 743821 ARM, 2.85%, 11/1/33	770
583,784	FN 755867 ARM, 3.07%, 12/1/33	606
1,409,223	FN 790762 ARM, 3.15%, 9/1/34	1,449
2,083,995	FN 790764 ARM, 3.19%, 9/1/34	2,144
1,804,789	FN 794792 ARM, 3.00%, 10/1/34	1,861
1,631,393	FN 794797 ARM, 2.78%, 10/1/34	1,684
4,741,039	Harborview Mortgage Loan Trust, 5.32%, 12/19/35	3,774
352,617	Indymac Index Mortgage Loan Trust, 3.34%, 10/25/34	315
1,691,015	MLCC Mortgage Investors, Inc., 2.31%, 12/25/34	1,638
1,905,571	MLCC Mortgage Investors, Inc., 5.12%, 2/25/36	1,799
334,978	Morgan Stanley Mortgage Loan Trust, 2.80%, 7/25/34	309
195,636	Provident Funding Mortgage Loan Trust, 2.83%, 4/25/34	194
828,785	Sequoia Mortgage Trust, 0.65%, 10/20/27	771
413,424	Structured Adjustable Rate Mortgage Loan Trust, 2.71%, 10/25/34	355
2,764,061	Structured Adjustable Rate Mortgage Loan Trust, 2.80%, 8/25/34	2,380
1,348,068	Structured Asset Mortgage Investments Inc., 2.13%, 10/19/34	1,074

		33,095

Municipal (1%)
3,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	3,309
600,000	Citizens Property Insurance Corp. FL, 5.00%, 3/1/13	633
3,200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	3,347

		7,289

Supranational (1%)
3,600,000	European Investment Bank, 4.75%, 4/15/11 (d)	4,973
U.S. Government Agency (2%)
8,000,000	FNMA, 2.05%, 1/28/13	8,009
U.S. Treasury (7%)
5,000,000	U.S. Treasury Bill, 0.14%, 6/10/10 (f)	4,999
6,300,000	U.S. Treasury Bill, 0.13%, 7/15/10 (f)	6,298
20,000,000	U.S. Treasury Bill, 0.18%, 9/23/10 (f)	19,985
1,500,000	U.S. Treasury Bill, 0.31%, 10/21/10 (f)(g)	1,498

		32,780

Commercial Paper (2%)
5,000,000	ENIFIN, 0.17%, 5/5/10	5,000
4,250,000	Macquarie Bank Ltd., 0.36%, 7/26/10	4,250

		9,250

Total Bonds (Cost - $464,877)		466,341

Investment Company (Cost - $15,061) (3%)
15,060,832	Payden Cash Reserves Money Market Fund *	15,061

Total (Cost - $479,938) (a) (100%)		481,402
Liabilities in excess of Other Assets (−0%)		(764)

Net Assets (100%)		$480,638

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$8,209
Unrealized depreciation	(6,745)

Net unrealized appreciation	$1,464

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $4,754 and the total market value of the collateral held by the fund is $4,913.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.

(g)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery	Buy		Amount	Appreciation
Date	Sell	Currency	(000s)	(000s)

Assets:
5/10/2010	Sell	Euro	22,693	$140
5/10/2010	Sell	Japanese Yen	275,900	14

				$154

Payden Mutual Funds

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

143	U.S. Treasury 2 Year Note Future	Jun-10	$31,114	$(117)
224	U.S. Treasury 5 Year Note Future	Jun-10	25,953	(217)
12	U.S. Treasury 10 Year Note Future	Jun-10	1,415	(25)

				$(359)

See notes to financial statements.

Semi-Annual Report

Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Cash Equivalent	3%
Mortgage Backed	18%
U.S. Government Agency	53%
U.S. Government Guaranteed	21%
U.S. Treasury	5%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
FDIC Guaranteed (21%)
670,000	Bank of America Corp., 2.10%, 4/30/12	$683
1,500,000	Bank of the West, 2.15%, 3/27/12	1,531
2,000,000	Citigroup Funding Inc., 2.125%, 7/12/12	2,040
1,300,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	1,246
1,600,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	1,482
1,269,021	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (b)	1,268
3,200,000	General Electric Capital Corp., 2.20%, 6/8/12	3,271
700,000	HSBC USA Inc., 3.125%, 12/16/11	726
185,000	JPMorgan Chase & Co., 3.125%, 12/1/11	192
375,000	Morgan Stanley, 2.25%, 3/13/12	384
1,100,000	State Street Corp., 2.15%, 4/30/12	1,123
961,138	Structured Sale Guaranteed Notes 144A, 0.82%, 2/25/48 (b)	965
2,868,652	Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	2,864
1,000,000	US Bancorp, 2.25%, 3/13/12	1,021
950,000	Wells Fargo & Co., 2.125%, 6/15/12	970
430,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	433

		20,199

Mortgage Backed (21%)
377,449	FG G13328 30YR, 6.00%, 11/1/22	407
734,951	FG M80911 7YR, 4.00%, 4/1/11	748
585,737	FH 1B2420 ARM, 5.07%, 11/1/35	614
1,244,989	FH 1G1745 ARM, 5.10%, 8/1/35	1,290
393,814	FH 1J1279 ARM, 5.83%, 4/1/36	417
751,864	FH 1K0030 ARM, 5.99%, 7/1/36	774
1,028,807	FH 1Q0044 ARM, 5.26%, 4/1/36	1,079
625,224	FH 1Q0232 ARM, 5.37%, 12/1/36	658
940,726	FHR 2929 AC, 4.50%, 12/15/22	974
326,285	FHR 3196 PA, 5.25%, 8/15/11	335
1,140,531	FHR 3540 CD, 2.00%, 6/15/14	1,145
417,406	FN 708229 ARM, 2.26%, 4/1/33	428
412,444	FN 743821 ARM, 2.85%, 11/1/33	424
312,741	FN 755867 ARM, 3.07%, 12/1/33	325
159,897	FN 790762 ARM, 3.15%, 9/1/34	164
236,329	FN 790764 ARM, 3.19%, 9/1/34	243
266,382	FN 794792 ARM, 3.00%, 10/1/34	275
241,118	FN 794797 ARM, 2.78%, 10/1/34	249
1,266,287	FN 797889 ARM, 4.368%, 1/1/35	1,330
306,967	FN 843045 ARM, 5.03%, 9/1/35	320
593,330	FN 850120 ARM, 5.30%, 10/1/35	621
529,364	FN 878544 ARM, 5.33%, 3/1/36	556
987,007	FN 887019 ARM, 5.85%, 6/1/36	1,040
794,267	FN 889207 ARM, 3.84%, 4/1/37	827
2,441,677	FNR 10-32 CL, 3.75%, 8/25/18	2,529
1,051,221	G2 3809 30YR, 6.50%, 1/20/36	1,142
256,271	GNR 03-98 PC, 5.00%, 2/20/29	261
378,667	GNR 04-73 JM, 0.00%, 9/16/34	353
501,530	GNR 05-58 NJ, 4.50%, 8/20/35	521

		20,049

U.S. Government Agency (50%)
155,000	FFCB, 1.75%, 2/21/13	156
2,720,000	FFCB, 1.875%, 12/7/12	2,745
2,000,000	FFCB, 2.45%, 12/3/13	2,000
2,500,000	FFCB, 3.70%, 5/15/13	2,643
1,000,000	FHLB, 1.12%, 5/18/12	1,000
2,500,000	FHLB, 1.50%, 1/16/13	2,507
3,000,000	FHLB, 1.625%, 11/21/12	3,019
2,500,000	FHLB, 2.00%, 7/27/12	2,508
1,900,000	FHLB, 2.60%, 4/20/15	1,900
3,000,000	FHLB, 3.625%, 10/18/13	3,173
1,000,000	FHLMC, 1.25%, 1/26/12	1,000
4,000,000	FHLMC, 1.62%, 4/15/13	3,996
2,000,000	FHLMC, 2.00%, 4/27/12	2,022
4,000,000	FHLMC, 2.87%, 2/9/15	4,046
2,000,000	FNMA, 2.12%, 1/25/13	2,008
6,000,000	FNMA, 2.625%, 11/20/14	6,056
3,802,000	FNMA, 2.75%, 3/13/14	3,887
700,000	FNMA, 2.875%, 12/11/13	722
2,200,000	FNMA, 3.00%, 2/17/15	2,221

		47,609

U.S. Treasury (5%)
2,000,000	U.S. Treasury Note, 2.00%, 11/30/13	2,014
950,000	U.S. Treasury Note, 2.875%, 1/31/13	990
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,570
500,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	528

		5,102

Total Bonds (Cost - $91,693)		92,959

Investment Company (Cost - $2,559) (2%)
2,558,832	Payden Cash Reserves Money Market Fund *	2,559

Total (Cost - $94,252) (a) (99%)		95,518
Other Assets, net of Liabilities (1%)		634

Net Assets (100%)		$96,152

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,288
Unrealized depreciation	(22)

Net unrealized appreciation	$1,266

Payden Mutual Funds

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

51	U.S. Treasury 2 Year Note Future	Jun-10	$11,096	$(41)

See notes to financial statements.

Semi-Annual Report

Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	98%
U.S. Treasury	2%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (144%)
Mortgage Backed (142%)
9,697,842	FH 1A0001 ARM, 3.66%, 4/1/35	$10,048
1,103,865	FH 1B3142 ARM, 3.45%, 11/1/36	1,149
5,546,963	FH 1B4282 ARM, 5.05%, 10/1/38	5,802
7,903,317	FH 1G0501 ARM, 4.73%, 6/1/35	8,184
4,463,224	FH 1J1279 ARM, 5.83%, 4/1/36	4,731
6,386,929	FH 1Q0062 ARM, 4.66%, 11/1/35	6,699
288,209	FH 780444 ARM, 2.57%, 3/1/33	301
843,630	FH 782784 ARM, 2.75%, 10/1/34	879
2,936,183	FH 847228 ARM, 3.39%, 1/1/34	3,073
6,289,052	FH 848111 ARM, 3.29%, 9/1/37	6,544
6,765,016	FN 745551 30YR, 3.05%, 2/1/36	7,040
3,752,746	FN 832100 ARM, 4.83%, 7/1/35	3,904
7,173,781	FN 849257 ARM, 5.15%, 1/1/36	7,540
2,088,649	FN 889207 ARM, 3.84%, 4/1/37	2,176
5,054,779	FN 920795 ARM, 4.04%, 3/1/34	5,242
9,132,247	FN 995533 ARM, 4.65%, 1/1/37	9,424
6,150,514	FNR 03-73 HF, 0.71%, 1/25/31	6,160
2,559,856	FNR 06-101 FE, 0.51%, 10/25/36	2,573
1,425,519	FNR 06-27 BF, 0.56%, 4/25/36	1,423
10,290,384	FNR 07-95 A1, 0.51%, 8/27/36	10,274
3,612,354	FNW 04-W2 4A, 4.76%, 2/25/44	3,598
276,955	G2 2591 30YR, 7.00%, 5/20/28	302
4,072,440	G2 3415 30YR, 5.50%, 7/20/33	4,355
2,899,920	G2 3515 30YR, 5.50%, 2/20/34	3,099
4,491,007	G2 3584 30YR, 6.00%, 7/20/34	4,877
3,092,108	G2 3599 30YR, 6.50%, 8/20/34	3,395
1,836,491	G2 3711 30YR, 5.50%, 5/20/35	1,960
5,449,086	G2 3747 30YR, 5.00%, 8/20/35	5,705
3,834,212	G2 3772 30YR, 5.00%, 10/20/35	4,015
5,694,301	G2 3785 30YR, 5.00%, 11/20/35	5,962
2,646,725	G2 3805 30YR, 5.00%, 1/20/36	2,765
1,685,093	G2 3891 30YR, 6.50%, 8/20/36	1,834
6,615,921	G2 4083 30YR, 5.00%, 2/20/38	6,901
10,257,820	G2 4216 30YR, 6.00%, 8/20/38	10,841
9,365,434	G2 4284 30YR, 5.50%, 11/20/38	9,871
12,943,834	G2 4315 30YR, 5.50%, 12/20/38	13,750
6,975,402	G2 4437 30YR, 5.00%, 5/20/39	7,229
1,633,060	G2 4485 30YR, 5.00%, 7/20/39	1,692
10,347,332	G2 4560 30YR, 5.50%, 10/20/39	10,993
8,611,837	G2 701705 30YR, 5.00%, 2/20/39	8,961
7,090,065	G2 710025 30YR, 5.65%, 8/20/59	7,627
8,139,459	G2 713314 30YR, 6.00%, 3/20/39	8,753
823,356	G2 80013 ARM, 3.125%, 11/20/26	847
724,913	G2 80029 ARM, 4.375%, 1/20/27	753
382,909	G2 8006 ARM, 3.625%, 7/20/22	395
4,131,346	G2 80074 ARM, 4.375%, 5/20/27	4,284
622,985	G2 80134 ARM, 3.125%, 11/20/27	641
172,138	G2 80346 ARM, 3.125%, 11/20/29	177
1,618,386	G2 8041 ARM, 3.625%, 8/20/22	1,670
349,696	G2 80507 ARM, 4.375%, 4/20/31	363
274,828	G2 80579 ARM, 4.00%, 2/20/32	285
988,452	G2 80593 ARM, 4.375%, 4/20/32	1,025
1,735,348	G2 80611 ARM, 4.375%, 6/20/32	1,799
370,843	G2 80612 ARM, 4.50%, 6/20/32	385
232,490	G2 8062 ARM, 3.125%, 10/20/22	239
568,804	G2 80826 ARM, 4.50%, 2/20/34	591
115,291	G2 80932 ARM, 4.00%, 6/20/34	119
127,673	G2 80934 ARM, 4.50%, 6/20/34	132
906,768	G2 81018 ARM, 3.625%, 8/20/34	936
259,148	G2 81019 ARM, 4.125%, 8/20/34	268
60,030	G2 81044 ARM, 3.625%, 8/20/34	62
204,163	G2 8121 ARM, 4.375%, 1/20/23	212
293,198	G2 81402 ARM, 4.00%, 7/20/35	303
97,752	G2 81405 ARM, 4.125%, 7/20/35	101
113,737	G2 81696 ARM, 3.50%, 6/20/36	117
812,178	G2 81938 30YR, 2.625%, 7/20/37	834
847,418	G2 8198 ARM, 4.37%, 5/20/23	879
1,320,298	G2 82245 30YR, 5.00%, 12/20/38	1,350
289,444	G2 8228 ARM, 3.625%, 7/20/23	299
246,881	G2 8301 ARM, 3.125%, 10/20/23	254
283,781	G2 8339 ARM, 3.125%, 12/20/23	292
445,047	G2 8421 ARM, 4.37%, 5/20/24	461
287,732	G2 8595 ARM, 4.375%, 2/20/25	299
178,827	G2 8855 ARM, 3.125%, 10/20/21	184
193,772	G2 8867 ARM, 3.125%, 11/20/21	199
2,474,679	G2 8991 ARM, 3.125%, 10/20/26	2,544
5,816,831	GN 455989 15YR, 5.00%, 7/15/26	6,128
511,900	GN 582100 30YR, 7.50%, 4/15/32	579
2,206,622	GN 605099 30YR, 5.50%, 3/15/34	2,359
3,021,317	GN 605301 30YR, 5.50%, 7/15/34	3,214
1,610,149	GN 615263 30YR, 6.00%, 6/15/33	1,730
4,140,731	GN 616826 30YR, 5.50%, 1/15/35	4,422
1,529,709	GN 629903 35YR, 5.80%, 6/15/42	1,618
6,911,576	GN 630057 30YR, 5.13%, 4/15/48	7,152
2,600,123	GN 670403 30YR, 6.50%, 2/15/38	2,818
12,000,206	GN 673234 30YR, 6.00%, 11/15/38	12,890
9,160,900	GN 677101 30YR, 5.50%, 7/15/38	9,745
3,812,890	GN 677318 30YR, 6.00%, 9/15/38	4,096
1,202,594	GN 677378 30YR, 7.00%, 10/15/38	1,312
1,869,580	GN 690008 30YR, 7.00%, 10/15/38	2,040
3,279,945	GN 693184 30YR, 6.00%, 10/15/38	3,523
3,808,964	GN 693553 30YR, 6.00%, 7/15/38	4,092
3,075,680	GN 693559 30YR, 6.00%, 7/15/38	3,304
3,656,116	GN 693570 30YR, 6.00%, 7/15/38	3,927
4,471,545	GN 694412 30YR, 6.00%, 9/15/38	4,803
2,216,445	GN 697066 30YR, 5.00%, 3/15/39	2,312
7,250,449	GN 698035 30YR, 6.00%, 1/15/39	7,788
9,372,257	GN 698196 30YR, 4.50%, 6/15/39	9,540
5,201,848	GN 698606 30YR, 6.00%, 11/15/38	5,588
9,745,053	GN 704439 30YR, 4.50%, 3/15/39	9,919
9,626,637	GN 704489 30YR, 5.50%, 4/15/39	10,241
9,787,494	GN 710868 30YR, 5.50%, 9/15/39	10,412
2,707,107	GN 713930 30YR, 5.00%, 10/15/39	2,823
59,190	GN 780619 15YR, 7.00%, 8/15/12	62
463,563	GN 781324 30YR, 7.00%, 7/15/31	521
335,662	GN 781445 30YR, 8.00%, 11/15/31	387
1,420,466	GN 781527 30YR, 6.00%, 11/15/32	1,547
2,610,020	GN 781810 30YR, 5.50%, 10/15/34	2,776
9,366,433	GN 781811 30YR, 5.00%, 10/15/34	9,790
6,605,773	GN 782272 30YR, 5.50%, 2/15/38	7,027
13,234,628	GN 782778 30YR, 6.50%, 1/15/33	14,537
12,000,743	GN 782835 30YR, 6.00%, 12/15/39	12,891
12,000,634	GN 782858 30YR, 6.00%, 11/15/39	12,891
25,000,000	GNMA 4.50%, 30YR TBA (b)	25,391

Payden Mutual Funds

Principal		Value
or Contracts	Security Description	(000)

96,450,000	GNMA 5.00%, 30YR TBA (b)	$100,579
138,950,000	GNMA 5.50%, 30YR TBA (b)	147,526
1,199,379	GNR 00-22 FG, 0.45%, 5/16/30	1,208
245,241	GNR 00-26 DF, 0.65%, 9/20/30	245
630,431	GNR 00-26 FA, 0.80%, 9/20/30	630
668,768	GNR 00-9 FG, 0.85%, 2/16/30	673
356,033	GNR 00-9 FH, 0.75%, 2/16/30	357
485,051	GNR 01-11 FB, 0.50%, 9/17/29	485
808,574	GNR 01-19 F, 0.75%, 5/16/31	811
167,972	GNR 01-21 FN, 0.45%, 8/16/22	168
338,788	GNR 01-26 F, 0.60%, 5/16/31	339
78,751	GNR 01-33 F, 0.70%, 7/20/31	79
4,312,853	GNR 01-47 FA, 0.65%, 9/16/31	4,382
1,952,240	GNR 01-59 FA, 0.65%, 11/16/24	1,959
1,601,387	GNR 01-64 F, 0.60%, 11/20/31	1,601
938,456	GNR 02-11 FJ, 0.75%, 2/20/32	944
1,065,970	GNR 02-13 FA, 0.75%, 2/16/32	1,068
430,275	GNR 02-24 FA, 0.75%, 4/16/32	432
318,982	GNR 02-4 FY, 0.70%, 1/16/32	321
509,220	GNR 02-41 HF, 0.65%, 6/16/32	510
2,585,697	GNR 02-48 FT, 0.45%, 12/16/26	2,612
2,362,183	GNR 02-5 FP, 0.80%, 1/16/32	2,369
2,332,599	GNR 02-72 FA, 0.65%, 10/20/32	2,335
4,172,157	GNR 02-76 F, 0.45%, 1/16/31	4,217
472,093	GNR 02-76 FY, 0.55%, 12/16/26	472
624,067	GNR 02-79 FB, 0.50%, 11/16/32	625
2,275,051	GNR 03-35 CF, 0.55%, 3/16/33	2,279
1,234,133	GNR 03-69 FD, 0.70%, 2/16/29	1,241
12,636,005	GNR 04-49 F, 0.65%, 11/20/30	12,697
12,000,000	GNR 04-5 PF, 0.80%, 2/20/33	12,087
8,026,532	GNR 04-56 F, 0.65%, 6/20/33	8,040
2,169,627	GNR 04-59 FH, 0.50%, 8/16/34	2,179
3,945,310	GNR 04-73 JM, 0.00%, 9/16/34	3,673
8,000,000	GNR 04-80 FM, 0.55%, 7/20/34	7,986
1,411,004	GNR 06-47 FA, 0.45%, 8/16/36	1,407
1,045,005	GNR 06-62 FB, 0.41%, 11/20/36	1,040
9,216,657	GNR 07-51 JF, 0.50%, 6/20/37	9,176
1,007,076	GNR 07-59 FJ, 0.55%, 7/20/37	1,006
3,155,244	GNR 08-2 FH, 0.70%, 1/20/38	3,158
3,989,319	GNR 08-67 UF, 0.70%, 6/20/38	3,991
3,645,361	GNR 08-70 A, 5.50%, 9/20/35	3,750
189,584	GNR 08-72 EF, 1.10%, 3/20/34	190
59,865,696	GNR 09-111 IO, 1.82%, 9/16/51	5,148
1,266,018	GNR 97-13 F, 0.81%, 9/16/27	1,267
1,183,209	GNR 99-18 FA, 0.55%, 5/16/29	1,183
965,836	GNR 99-40 FE, 0.80%, 11/16/29	975
1,009,096	GNR 99-40 FK, 0.80%, 11/16/29	1,012
469,589	GNR 99-43 FA, 0.70%, 11/16/29	474
1,231,551	GNR 99-45 FC, 0.65%, 12/16/29	1,241
1,477,861	GNR 99-45 FH, 0.70%, 12/16/29	1,490

		844,782

U.S. Government Agency (0%)
2,000,000	FNMA Disc Note, 0.21%, 8/11/10 (c)	1,999
U.S. Treasury (2%)
10,000,000	U.S. Treasury Note, 6.25%, 8/15/23	12,233
700,000	U.S. Treasury Bill, 0.15%, 6/3/10 (c)(d)	700

		12,933

Total Bonds (Cost - $848,135)		859,714

Put Options (Cost - $83) (0%)
200	U.S. Treasury 10 Year Future Aug 10 @ 111	47

Total (Cost - $848,218) (a) (144%)		859,761
Liabilities in excess of Other Assets (−44%)		(264,875)

Net Assets (100%)		$594,886

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$11,981
Unrealized depreciation	(438)

Net unrealized appreciation	$11,543

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.

(d)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

646	U.S. Treasury 2 Year Note Future	Jun-10	140,555	$(527)

See notes to financial statements.

Semi-Annual Report

Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	51%
AA	5%
A	18%
BBB	26%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (106%)
Asset Backed (1%)
150,212	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.92%, 11/25/32	$139
2,902,717	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,968
145,954	Landmark Mortgage Securities PLC, 0.86%, 6/17/38 (f)	199
211,368	Sequoia Mortgage Trust, 0.65%, 10/20/27	197
70,766	Structured Asset Investment Loan Trust, 0.76%, 9/25/34	60
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	238

		3,801

Corporate (45%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	2,019
1,420,000	American Express Co., 8.125%, 5/20/19	1,742
1,854,000	American Express Credit Corp., 5.125%, 8/25/14	1,995
1,210,000	Ameriprise Financial Inc., 5.30%, 3/15/20	1,262
703,000	Anadarko Finance Co., 7.50%, 5/1/31	812
1,055,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	1,230
2,940,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	2,978
2,447,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	2,563
2,590,000	ArcelorMittal, 9.85%, 6/1/19	3,378
4,165,000	AT&T Mobility LLC, 8.125%, 5/1/12	4,708
879,000	AT&T Mobility LLC, 8.75%, 3/1/31	1,162
2,550,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	2,623
1,105,000	Bank of America Corp., 4.50%, 4/1/15	1,116
2,740,000	Bank of China Hong Kong 144A, 5.55%, 2/11/20 (b) (e)	2,757
2,275,000	Barclays Bank PLC, 5.12%, 1/8/20	2,279
1,150,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,203
1,085,000	BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	1,198
774,000	Boston Properties LP, 6.25%, 1/15/13	843
1,930,000	Bottling Group LLC, 6.95%, 3/15/14	2,249
852,000	Burlington Northern Santa Fe LLC, 5.65%, 5/1/17	929
1,020,000	Canadian National Resources Ltd., 4.90%, 12/1/14	1,096
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,564
2,430,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,655
2,665,000	Chubb Corp., 6.37%, 3/29/67	2,695
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,203
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,341
1,425,000	Citigroup Inc., 6.01%, 1/15/15	1,520
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,570
675,000	Coca-Cola Enterprises Inc., 7.375%, 3/3/14	796
3,605,000	Comcast Corp., 5.15%, 3/1/20	3,687
1,270,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	1,286
1,170,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	1,230
1,707,000	Costco Wholesale Corp., 5.50%, 3/15/17	1,906
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	2,002
1,369,000	Credit Suisse AG, 5.40%, 1/14/20	1,396
1,120,000	CSX Corp., 5.60%, 5/1/17	1,205
1,724,000	Daimler Finance North America LLC, 5.75%, 9/8/11	1,819
3,270,000	Daimler Finance North America LLC, 5.87%, 3/15/11	3,394
2,250,000	Delhaize America Inc., 9.00%, 4/15/31	2,998
3,165,000	DirecTV Holdings LLC, 4.75%, 10/1/14	3,349
1,487,000	Dominion Resources Inc., 5.20%, 8/15/19	1,567
361,000	Dominion Resources Inc., 8.875%, 1/15/19	465
1,200,000	Dow Chemical Co., 4.85%, 8/15/12	1,269
1,110,000	Dow Chemical Co., 8.55%, 5/15/19	1,358
1,020,000	Dow Chemical Co., 9.40%, 5/15/39	1,412
1,558,000	Dr Pepper Snapple Group, 6.82%, 5/1/18	1,815
1,540,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	1,673
2,670,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,737
1,125,000	EnCana Corp., 6.50%, 8/15/34	1,234
1,673,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	1,833
2,465,000	Exelon Corp., 4.90%, 6/15/15	2,605
595,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	616
2,350,000	Export-Import Bank of Korea, 5.875%, 1/14/15	2,555
426,000	Express Scripts Inc., 7.25%, 6/15/19	504
744,000	FPL Group Capital Inc., 6.00%, 3/1/19	819
2,440,000	General Electric Capital Corp., 3.75%, 11/14/14	2,504
2,605,000	General Electric Capital Corp., 5.875%, 1/14/38	2,584
2,347,000	General Electric Capital Corp., 6.00%, 8/7/19	2,541
2,610,000	General Electric Co., 5.25%, 12/6/17	2,780
1,890,000	General Mills Inc., 6.00%, 2/15/12	2,047
1,395,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,519
942,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,014
795,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	825
585,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	569
2,410,000	Grupo Televisa SA, 6.00%, 5/15/18	2,573
2,550,000	Home Depot Inc., 5.40%, 3/1/16	2,800
3,100,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	3,205
1,350,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	1,490
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,332
1,220,000	JPMorgan Chase & Co., 6.40%, 5/15/38	1,360
700,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (g)	786
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,508
895,000	KeyCorp, 6.50%, 5/14/13	975
953,000	KeySpan Corp., 7.625%, 11/15/10	987
2,585,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	2,832
1,520,000	Kraft Foods Inc., 5.37%, 2/10/20	1,580
708,000	Kroger Co., 3.90%, 10/1/15	724
1,040,000	Kroger Co., 7.50%, 1/15/14	1,211
1,240,000	Kroger Co., 7.50%, 4/1/31	1,506
2,390,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	2,376
1,260,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,318
3,955,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	4,046
433,000	Marathon Oil Corp., 5.90%, 3/15/18	472
1,650,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	1,751
1,281,000	McKesson Corp., 5.25%, 3/1/13	1,374
1,190,000	Medco Health Solutions Inc., 7.25%, 8/15/13	1,361
1,245,000	Merrill Lynch & Co., 6.875%, 4/25/18	1,343
740,000	Merrill Lynch & Co., 7.75%, 5/14/38	817
1,035,000	MetLife Inc., 10.75%, 8/1/39	1,337
1,025,000	MetLife Inc., 6.75%, 6/1/16	1,167

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

1,380,000	Metropolitan Life Global Funding 144A, 0.79%, 4/10/12 (b)	$1,380
925,000	Microsoft Corp., 5.20%, 6/1/39	948
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	2,163
1,100,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (g)	1,260
2,241,000	Morgan Stanley, 4.10%, 1/26/15	2,218
1,750,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	1,778
2,620,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	2,648
1,975,000	News America Inc., 6.65%, 11/15/37	2,144
1,260,000	Nissan Motor Acceptance 144A, 4.50%, 1/30/15 (b)	1,274
2,550,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,649
2,790,000	Nordstrom Inc., 4.75%, 5/1/20	2,809
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,869
3,025,000	Omnicom Group Inc., 5.90%, 4/15/16	3,362
1,409,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	1,501
1,405,000	Petro-Canada, 6.05%, 5/15/18	1,552
2,710,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	2,801
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22 (g)	2,552
1,535,000	ProLogis, 6.87%, 3/15/20	1,523
2,556,000	Prudential Financial Inc., 4.75%, 9/17/15	2,656
1,140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,245
1,000,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 5.50%, 9/30/14 (b)	1,075
2,900,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	3,207
970,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,026
281,000	Safeway Inc., 5.00%, 8/15/19	290
1,207,000	Safeway Inc., 7.25%, 2/1/31	1,431
235,000	Sempra Energy, 9.80%, 2/15/19	313
1,620,000	Simon Property Group LP, 5.65%, 2/1/20	1,672
1,140,000	Simon Property Group LP, 6.125%, 5/30/18	1,228
1,230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,268
1,769,000	Telecom Italia Capital, 6.00%, 9/30/34	1,572
815,000	Telecom Italia Capital, 6.175%, 6/18/14	876
2,952,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	2,962
1,895,000	Telefonica Emisiones SAU, 6.22%, 7/3/17	2,082
1,205,000	Textron Financial Corp., 4.60%, 5/3/10	1,205
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,478
1,425,000	Time Warner Cable Inc., 6.75%, 6/15/39	1,545
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	858
1,635,000	Time Warner Inc., 4.87%, 3/15/20	1,623
1,160,000	TransCanada Pipelines Ltd., 7.25%, 8/15/38	1,392
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,279
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,245
1,220,000	Vale Overseas Ltd., 5.62%, 9/15/19	1,286
1,080,000	Vale Overseas Ltd., 6.25%, 1/23/17	1,187
1,326,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,395
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,719
805,000	Verizon Communications Inc., 5.85%, 9/15/35	805
2,095,000	Verizon Communications Inc., 8.75%, 11/1/18	2,652
845,000	Viacom Inc., 4.375%, 9/15/14	888
1,195,000	Vodafone Group PLC, 6.15%, 2/27/37	1,247
2,545,000	Vornado Realty LP, 4.25%, 4/1/15	2,548
1,570,000	Wal-Mart Stores Inc., 6.50%, 8/15/37	1,801
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,608
1,260,000	Wells Fargo & Co., 4.375%, 1/31/13	1,333
1,760,000	Western Union Co., 5.93%, 10/1/16	1,962
2,710,000	Westpac Banking Corp. 144A, 0.84%, 4/8/13 (b)	2,714
2,301,000	Wyeth, 5.50%, 2/1/14	2,555

		256,493

Foreign Government (6%)
30,400,000	Barclays Bank PLC, 0.00%, 7/1/10 (f)	5,400
8,700,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 (f)	4,868
258,636	Croatia Government International Bond, 1.25%, 7/30/10	259
1,036,000	Israel Government International Bond, 5.50%, 11/9/16	1,148
1,130,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,212
28,540,000	Mexican Bonos, 10.00%, 12/5/24 (f)	2,823
8,100,000	Poland Government Bond, 5.50%, 10/25/19 (f)	2,729
590,000	Republic of Chile, 5.50%, 1/15/13	646
1,962,000	Republic of Korea, 4.875%, 9/22/14	2,106
2,040,000	Republic of Peru, 8.375%, 5/3/16	2,509
1,250,000	Republic of Poland, 5.00%, 10/19/15 (e)	1,327
842,000	Republic of Poland, 6.25%, 7/3/12	923
1,360,000	Republic of Poland, 6.375%, 7/15/19	1,506
1,840,000	Republic of South Africa, 6.875%, 5/27/19	2,077
1,251,200	Russian Government International Bond, 7.50%, 3/31/30 (g)	1,437
1,125,000	United Mexican States, 6.75%, 9/27/34	1,226

		32,196

Mortgage Backed (27%)
4,754	Bear Stearns Adjustable Rate Mortgage Trust, 2.87%, 4/25/33	5
10,465,671	FG G02385 30YR, 6.00%, 11/1/36	11,215
88,301	First Republic Mortgage Loan Trust, 0.65%, 11/15/32	79
11,786,348	FN 254766, 5.00%, 6/1/33	12,258
895,837	FN 670385, 6.50%, 9/1/32	987
6,104,606	FN 725423, 5.50%, 5/1/34	6,480
8,914,330	FN 725424, 5.50%, 4/1/34	9,402
2,484,917	FN 725425, 5.50%, 4/1/34	2,638
10,927,328	FN 739821, 5.00%, 9/1/33	11,412
9,318,047	FN 745418 ARM, 5.50%, 4/1/36	9,828
10,072,045	FN 888823, 5.50%, 3/1/37	10,632
3,412,141	FN 905759 ARM, 5.87%, 12/1/36	3,590
8,921,810	FN 995050 30YR, 6.00%, 9/1/37	9,498
26,460,000	FNMA 5.00%, 30YR TBA (c)	27,390
2,559,422	FNW 04-W2 4A, 4.76%, 2/25/44	2,549
8,203,253	GN 698011 30YR, 5.50%, 1/15/39	8,726
6,783,471	GN 698035 30YR, 6.00%, 1/15/39	7,287
6,150,000	GNMA 5.50%, 30YR TBA (c)	6,530
300,000	Granite Master Trust PLC, 0.68%, 12/17/54	129
247,852	Harborview Mortgage Loan Trust, 3.52%, 1/19/35	194
295,957	MLCC Mortgage Investors, Inc., 2.27%, 8/25/29	298
92,119	Morgan Stanley Mortgage Loan Trust, 2.80%, 7/25/34	85
23,278	Option One Mortgage Loan Trust, 1.38%, 2/25/32	12
159,369	Structured Asset Mortgage Investments Inc., 2.45%, 2/19/35	127
173,688	Structured Asset Mortgage Investments Inc., 4.36%, 7/25/32	171
37,667	Structured Asset Securities Corp., 2.61%, 8/25/32	39
3,061,694	Thornburg Mortgage Securities Trust, 0.63%, 9/25/44	2,954
7,660,000	WaMu Mortgage Pass Through Certificates, 5.23%, 1/25/36	6,340

		150,855

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,652
Supranational (1%)
1,260,000	European Investment Bank, 4.625%, 5/15/14	1,373
630,000	European Investment Bank, 5.125%, 9/13/16	701
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19 (e)	2,056
1,120,000	International Bank for Reconstruction & Development, 5.00%, 4/1/16	1,244

		5,374

U.S. Government Agency (5%)
7,000,000	FHLB Disc Note, 0.13%, 5/20/10 (d)	7,000
8,800,000	FHLB, 1.45%, 1/27/12	8,819

Semi-Annual Report

Payden Core Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

630,000	FHLB, 4.00%, 9/6/13	$675
2,700,000	FHLMC, 1.62%, 4/15/13	2,697
7,390,000	FNMA, 2.625%, 11/20/14	7,459

		26,650

U.S. Treasury (21%)
52,000,000	U.S. Treasury Bill, 0.13%, 5/20/10 (d)	51,997
27,000,000	U.S. Treasury Bill, 0.14%, 7/22/10 (d)	26,991
16,100,000	U.S. Treasury Note, 1.75%, 4/15/13	16,223
9,810,000	U.S. Treasury Note, 2.50%, 3/31/15 (e)	9,861
12,800,000	U.S. Treasury Note, 2.62%, 2/29/16	12,702
1,570,000	U.S. Treasury Note, 3.125%, 5/15/19	1,517
570,000	U.S. Treasury Note, 4.62%, 2/15/40	578

		119,869

Total Bonds (Cost - $578,679)		596,890

Investment Company (Cost - $16,162) (3%)
16,161,965	Payden Cash Reserves Money Market Fund *	16,162

Total (Cost - $594,841) (a) (109%)		613,052
Liabilities in excess of Other Assets (−9%)		(48,329)

Net Assets (100%)		$564,723

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$20,009
Unrealized depreciation	(1,798)

Net unrealized appreciation	$18,211

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $13,706 and the total market value of the collateral held by the fund is $14,011.

(f)	Par in foreign currency.

(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
5/13/2010	Sell	Euro	2,964	$39
6/16/2010	Sell	Euro	5,688	153
6/24/2010	Sell	Euro	2,049	12
7/14/2010	Sell	Euro	2,752	1
7/29/2010	Sell	Japanese Yen	1,023,700	135
6/22/2010	Buy	Malaysian Ringgit	5,393	70
6/22/2010	Buy	New Taiwan Dollar	43,080	9
6/22/2010	Buy	South Korean Won	4,610,000	127

				$546

Liabilities:
7/15/2010	Sell	Brazilian Real	1,291	$(20)
5/10/2010	Sell	British Pound	134	(1)
6/28/2010	Sell	British Pound	1,841	(81)
7/14/2010	Buy	Israeli Shekel	10,243	(25)
6/16/2010	Buy	Swedish Krona	54,961	(113)

				$(240)

Payden Mutual Funds

Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	1%
AA	5%
A	55%
BBB	54%
BB	5%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (98%)
Consumer Cyclicals (8%)
200,000	Corrections Corp of America, 6.25%, 3/15/13	$204
380,000	Home Depot Inc., 5.40%, 3/1/16	417
200,000	Limited Brands Inc., 7.00%, 5/1/20	205
300,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	311
140,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	149
95,000	Nissan Motor Acceptance 144A, 4.50%, 1/30/15 (b)	96
420,000	Nordstrom Inc., 4.75%, 5/1/20	423
200,000	Starbucks Corp., 6.25%, 8/15/17	220
200,000	Starwood Hotels & Resorts Worldwide Inc., 7.87%, 5/1/12	219
235,000	Time Warner Inc., 4.87%, 3/15/20	233
400,000	Time Warner Inc., 7.625%, 4/15/31	466
365,000	Viacom Inc., 4.375%, 9/15/14	384
150,000	Yum! Brands, Inc., 6.25%, 3/15/18	168

		3,495

Consumer Non-Cyclicals (9%)
320,000	Allied Waste North America Inc., 7.125%, 5/15/16	350
80,000	Anheuser-Busch InBev Worldwide Inc. 144A, 8.20%, 1/15/39 (b)	106
450,000	Anheuser-Busch InBev Worldwide Inc., 5.375%, 1/15/20	471
450,000	Dr Pepper Snapple Group, 6.82%, 5/1/18	524
350,000	Embraer Overseas Ltd., 6.375%, 1/15/20	359
300,000	Expedia Inc., 7.45%, 8/15/18	334
370,000	Fortune Brands Inc., 3.00%, 6/1/12	374
630,000	Kraft Foods Inc., 5.37%, 2/10/20	655
230,000	Kroger Co., 7.50%, 1/15/14	268
205,000	Reynolds American Inc., 6.75%, 6/15/17	222
195,000	Textron Inc., 5.60%, 12/1/17	201
125,000	Waste Management Inc., 7.75%, 5/15/32	152

		4,016

Energy (15%)
100,000	Anadarko Finance Co., 7.50%, 5/1/31	115
255,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	297
35,000	Consolidated Edison Co of New York Inc., 6.75%, 4/1/38	41
210,000	Dominion Resources Inc., 8.875%, 1/15/19	270
325,000	EnCana Corp., 6.50%, 8/15/34	356
300,000	Enel Finance International SA 144A, 6.00%, 10/7/39 (b)	283
265,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	290
290,000	Exelon Corp., 4.90%, 6/15/15	307
250,000	Gazprom, 7.288%, 8/16/37 (d)	257
150,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	168
295,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	323
200,000	Kinder Morgan Inc., 6.50%, 9/1/12	211
84,000	Marathon Oil Corp., 5.90%, 3/15/18	92
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	262
140,000	National Grid PLC, 6.30%, 8/1/16	158
240,000	Nexen Inc., 7.50%, 7/30/39	288
215,000	NiSource Finance Corp., 6.125%, 3/1/22	229
245,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	261
200,000	Petro-Canada, 6.05%, 5/15/18	221
210,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	217
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	265
225,000	Sempra Energy, 9.80%, 2/15/19	299
60,000	TransCanada Pipelines Ltd., 4.875%, 1/15/15	65
210,000	TransCanada Pipelines Ltd., 7.625%, 1/15/39	262
250,000	Valero Energy Corp., 6.875%, 4/15/12	272
355,000	Veolia Environnement, 5.25%, 6/3/13	382
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	218

		6,409

Financial (32%)
125,000	Allstate Corp., 6.20%, 5/16/14	140
250,000	American Express Co., 8.125%, 5/20/19	307
450,000	American Express Credit Corp., 5.125%, 8/25/14	484
170,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)(c)	175
365,000	Bank of America Corp., 7.375%, 5/15/14	411
630,000	Bank of America Corp., 7.625%, 6/1/19	720
250,000	Bank of China Hong Kong 144A, 5.55%, 2/11/20 (b)(c)	252
185,000	Barclays Bank PLC, 5.12%, 1/8/20	185
100,000	BBVA Bancomer SA Texas 144A, 7.25%, 4/22/20 (b)	102
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	884
300,000	Blackstone Holdings Finance Co. 144A, 6.625%, 8/15/19 (b)	311
297,000	Chubb Corp., 6.37%, 3/29/67	300
1,000,000	Citigroup Inc., 6.01%, 1/15/15	1,067
110,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	111
100,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	105
285,000	Credit Suisse AG, 5.40%, 1/14/20	291
300,000	Credit Suisse New York, 6.00%, 2/15/18	321
440,000	General Electric Capital Corp., 5.625%, 5/1/18	467
500,000	General Electric Capital Corp., 5.875%, 1/14/38	496
200,000	General Electric Capital Corp., 5.90%, 5/13/14	222
326,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	351
300,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	311
330,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	321
250,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	258
115,000	JPMorgan Chase & Co., 6.40%, 5/15/38	128
65,000	KeyCorp, 6.50%, 5/14/13	71
300,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	298
405,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	414
250,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	283
230,000	Merrill Lynch & Co., 6.11%, 1/29/37	213
100,000	MetLife Inc., 10.75%, 8/1/39	129
135,000	MetLife Inc., 5.70%, 6/15/35	134
290,000	MetLife Inc., 6.75%, 6/1/16	330
330,000	Morgan Stanley, 4.10%, 1/26/15	327
295,000	Morgan Stanley, 5.625%, 9/23/19	291
300,000	Morgan Stanley, 6.00%, 5/13/14	323
130,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	132
200,000	Prudential Financial Inc., 4.75%, 9/17/15	208
250,000	Prudential Financial Inc., 7.375%, 6/15/19	295
100,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	115
210,000	TD Ameritrade Holding Co., 4.15%, 12/1/14	215
200,000	Travelers Companies Inc., 5.90%, 6/2/19	220

Semi-Annual Report

Payden Corporate Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

310,000	Wachovia Corp., 5.50%, 8/1/35	$280
550,000	Wachovia Corp., 5.625%, 10/15/16	588
175,000	WellPoint Inc., 5.85%, 1/15/36	174

		13,760

Healthcare (5%)
82,000	AmerisourceBergen Corp., 4.875%, 11/15/19	83
301,000	Boston Scientific Corp., 6.40%, 6/15/16	316
300,000	Dow Chemical Co., 5.70%, 5/15/18	316
135,000	Dow Chemical Co., 7.60%, 5/15/14	157
80,000	Dow Chemical Co., 9.40%, 5/15/39	111
230,000	Express Scripts Inc., 7.25%, 6/15/19	272
300,000	Life Technologies Corp., 6.00%, 3/1/20	316
250,000	Pfizer Inc., 7.20%, 3/15/39	311
285,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	300

		2,182

Industrial (7%)
420,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	425
170,000	ArcelorMittal, 9.85%, 6/1/19	222
420,000	Cliffs Natural Resources Inc., 5.90%, 3/15/20	443
300,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	317
195,000	Georgia-Pacific LLC, 8.125%, 5/15/11	207
160,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	166
485,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	536
405,000	Vale Overseas Ltd., 6.25%, 1/11/16	449
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	210

		2,975

Real Estate Investment Trust (2%)
305,000	ProLogis, 6.87%, 3/15/20	303
250,000	Simon Property Group LP, 5.65%, 2/1/20	258
280,000	Vornado Realty LP, 4.25%, 4/1/15	280

		841

Technology (1%)
135,000	Boeing Co., 6.875%, 3/15/39	164
250,000	Fiserv Inc., 6.125%, 11/20/12	273

		437

Telecommunications (19%)
285,000	America Movil SAB de CV, 5.50%, 3/1/14	312
205,000	American Tower Corp., 4.62%, 4/1/15	213
285,000	AT&T Inc., 6.55%, 2/15/39	307
245,000	AT&T Mobility LLC, 8.75%, 3/1/31	324
325,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (b)	423
281,000	CBS Corp., 8.20%, 5/15/14	331
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	273
500,000	Comcast Corp., 5.15%, 3/1/20	511
190,000	Comcast Corp., 6.40%, 5/15/38	199
195,000	Cox Communications Inc. 144A, 5.875%, 12/1/16 (b)	214
135,000	Cox Communications Inc., 5.45%, 12/15/14	148
492,000	DirecTV Holdings LLC, 4.75%, 10/1/14	521
210,000	Grupo Televisa SA, 6.00%, 5/15/18	224
395,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	399
300,000	News America Inc., 6.40%, 12/15/35	316
385,000	Omnicom Group Inc., 5.90%, 4/15/16	428
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	164
115,000	Reed Elsevier Capital Inc., 8.625%, 1/15/19	146
250,000	Rogers Communications Inc., 6.80%, 8/15/18	289
95,000	Telecom Italia Capital, 6.00%, 9/30/34	84
150,000	Telecom Italia Capital, 6.175%, 6/18/14	161
525,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	527
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	67
180,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	215
245,000	Thomson Reuters Corp., 6.50%, 7/15/18	280
80,000	Time Warner Cable Inc., 5.85%, 5/1/17	87
250,000	Time Warner Cable Inc., 6.75%, 6/15/39	271
50,000	Time Warner Cable Inc., 7.50%, 4/1/14	58
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	124
120,000	Verizon Communications Inc., 5.85%, 9/15/35	120
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	242

		7,978

Total Corporate		42,093

U.S. Treasury (0%)
150,000	U.S. Treasury Note, 2.62%, 2/29/16	149

Total Bonds (Cost - $39,479)		42,242

Investment Company (Cost - $887) (2%)
887,344	Payden Cash Reserves Money Market Fund *	887

Total (Cost - $40,366) (a) (100%)		43,129
Liabilities in excess of Other Assets (0%)		(119)

Net Assets (100%)		$43,010

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,817
Unrealized depreciation	(54)

Net unrealized appreciation	$2,763

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $426 and the total market value of the collateral held by the fund is $440.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

See notes to financial statements.

Payden Mutual Funds

Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	1%
BBB	4%
BB	36%
B	50%
CCC	9%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Corporate (98%)
Airport/Port (1%)
3,250,000	Delta Air Lines 144A, 9.50%, 9/15/14 (b)	$3,457
3,300,000	United Airlines Inc. 144A, 9.875%, 8/1/13 (b)	3,473

		6,930

Consumer Cyclicals (18%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	2,858
2,215,000	AMC Entertainment Inc., 8.75%, 6/1/19	2,359
3,305,000	Ameristar Casinos Inc., 9.25%, 6/1/14	3,487
3,680,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	3,809
1,440,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	1,476
820,000	Boyd Gaming Corp., 7.75%, 12/15/12 (c)	820
3,115,000	Burlington Coat Factory Wharehouse Corp., 11.125%, 4/15/14 (c)	3,290
2,605,000	Carrols Corp., 9.00%, 1/15/13	2,677
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,174
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,228
1,441,000	D.R. Horton Inc., 5.375%, 6/15/12	1,491
930,000	Dave & Buster’s Inc., 11.25%, 3/15/14	979
2,485,000	Denny’s Holdings Inc., 10.00%, 10/1/12	2,544
3,305,000	Dollar General Corp., 10.625%, 7/15/15	3,689
1,500,000	Elizabeth Arden Inc., 7.75%, 1/15/14	1,515
3,000,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b)	3,075
2,520,000	GameStop Corp., 8.00%, 10/1/12	2,627
1,000,000	Harrah’s Operating Co. Inc. 144A, 12.75%, 4/15/18 (b)(c)	994
2,650,000	Harrah’s Operating Co. Inc., 11.25%, 6/1/17	2,902
4,900,000	Hertz Corp., 8.875%, 1/1/14	5,084
4,775,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	4,882
5,085,000	Iron Mountain Inc., 7.75%, 1/15/15	5,168
1,000,000	Iron Mountain Inc., 8.375%, 8/15/21	1,061
1,235,000	Isle of Capri Casinos Inc., 7.00%, 3/1/14 (c)	1,149
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,040
2,800,000	Jarden Corp., 8.00%, 5/1/16	2,964
3,200,000	K Hovnanian Enterprises Inc., 10.62%, 10/15/16	3,520
920,000	KB Home, 6.25%, 6/15/15	905
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,311
1,170,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,190
4,150,000	Levi Strauss & Co. 144A, 7.62%, 5/15/20 (b)	4,202
635,000	Levi Strauss & Co., 8.875%, 4/1/16	676
2,050,000	Levi Strauss & Co., 9.75%, 1/15/15	2,165
3,500,000	Limited Brands Inc., 6.90%, 7/15/17	3,658
6,635,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	6,867
3,775,000	MGM Mirage, 6.75%, 4/1/13	3,605
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14 (c)	1,331
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,142
855,000	Penn National Gaming Inc. 144A, 8.75%, 8/15/19 (b)	896
2,035,000	Penn National Gaming Inc., 6.75%, 3/1/15	2,035
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15	3,425
3,000,000	QVC Inc. 144A, 7.50%, 10/1/19 (b)	3,090
3,100,000	Revlon Consumer Products Corp. 144A, 9.75%, 11/15/15 (b)	3,201
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	3,576
2,750,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	2,860
2,460,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	2,540
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14	2,814
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14	3,126
3,425,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	3,776
1,200,000	Toll Brothers Finance Corp., 8.91%, 10/15/17	1,385
2,860,000	Toys “R” Us Property Co. LLC 144A, 8.50%, 12/1/17 (b)	3,039
1,000,000	Universal City Development Partners Ltd. 144A, 8.875%, 11/15/15 (b)	1,030
2,475,000	Visant Corp., 7.625%, 10/1/12	2,497
3,150,000	WMG Acquisition Corp. 144A, 9.50%, 6/15/16 (b)	3,418
4,300,000	Wynn Las Vegas LLC 144A, 7.87%, 5/1/20 (b)(c)	4,386
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15 (c)	1,042

		149,050

Consumer Non-Cyclicals (7%)
7,855,000	Alliance One International Inc. 144A, 10.00%, 7/15/16 (b)	8,366
5,610,000	Aramark Corp., 8.50%, 2/1/15	5,785
3,100,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (b)	3,139
2,805,000	Corrections Corp of America, 6.25%, 3/15/13	2,861
2,965,000	Dean Foods Co., 7.00%, 6/1/16	2,921
3,210,000	Del Monte Corp. 144A, 7.50%, 10/15/19 (b)	3,407
1,045,000	Geo Group Inc. 144A, 7.75%, 10/15/17 (b)	1,074
4,180,000	Great Atlantic & Pacific Tea Co. 144A, 11.375%, 8/1/15 (b)	4,149
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	2,932
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b)(c)	3,641
2,850,000	Landry’s Restaurant Inc. 144A, 11.625%, 12/1/15 (b)	3,092
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	1,159
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (c)	3,407
2,740,000	Pinnacle Foods Finance LLC, 9.25%, 4/1/15	2,863
1,000,000	Smithfield Foods Inc. 144A, 10.00%, 7/15/14 (b)	1,127
135,000	Smithfield Foods Inc., 7.00%, 8/1/11 (c)	139
3,155,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,183
875,000	SUPERVALU Inc., 7.50%, 11/15/14	903
1,975,000	SUPERVALU Inc., 8.00%, 5/1/16	2,019
2,170,000	Susser Holdings LLC, 10.625%, 12/15/13	2,306

		58,473

Energy (12%)
2,300,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	2,363
1,970,000	Arch Coal Inc. 144A, 8.75%, 8/1/16 (b)	2,108
1,370,000	Basic Energy Services Inc., 7.125%, 4/15/16	1,223
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,607
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	318
2,640,000	Chesapeake Energy Corp., 6.875%, 1/15/16	2,647
1,620,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,588
8,175,000	Chesapeake Energy Corp., 9.50%, 2/15/15	9,003
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17	2,591
3,915,000	Consol Energy Inc. 144A, 8.00%, 4/1/17 (b)	4,155
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,330

Semi-Annual Report

Payden High Income Fund continued

Principal		Value
or Shares	Security Description	(000)

1,920,000	El Paso Corp., 12.00%, 12/12/13	$2,294
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,193
8,230,000	El Paso Corp., 8.25%, 2/15/16	8,971
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,510
3,030,000	Forest Oil Corp., 7.25%, 6/15/19	3,091
2,220,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	2,198
925,000	Mariner Energy Inc., 7.50%, 4/15/13	962
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,493
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,015
2,700,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	2,781
1,000,000	OPTI Canada Inc., 8.25%, 12/15/14	965
3,745,000	Peabody Energy Corp., 7.375%, 11/1/16	3,988
3,310,000	Petrohawk Energy Corp. 10.50%, 8/1/14	3,674
1,300,000	Petrohawk Energy Corp., 9.125%, 7/15/13	1,365
2,090,000	Pioneer Natural Resource Co., 5.875%, 7/15/16	2,118
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,891
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	995
3,420,000	Pride International Inc., 7.375%, 7/15/14	3,531
2,835,000	Range Resources Corp., 7.375%, 7/15/13	2,895
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	3,967
3,200,000	SandRidge Energy Inc. 144A, 8.75%, 1/15/20 (b)	3,232
3,215,000	Southwestern Energy Co., 7.50%, 2/1/18	3,528
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,409
3,450,000	Tesoro Corp., 6.625%, 11/1/15	3,377
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,126

		99,502

Financial (14%)
4,000,000	American General Finance, 4.00%, 3/15/11	3,928
4,100,000	American International Group Inc., 8.25%, 8/15/18	4,381
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	4,724
2,300,000	Bank of America Corp., 7.625%, 6/1/19	2,630
2,600,000	BBVA Bancomer SA Texas 144A, 7.25%, 4/22/20 (b)	2,651
2,500,000	Capital One Bank USA NA, 8.80%, 7/15/19	3,071
3,800,000	CBA Capital Trust II 144A, 6.02%, 3/29/49 (b)	3,628
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	3,483
4,400,000	CIT Group Inc., 7.00%, 5/1/15	4,208
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,819
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,547
5,205,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	5,375
2,500,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	2,585
1,900,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	2,016
4,000,000	GMAC Inc. 144A, 8.00%, 3/15/20 (b)	4,140
5,300,000	GMAC Inc., 6.875%, 9/15/11	5,389
3,800,000	GMAC Inc., 7.50%, 12/31/13	3,904
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38	3,631
4,100,000	Icahn Enterprises 144A, 7.75%, 1/15/16 (b)	4,008
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,876
4,500,000	ING Groep NV, 5.775%, 12/8/15	3,888
1,250,000	International Lease Finance Corp. 144A, 8.62%, 9/15/15 (b)	1,238
5,340,000	International Lease Finance Corp., 5.65%, 6/1/14	4,891
5,250,000	Janus Capital Group Inc., 6.95%, 6/15/17	5,356
4,000,000	LBI Escrow Corp. 144A, 8.00%, 11/1/17 (b)	4,155
3,500,000	Leucadia National Corp., 7.125%, 3/15/17	3,483
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	3,740
4,000,000	NB Capital Trust IV, 8.25%, 4/15/27	4,060
2,250,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	2,583
3,720,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	3,543
1,700,000	SLM Corp, 5.375%, 5/15/14	1,629

		115,560

Healthcare (9%)
1,225,000	Apria Healthcare Group Inc. 144A, 11.25%, 11/1/14 (b)	1,352
1,000,000	Apria Healthcare Group Inc. 144A, 12.375%, 11/1/14 (b)	1,110
4,610,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,892
2,760,000	Biomet Inc., 10.00%, 10/15/17	3,050
9,095,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	9,572
6,115,000	DaVita Inc., 6.625%, 3/15/13	6,207
1,000,000	HCA Inc. 144A, 7.25%, 9/15/20 (b)	1,049
1,000,000	HCA Inc. 144A, 7.875%, 2/15/20 (b)	1,079
2,290,000	HCA Inc., 7.50%, 11/6/33	2,095
4,350,000	HCA Inc., 9.125%, 11/15/14	4,638
4,920,000	HCA Inc., 9.25%, 11/15/16	5,332
2,680,000	HCP Inc., 6.70%, 1/30/18	2,805
1,935,000	Healthsouth Corp., 10.75%, 6/15/16	2,119
2,530,000	IASIS Healthcare LLC, 8.75%, 6/15/14	2,612
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,392
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (b)	2,360
2,500,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	2,562
3,800,000	Talecris Biotherapeutics 144A, 7.75%, 11/15/16 (b)	3,857
1,412,000	Tenet Healthcare Corp. 144A, 10.00%, 5/1/18 (b)	1,615
1,412,000	Tenet Healthcare Corp. 144A, 9.00%, 5/1/15 (b)	1,544
2,025,000	United Surgical Partners International Inc., 8.875%, 5/1/17	2,119
2,915,000	US Oncology Inc., 9.12%, 8/15/17	3,061
2,950,000	Valeant Pharmaceuticals International 144A, 7.62%, 3/15/20 (b)	3,016
2,500,000	Vanguard Health Holding LLC 144A, 8.00%, 2/1/18 (b)	2,488

		73,926

Industrial (8%)
4,000,000	Amsted Industries 144A, 8.12%, 3/15/18 (b)	4,020
2,005,000	Baldor Electric Co., 8.62%, 2/15/17	2,130
1,005,000	Ball Corp., 6.625%, 3/15/18	1,025
1,000,000	Ball Corp., 7.375%, 9/1/19	1,057
2,150,000	Berry Plastics Corp., 8.25%, 11/15/15	2,182
3,000,000	Case New Holland Inc. 144A, 7.75%, 9/1/13 (b)	3,172
1,800,000	Crown Americas LLC 144A, 7.625%, 5/15/17 (b)	1,883
3,305,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	3,697
940,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15 (c)	987
1,000,000	Graphic Packaging International, 9.50%, 6/15/17	1,080
3,800,000	Kansas City Southern de Mexico 144A, 8.00%, 2/1/18 (b)	3,981
4,145,000	L-3 Communications Corp., 5.875%, 1/15/15	4,228
3,970,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/4/20 (b)	3,908
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	3,263
2,500,000	Mohawk Industries Inc., 6.87%, 1/15/16	2,663
3,100,000	Navios Maritime Holdings Inc. 144A, 8.875%, 11/1/17 (b)	3,255
3,205,000	Navistar International Corp., 8.25%, 11/1/21	3,397
3,800,000	Niska Gas Storage 144A, 8.87%, 3/15/18 (b)	3,990
1,900,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	2,024
1,320,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	1,346
1,260,000	SPX Corp., 7.625%, 12/15/14	1,339
3,800,000	TransDigm Inc. 144A, 7.75%, 7/15/14 (b)	3,909
3,000,000	Trico Shipping AS 144A, 11.875%, 11/1/14 (b)(c)	3,049
2,300,000	TRW Automotive Inc. 144A, 7.00%, 3/15/14 (b)	2,340
3,900,000	United States Steel Corp., 7.37%, 4/1/20	4,027
2,825,000	Western Express Inc. 144A, 12.50%, 4/15/15 (b)(c)	2,776

		70,728

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Materials (8%)
4,100,000	AK Steel Corp., 7.62%, 5/15/20	$4,243
3,500,000	Boise Paper Holdings 144A, 8.00%, 4/1/20 (b)(c)	3,622
1,500,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	1,583
3,355,000	Diversey Inc. 144A, 8.25%, 11/15/19 (b)	3,539
2,280,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	2,690
6,380,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	7,163
5,595,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	5,931
2,800,000	Georgia-Pacific LLC 144A, 8.25%, 5/1/16 (b)	3,080
3,500,000	Hexion Finance 144A, 8.875%, 2/1/18 (b)	3,461
3,200,000	Huntsman International LLC, 7.875%, 11/15/14	3,264
3,455,000	Masco Corp., 6.125%, 10/3/16	3,538
2,210,000	Nalco Co. 144A, 8.25%, 5/15/17 (b)	2,381
3,400,000	NewPage Corp., 11.375%, 12/31/14	3,510
4,600,000	Nova Chemicals Corp. 144A, 8.375%, 11/1/16 (b)	4,796
500,000	PH Glatfelter Co., 7.125%, 5/1/16	491
1,280,000	PolyOne Corp., 8.87%, 5/1/12	1,370
3,100,000	Solutia Inc., 7.87%, 3/15/20	3,216
4,285,000	Steel Dynamics Inc., 7.375%, 11/1/12	4,510
1,800,000	Teck Resources Ltd., 9.75%, 5/15/14	2,196
560,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	616
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14 (c)	769
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,554

		69,523

Technology (2%)
2,000,000	Equinix Inc., 8.12%, 3/1/18	2,092
5,390,000	First Data Corp., 9.875%, 9/24/15	4,959
2,000,000	Freescale Semiconductor 144A, 9.25%, 4/15/18 (b)	2,090
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,547
3,395,000	Sungard Data Systems Inc., 10.25%, 8/15/15	3,594
1,715,000	Sungard Data Systems Inc., 9.125%, 8/15/13	1,769

		16,051

Telecommunications (15%)
1,655,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	1,754
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,550
4,050,000	CCO Holdings Capital Corp. 144A, 7.87%, 4/30/18 (b)	4,141
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,800
3,700,000	Clear Channel Worldwide Holdings Inc. 144A, 9.25%, 12/15/17 (b)	3,982
950,000	Cricket Communications Inc., 7.75%, 5/15/16	990
2,050,000	Cricket Communications Inc., 9.375%, 11/1/14 (c)	2,129
2,495,000	Crown Castle International Corp., 9.00%, 1/15/15	2,691
3,430,000	CSC Holdings Inc. 144A, 8.50%, 4/15/14 (b)	3,696
3,490,000	CSC Holdings Inc. 144A, 8.625%, 2/15/19 (b)	3,830
3,330,000	CSC Holdings Inc., 7.87%, 2/15/18	3,546
1,600,000	Digicel Group Ltd. 144A, 8.25%, 9/1/17 (b)(c)	1,644
6,440,000	DirecTV Holdings LLC, 7.625%, 5/15/16	7,197
7,680,000	Dish DBS Corp., 6.625%,10/1/14	7,776
4,430,000	Frontier Communications Corp, 6.25%, 1/15/13	4,552
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,060
11,975,000	Intelsat Corp., 9.25%, 8/15/14	12,454
3,875,000	Lamar Media Corp. 144A, 7.87%, 4/15/18 (b)	3,982
3,135,000	Lamar Media Corp., 7.25%, 1/1/13 (c)	3,182
3,000,000	Mediacom LLC 144A, 9.125%, 8/15/19 (b)	3,105
4,330,000	MetroPCS Wireless Inc., 9.25%, 11/1/14 (c)	4,514
2,100,000	New Communications Holdings Corp. 144A, 8.25%, 4/15/17 (b)	2,174
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,672
2,300,000	Nielsen Finance LLC, 11.50%, 5/1/16	2,622
2,500,000	NII Capital Corp. 144A, 10.00%, 8/15/16 (b)	2,788
1,000,000	Qwest Communications International Inc. 144A, 8.00%, 10/1/15 (b)	1,078
5,125,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,240
2,750,000	SBA Telecommunications Inc. 144A, 8.25%, 8/15/19 (b)	2,963
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	1,076
3,400,000	Sprint Capital Corp., 6.90%, 5/1/19	3,234
3,860,000	Sprint Capital Corp., 8.375%, 3/15/12	4,092
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,810
3,000,000	VimpelCom, 9.125%, 4/30/18 (d)	3,480
1,000,000	Virgin Media Finance PLC, 9.50%, 8/15/16	1,103
1,750,000	Wind Acquisition Finance SA 144A, 11.75%, 7/15/17 (b)	1,956
1,695,000	Wind Acquisition Finance SA 144A, 12.00%, 12/1/15 (b)	1,818
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,298
1,000,000	Windstream Corp., 7.875%, 11/1/17	998
2,150,000	Windstream Corp., 8.125%, 8/1/13	2,258
1,780,000	Windstream Corp., 8.625%, 8/1/16	1,831

		129,066

Utilities (4%)
1,205,000	AES Corp., 7.75%, 3/1/14	1,232
2,275,000	AES Corp., 8.00%, 10/15/17	2,355
1,170,000	AES Corp., 8.00%, 6/1/20	1,205
430,000	Dynegy Holdings Inc., 7.75%, 6/1/19	346
4,660,000	Dynegy Holdings Inc., 8.37%, 5/1/16 (c)	4,124
10,890,000	Edison Mission Energy, 7.00%, 5/15/17	7,991
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	980
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,126
2,160,000	Mirant North America LLC., 7.37%, 12/31/13	2,230
3,485,000	NRG Energy Inc., 7.375%, 2/1/16	3,459
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,237
1,440,000	NV Energy Inc., 8.625%, 3/15/14	1,485
1,580,000	RRI Energy Inc., 6.75%, 12/15/14	1,633

		32,403

Total Corporate		821,212

U.S. Government Agency (1%)
5,000,000	FNMA Disc Note, 0.25%, 9/8/10 (e)	4,996

Total Bonds (Cost - $765,535)		826,208

Investment Company (Cost - $30,534) (4%)
30,533,736	Payden Cash Reserves Money Market Fund *	30,534

Total (Cost - $796,069) (a) (103%)		856,742
Liabilities in excess of Other Assets (−3%)		(21,364)

Net Assets (100%)		$835,378

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$63,142
Unrealized depreciation	(2,469)

Net unrealized appreciation	$60,673

Semi-Annual Report

Payden High Income Fund continued

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $27,656 and the total market value of the collateral held by the fund is $28,905.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

See notes to financial statements.

Payden Mutual Funds

Payden Tax Exempt Bond Fund

The Fund seeks income that is exempt from federal income tax and is consistent with preservation of capital by generally investing in investment grade municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	41%
AA	31%
A	25%
BBB	3%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (97%)
General Obligation (18%)
450,000	California State, 5.00%, 12/1/15	$505
400,000	California State, 5.00%, 3/1/14	443
10,000	Dallas TX, 5.00%, 2/15/18	10
295,000	Georgia State, 5.00%, 3/1/13	328
400,000	Gwinnett County, GA School District, 5.00%, 2/1/29	453
500,000	Irvine, CA Improvement Bond Act, 0.13%, 10/1/41	500
400,000	Maryland State, 5.00%, 3/1/21	464
265,000	Newport News VA, 2.50%, 9/1/14	275
5,000	Prince George’s County, MD, 5.50%, 5/15/13 (b) FSA	6
200,000	San Francisco CA, Bay Area Rapid Transit District, 5.00%, 8/1/26	217
125,000	Texas State, 5.375%, 10/1/13	138
490,000	Washington State, 5.00%, 8/1/22	549
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	399

		4,287

Revenue (79%)
Airport/Port (3%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	374
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	427

		801

Electric & Gas (4%)
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	335
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	274
300,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	315

		924

Healthcare (3%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	162
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	445

		607

Industrial (4%)
110,000	Indiana Development Finance Authority, 5.75%, 10/1/11	112
500,000	Mississippi Business Finance Corp., 0.25%, 12/1/30	500
400,000	Valdez, Alaska Marine Term, 0.24%, 6/1/37	400

		1,012

Industrial Development/Pollution Control (8%)
470,000	Burke County, GA Development Authority, 2.30%, 10/1/32	463
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
400,000	Gulf Coast Waste Disposal Authority, TX, 2.30%, 1/1/42	403
600,000	Oconee County, SC Pollution Control, 3.60%, 2/1/17	607

		1,888

Lease (9%)
500,000	California State Public Works Board, 5.25%, 6/1/13	541
530,000	Lancaster, SC Educational Assistance Program Inc., 5.25%, 12/1/17	584
300,000	Laurens County, SC School District, 5.25%, 12/1/22	301
400,000	New York State Urban Development Corp., 5.25%, 1/1/23	434
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	227

		2,087

Miscellaneous (6%)
200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	209
500,000	Lower Colorado River Authority, TX, 5.00%, 5/15/13 (b) MBIA	552
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	454
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	316

		1,531

Pre-Refunded (10%)
240,000	California State, 5.00%, 7/1/23	249
100,000	Connecticut State, 5.125%, 11/15/13	107
400,000	Florida State Board of Education, 5.75%, 6/1/12	406
5,000	Georgia State, 5.00%, 3/1/13	6
400,000	Glendale, AZ, 5.30%, 7/1/12	403
250,000	Honolulu HI, City & County Board of Water Supply, 5.25%, 7/1/31 (b) FSA	264
250,000	Maryland State, 5.00%, 2/15/18	288
300,000	Mesa, AZ Utility Systems, 5.25%, 7/1/17 (b) FGIC	340
200,000	Missouri Highway & Transportation Commission, 4.50%, 2/1/18	213
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	217

		2,493

Recreational (2%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	575
Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	207
Revenue Notes (8%)
500,000	California State, 3.00%, 6/23/10	501
200,000	Citizens Property Insurance Corp. FL., 2.05%, 6/1/13	199
500,000	New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/21	599
600,000	Rhode Island State Health & Educational Building Corp., 0.25%, 5/1/35	600

		1,899

Sales Tax (1%)
150,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	157

Tax Allocation (0%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	99

Semi-Annual Report

Payden Tax Exempt Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

Tax-Backed (6%)
540,000	District of Columbia Income Tax, 5.00%, 12/1/22	$608
200,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	203
500,000	New York State Dormitory Authority, 5.00%, 2/15/20	573

		1,384

Transportation (5%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	287
510,000	Maryland State Transportation Authority, 5.00%, 7/1/17	583
300,000	North TX Tollway Authority, 6.25%, 1/1/39	329
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	113

		1,312

University (3%)
300,000	Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/15	351
300,000	New York State Dormitory Authority, 0.24%, 7/1/25	300

		651

Water & Sewer (6%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	226
430,000	San Antonio TX, 5.00%, 5/15/26 (b) MBIA	451
400,000	Texas Water Development Board, 0.24%, 7/15/19	400
400,000	Texas Water Development Board, 4.00%, 7/15/18	433

		1,510

Total Bonds (Cost - $22,865)		23,424

Investment Company (Cost - $428) (2%)
427,602	Dreyfus Tax Exempt Cash Management Fund	428

Total (Cost - $23,293) (a) (99%)		23,852
Other Assets, net of Liabilities (1%)		265

Net Assets (100%)		$24,117

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$593
Unrealized depreciation	(34)

Net unrealized appreciation	$559

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Payden Mutual Funds

Payden California Municipal Income Fund

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Credit Quality - percent of value

AAA	22%
AA	39%
A	37%
BBB	2%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
General Obligation (28%)
500,000	California State, 5.00%, 12/1/15	$561
650,000	California State, 5.00%, 2/1/32	648
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,088
830,000	California State, 5.00%, 6/1/14	924
1,000,000	California State, 5.00%, 6/1/32	997
500,000	California State, 5.00%, 7/1/18	564
500,000	California State, 5.00%, 8/1/20	529
1,000,000	California State, 5.25%, 2/1/20	1,105
500,000	California State, 5.25%, 8/1/38	506
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	633
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	281
220,000	Los Gatos-Saratoga Joint High School District, 5.25%, 12/1/13 (b) FSA	252
500,000	Newport Mesa, CA Unified School District, 5.00%, 8/1/15 (b) MBIA	524
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	297
500,000	San Francisco CA, Bay Area Rapid Transit District, 5.00%, 8/1/26	544
1,000,000	San Jose, CA Unified School District, 5.00%, 8/1/32	1,033
400,000	Santa Clara County CA, 5.00%, 8/1/23	444
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,251

		12,181

Revenue (70%)
Airport/Port (8%)
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	223
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	342
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	843
1,000,000	San Diego, CA Unified Port District, 5.00%, 9/1/13 (b) MBIA	1,060
840,000	San Francisco, CA City & County Airports Commission, 2.25%, 5/1/29	855
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	370

		3,693

Electric & Gas (4%)
450,000	California Department of Water Resources, 5.00%, 5/1/21	496
430,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/13	466
600,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/13 (b) MBIA	670
100,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	105

		1,737

Healthcare (2%)
700,000	Newport Beach, CA Hoag Memorial Hospital, 5.00%, 12/1/38	751
Industrial (0%)
230,000	Indiana Development Finance Authority, 5.75%, 10/1/11	235
Industrial Development/Pollution Control (2%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	583
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450

		1,033

Lease (13%)
685,000	California State Public Works Board, 5.00%, 3/1/21	754
300,000	California State Public Works Board, 5.25%, 6/1/13	325
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,087
900,000	California State, 5.45%, 4/1/15	946
630,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	712
500,000	San Diego County, CA, 5.00%, 10/1/24	534
1,000,000	Santa Clara County, CA Financing Authority, 5.00%, 11/15/14	1,133

		5,491

Miscellaneous (4%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	821
200,000	California Statewide Communities Development Authority, 5.00%, 6/15/13	218
500,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	523

		1,562

Pre-Refunded (5%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	509
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	352
1,000,000	Desert Sands, CA Unified School District, 5.00%, 6/1/29 (b) FSA	1,145

		2,006

Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	516
Revenue Notes (2%)
1,000,000	California State, 3.00%, 6/23/10	1,003
Sales Tax (2%)
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	432
400,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	418

		850

Tax Allocation (1%)
195,000	Contra Costa County, CA Public Financing Authority, 5.125%, 8/1/11	199
110,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (b) FSA	110
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	198

		507

Semi-Annual Report

Payden California Municipal Income Fund continued

Principal		Value
or Shares	Security Description	(000)

Tax-Backed (4%)
1,100,000	California State, 5.25%, 7/1/12	$1,197
500,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	508

		1,705

Transportation (5%)
1,000,000	Bay Area Infrastructure Financing Auth. CA, 5.00%, 8/1/17	1,034
130,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/23	155
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,101

		2,290

University (5%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	211
500,000	California State University, 5.00%, 11/1/13 (b) AMBAC	559
1,200,000	University of CA, 5.00%, 5/15/22	1,305

		2,075

Water & Sewer (12%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	230
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	817
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	251
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	565
400,000	Los Angeles, CA Water & Power, 0.22%, 7/1/34	400
200,000	Metropolitan Water District of Southern CA, 0.26%, 7/1/27	200
1,000,000	Metropolitan Water District of Southern CA, 0.30%, 7/1/30	1,000
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	581
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	607
500,000	Santa Clara Valley Water District, CA 5.00%, 6/1/15 (b) FSA	578

		5,229

Total Bonds (Cost - $41,441)		42,864

Investment Company (Cost - $516) (1%)
515,609	Dreyfus General CA Municipal Money Market Fund	516

Total (Cost - $41,957) (a) (99%)		43,380
Other Assets, net of Liabilities (1%)		494

Net Assets (100%)		$43,874

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,476
Unrealized depreciation	(53)

Net unrealized appreciation	$1,423

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

See notes to financial statements.

Payden Mutual Funds

Payden Global Short Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Credit Quality - percent of value

AAA	34%
AA	12%
A	23%
BBB	20%
BB	10%
B	1%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (93%)
Australia (USD) (3%)
200,000	Australia & New Zealand Banking Group Ltd. 144A, 0.85%, 8/4/11 (b)	$201
250,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	270
280,000	Commonwealth Bank of Australia 144A, 3.75%, 10/15/14 (b)	286
130,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	153
100,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	113
270,000	National Australia Bank Ltd. 144A, 0.77%, 1/8/13 (b)	270
280,000	Westpac Banking Corp., 2.25%, 11/19/12	284
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	218

		1,795

Bermuda (USD) (1%)
270,000	Ingersoll-Rand Global Holding Co. Ltd., 1.75%, 8/13/10	271
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (b)	146
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	273

		690

Brazil (USD) (1%)
340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	343
480,000	Republic of Brazil, 10.25%, 6/17/13	594

		937

Canada (GBP) (d) (0%)
150,000	Daimler Canada Finance Inc., 5.75%, 8/10/11	240
Canada (USD) (2%)
530,000	Bank of Nova Scotia, 2.25%, 1/22/13	535
420,000	Canadian Imperial Bank of Commerce 144A, 2.00%, 2/4/13 (b)	424
150,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	155
120,000	Rogers Communications Inc., 6.375%, 3/1/14	134
200,000	Royal Bank of Canada, 5.65%, 7/20/11	211

		1,459

Cayman Islands (GBP) (d) (0%)
190,000	Pacific Life Funding LLC, 6.25%, 2/8/11	300
Cayman Islands (USD) (1%)
300,000	Transocean Inc., 1.62%, 12/15/37	298
140,000	Vale Overseas Ltd., 6.25%, 1/23/17	154

		452

Chile (USD) (1%)
330,000	Republic of Chile, 5.50%, 1/15/13	361
Colombia (USD) (1%)
680,000	Republic of Colombia, 10.00%, 1/23/12	779
Croatia (USD) (0%)
120,000	Croatia Government International Bond, 1.25%, 7/30/10	120
France (EUR) (d) (1%)
250,000	Schneider Electric SA, 0.84%, 7/18/11	331
France (GBP) (d) (0%)
200,000	France Telecom SA, 7.50%, 3/14/11 (e)	321
France (USD) (1%)
200,000	BNP Paribas, 1.25%, 6/11/12	203
400,000	Cie de Financement Foncier 144A, 2.12%, 4/22/13 (b)	403
150,000	Veolia Environnement, 5.25%, 6/3/13	161

		767

Germany (EUR) (d) (1%)
350,000	Bavarian Sky SA, 1.25%, 1/15/18	466
India (USD) (1%)
360,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	372
Indonesia (USD) (1%)
500,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	625
Ireland (EUR) (d) (0%)
200,000	Cars Alliance Funding PLC, 0.75%, 10/8/23	263
Italy (EUR) (d) (1%)
400,000	Atlantia SPA, 1.10%, 6/9/11	532
Japan (USD) (1%)
240,000	Bank of Tokyo-Mitsubishi UFJ 144A, 2.60%, 1/22/13 (b)	244
200,000	Japan Finance Corp., 2.00%, 6/24/11	202

		446

Korea (USD) (1%)
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (b)	421
Luxembourg (EUR) (d) (1%)
300,000	John Deere Bank SA, 6.00%, 6/23/11	417
Luxembourg (USD) (0%)
100,000	Procter & Gamble International Funding, 1.35%, 8/26/11	101
Malaysia (USD) (0%)
235,000	Malaysia Government International Bond, 7.50%, 7/15/11	252
Mexico (USD) (2%)
100,000	America Movil SAB de CV 144A, 3.62%, 3/30/15 (b)	102
550,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b)	569
340,000	United Mexican States, 6.375%, 1/16/13	376

		1,047

Netherlands (EUR) (d) (1%)
500,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11	694
Netherlands (GBP) (d) (1%)
250,000	RWE Finance BV, 4.625%, 8/17/10	386
Netherlands (USD) (1%)
300,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	303
100,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	103
140,000	Shell International Finance, 1.87%, 3/25/13	141

		547

New Zealand (USD) (0%)
250,000	ANZ National International Bank NZ 144A, 6.20%, 7/19/13 (b)	276

Semi-Annual Report

Payden Global Short Bond Fund continued

Principal		Value
or Shares	Security Description	(000)

Norway (EUR) (d) (0%)
250,000	Statkraft AS, 0.89%, 3/22/13	$330
Norway (USD) (0%)
200,000	StatoilHydro ASA, 2.90%, 10/15/14	203
Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12	827
Peru (USD) (1%)
720,000	Republic of Peru, 9.125%, 2/21/12 (c)	821
Poland (USD) (0%)
300,000	Republic of Poland, 6.25%, 7/3/12	329
Qatar (USD) (2%)
300,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	304
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	529
140,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	144

		977

South Africa (USD) (0%)
240,000	Republic of South Africa, 7.375%, 4/25/12	264
Spain (USD) (1%)
400,000	Santander U.S. Debt SA Unipersonal 144A, 2.48%, 1/18/13 (b)	394
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	281

		675

Supranational (EUR) (d) (2%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,036
United Kingdom (EGP) (d) (1%)
3,500,000	Barclays Bank PLC, 0.00%, 7/1/10	622
United Kingdom (EUR) (d) (1%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	766
United Kingdom (GBP) (d) (3%)
350,000	Alliance & Leicester PLC, 4.75%, 3/1/11	551
200,000	MmO2 PLC, 7.625%, 1/25/12	331
250,000	National Grid PLC, 5.25%, 6/2/11	395
250,000	Thames Water Utilities Finance Ltd., 4.75%, 6/30/10	384

		1,661

United Kingdom (USD) (4%)
100,000	BP Capital Markets PLC, 3.625%, 5/8/14	104
275,000	BP Capital Markets PLC, 5.25%, 11/7/13	304
350,000	British Telecommunications PLC, 9.125%, 12/15/10	367
300,000	Diageo Capital PLC, 5.12%, 1/30/12	319
750,000	Granite Master Trust PLC, 0.68%, 12/17/54	323
380,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	389
260,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	273
400,000	Vodafone Group PLC, 4.15%, 6/10/14	419

		2,498

United States (EUR) (d) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	70
United States (JPY) (d) (1%)
46,000,000	John Hancock Global Funding II, 2.05%, 6/8/10	489
United States (USD) (52%)
290,000	3M Co., 4.50%, 11/1/11	306
130,000	Airgas Inc., 2.85%, 10/1/13	131
180,000	Allstate Corp., 6.20%, 5/16/14	202
220,000	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	221
200,000	American Honda Finance Corp. 144A, 2.63%, 6/29/11 (b)	204
750,000	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	750
200,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	233
310,000	Anheuser-Busch InBev Worldwide Inc. 144A, 2.50%, 3/26/13 (b)	312
140,000	Anheuser-Busch InBev Worldwide Inc., 3.00%, 10/15/12	144
600,000	AT&T Inc., 4.85%, 2/15/14	652
240,000	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	240
200,000	BB&T Corp., 3.375%, 9/25/13	206
540,000	Berkshire Hathaway Inc., 0.68%, 2/11/13	542
180,000	Boston Scientific Corp., 6.00%, 6/15/11 (c)	187
405,000	Bottling Group LLC, 6.95%, 3/15/14	472
195,000	Case New Holland Inc., 7.12%, 3/1/14	200
200,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	216
210,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	212
360,000	Cellco Partnership, 3.75%, 5/20/11	371
350,000	Cisco Systems Inc., 5.25%, 2/22/11	363
250,000	Citigroup Inc., 5.50%, 10/15/14	260
400,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	418
300,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	312
500,000	Commonwealth Edison Co., 5.40%, 12/15/11	532
500,000	ConocoPhillips, 4.75%, 2/1/14	545
195,000	Corrections Corp of America, 6.25%, 3/15/13	199
250,000	Cox Enterprises Inc. 144A, 7.87%, 9/15/10 (b)	256
200,000	D.R. Horton Inc., 5.375%, 6/15/12	207
305,000	DirecTV Holdings LLC, 4.75%, 10/1/14	323
210,000	Dish DBS Corp., 6.375%, 10/1/11	219
500,000	Dow Chemical Co., 4.85%, 8/15/12	529
190,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	191
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	200
200,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	219
60,000	Equifax Inc., 4.45%, 12/1/14	63
200,000	Express Scripts Inc., 5.25%, 6/15/12	214
700,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (b)	671
900,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/13 (b)	833
795,546	FG G13328 30YR, 6.00%, 11/1/22	859
351,725	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	353
170,000	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	170
310,000	Fortune Brands Inc., 3.00%, 6/1/12	313
200,000	Frontier Communications Corp, 6.25%, 1/15/13	206
200,000	General Electric Capital Corp., 1.15%, 1/15/13	200
270,000	General Electric Capital Corp., 3.75%, 11/14/14	277
150,000	General Electric Capital Corp., 5.90%, 5/13/14	166
165,000	Georgia-Pacific LLC, 8.125%, 5/15/11	175
500,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	545
100,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	102
201,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	216
1,352,378	GSR Mortgage Loan Trust, 2.95%, 9/25/35	1,318
1,039,701	Harborview Mortgage Loan Trust, 5.32%, 12/19/35	828
120,000	Hartford Financial Services Group, 4.00%, 3/30/15	120
200,000	Hewlett-Packard Co., 4.25%, 2/24/12	211
196,116	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	197
160,000	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	160
570,000	IBM Corp., 2.10%, 5/6/13	577
250,000	John Deere Capital Corp., 1.00%, 6/10/11	251
390,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	427
150,000	Kinder Morgan Inc., 6.50%, 9/1/12	158
90,000	Kraft Foods Inc., 2.62%, 5/8/13 (c)	92
100,000	Kraft Foods Inc., 5.25%, 10/1/13	108
200,000	L-3 Communications Corp., 5.875%, 1/15/15	204
300,000	Metropolitan Life Global Funding 144A, 0.69%, 7/13/11 (b)	300
300,000	Microsoft Corp., 2.95%, 6/1/14	309
185,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	191
150,000	Morgan Stanley, 4.10%, 1/26/15	148
160,000	Morgan Stanley, 4.20%, 11/20/14	160
100,000	Morgan Stanley, 6.00%, 5/13/14	108

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	$252
210,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	212
210,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	210
230,000	Nissan Motor Acceptance 144A, 3.25%, 1/30/13 (b)	235
500,000	Northern States Power Co., 8.00%, 8/28/12	573
220,000	Novartis Capital Corp., 1.90%, 4/24/13	221
90,000	Novartis Capital Corp., 4.125%, 2/10/14	96
195,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	199
210,000	PACCAR Financial Corp., 0.69%, 4/5/13	211
130,000	Praxair Inc., 1.75%, 11/15/12	131
100,000	Procter & Gamble Co., 3.50%, 2/15/15	104
300,000	Prudential Financial Inc., 2.75%, 1/14/13	302
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (b)	169
205,000	Rock-Tenn Co., 8.20%, 8/15/11	217
60,000	Simon Property Group LP, 4.20%, 2/1/15	61
2,000,000	SLM Corp., 0.47%, 7/26/10	1,992
210,000	Sprint Capital Corp., 8.375%, 3/15/12	223
195,000	SPX Corp., 7.625%, 12/15/14	207
610,000	Standard Chartered Bank New York, 0.65%, 11/16/11	611
215,000	Steel Dynamics Inc., 7.375%, 11/1/12	226
956,217	Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	955
130,000	Stryker Corp., 3.00%, 1/15/15	132
200,000	TD Ameritrade Holding Co., 4.15%, 12/1/14	204
140,000	Thermo Fisher Scientific Inc. 144A, 2.15%, 12/28/12 (b)	140
1,241,194	Thornburg Mortgage Securities Trust, 2.10%, 3/25/44	1,201
100,000	U.S. Treasury Bill, 0.18%, 9/23/10 (f)	100
120,000	Union Pacific Corp., 6.125%, 1/15/12	130
170,000	US Bancorp, 2.125%, 2/15/13	170
100,000	Viacom Inc., 4.375%, 9/15/14	105
143,284	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	144
280,000	Vornado Realty LP, 4.25%, 4/1/15	280
1,076,283	WaMu Mortgage Pass Through Certificates, 6.03%, 10/25/36	971
150,000	Wells Fargo & Co., 3.75%, 10/1/14	153
160,000	Weyerhaeuser Co., 6.75%, 3/15/12	172
185,000	Windstream Corp., 8.125%, 8/1/13	194
210,000	Wynn Las Vegas LLC, 6.625%, 12/1/14 (c)	214

		33,521

Total Bonds (Cost - $60,567)		60,486

Investment Company (Cost - $4,182) (7%)
4,182,323	Payden Cash Reserves Money Market Fund *	4,182

Total (Cost - $64,749) (a) (100%)		64,668
Other Assets, net of Liabilities (0%)		299

Net Assets (100%)		$64,967

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,225
Unrealized depreciation	(1,306)

Net unrealized depreciation	$(81)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $440 and the total market value of the collateral held by the fund is $459.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
5/10/2010	Sell	Euro	3,798	$24
5/12/2010	Sell	Euro	477	16
7/28/2010	Sell	Euro	196	3
7/28/2010	Buy	Indonesian Rupiah	1,427,000	3
5/10/2010	Sell	Japanese Yen	46,800	2
7/28/2010	Sell	Japanese Yen	24,500	3
7/28/2010	Buy	New Taiwan Dollar	9,980	1
5/12/2010	Buy	Norwegian Krone	3,854	8
7/28/2010	Buy	Philippine Peso	7,110	3
7/28/2010	Buy	South Korean Won	177,000	4

				$67

Liabilities:
5/10/2010	Sell	British Pound	1,975	$(15)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

4	U.S. Treasury 2 Year Note Future	Jun-10	$870	$(3)
47	U.S. Treasury 5 Year Note Future	Jun-10	5,445	(41)
2	U.S. Treasury 10 Year Note Future	Jun-10	236	(4)

				$(48)

See notes to financial statements.

Semi-Annual Report

Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Credit Quality - percent of value

AAA	29%
AA	19%
A	13%
BBB	24%
BB	10%
B	5%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (90%)
Australia (EUR) (g) (0%)
50,000	Australia & New Zealand Banking Group, 5.25%, 5/20/13	$72
Australia (USD) (0%)
174,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	211
Belgium (EUR) (g) (1%)
560,000	Belgium Government Bond, 3.75%, 9/28/15	793
Bermuda (EUR) (g) (0%)
200,000	Fidelity International Ltd., 6.87%, 2/24/17	285
Brazil (BRL) (g) (1%)
1,900,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	1,063
Brazil (USD) (2%)
400,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	412
380,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	415
420,000	Embraer Overseas Ltd., 6.375%, 1/15/20	431
240,000	JBS SA 144A, 10.50%, 8/4/16 (b)(d)	266
200,000	Vale Overseas Ltd., 6.25%, 1/11/16	222
175,000	Vale Overseas Ltd., 6.87%, 11/21/36	184

		1,930

Canada (CAD) (g) (1%)
221,000	Canadian Government Bond, 5.00%, 6/1/37	254
268,000	Canadian Government Bond, 5.75%, 6/1/29	325
400,000	Canadian Government, 2.50%, 6/1/15	386

		965

Canada (EUR) (g) (0%)
250,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	376
Canada (USD) (0%)
190,000	EnCana Holdings Finance Corp., 5.80%, 5/1/14	211
Colombia (USD) (1%)
230,000	Ecopetrol SA, 7.625%, 7/23/19	259
220,000	Republic of Colombia, 7.375%, 3/18/19	254

		513

Croatia (USD) (0%)
360,000	Croatia Government International Bond 144A, 6.75%, 11/5/19 (b)	389
Denmark (EUR) (g) (0%)
230,000	Carlsberg Breweries A/S, 6.00%, 5/28/14	342
Dominican Republic (USD) (1%)
469,980	Dominican Republic International Bond, 9.04%, 1/23/18 (f)	528
Egypt (EGP) (g) (1%)
4,900,000	Barclays Bank PLC, 0.00%, 7/1/10	870
France (EUR) (g) (4%)
300,000	AXA SA, 5.25%, 4/16/40	401
350,000	BNP Paribas Home Loan Covered Bonds SA, 3.75%, 12/13/11	482
250,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	364
270,000	Cie de Financement Foncier, 5.75%, 10/4/21	421
550,000	France Government Bond OAT, 4.00%, 4/25/18	786
640,000	France Government Bond OAT, 4.75%, 4/25/35	969

		3,423

France (GBP) (g) (0%)
150,000	Lafarge SA, 8.75%, 5/30/17	273
Germany (EUR) (g) (8%)
3,300,000	Bundesobligation, 2.50%, 10/10/14	4,527
300,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	419
700,000	Bundesrepublik Deutschland, 6.25%, 1/4/24	1,227
300,000	Eurohypo AG 144A, 4.50%, 1/21/13 (b)	428
200,000	Metro AG, 7.625%, 3/5/15	318
95,000	Volkswagen Financial Services AG, 6.875%, 1/15/14	145

		7,064

Ghana (USD) (1%)
600,000	Republic of Ghana, 8.50%, 10/4/17 (f)	672
Greece (EUR) (g) (1%)
500,000	Hellenic Republic Government Bond, 4.30%, 7/20/17	480
Hong Kong (USD) (1%)
460,000	Bank of China Hong Kong 144A, 5.55%, 2/11/20 (b)(d)	463
130,000	Hutchison Whampoa Finance, 5.875%, 7/8/13	189
400,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	415

		1,067

India (USD) (1%)
420,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	434
200,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	220

		654

Indonesia (IDR) (g) (1%)
4,000,000,000	JPMorgan Chase Bank NA, 12.80%, 6/17/21	570
Indonesia (USD) (0%)
180,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	261
Ireland (EUR) (g) (1%)
180,000	GE Capital European Funding, 5.25%, 5/18/15	263
200,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (f)	279

		542

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Italy (EUR) (g) (3%)
150,000	Atlantia SPA, 5.625%, 5/6/16	$223
300,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	357
900,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	1,270
300,000	Italy Buoni Poliennali Del Tesoro, 6.50%, 11/1/27	485

		2,335

Japan (JPY) (g) (13%)
30,000,000	Japan (2 Year Issue), 0.30%, 8/15/11	320
555,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	6,171
220,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	2,506
110,000,000	Japan-302 (10 Year Issue), 1.40%, 6/20/19	1,195
90,000,000	Japan-306 (10 Year Issue), 1.40%, 3/20/20	968

		11,160

Kazakhstan (USD) (0%)
200,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (f)	225
Korea (USD) (1%)
470,000	Export-Import Bank of Korea, 5.875%, 1/14/15	511
Luxembourg (EUR) (g) (2%)
360,000	ArcelorMittal, 9.375%, 6/3/16	609
180,000	Michelin Luxembourg SCS, 8.625%, 4/24/14	287
270,000	Telecom Italia Finance SA, 6.875%, 1/24/13	400
378,000	Wind Acquisition Finance SA, 11.00%, 12/1/15 (f)	538

		1,834

Luxembourg (GBP) (g) (1%)
290,000	Gaz Capital SA, 6.58%, 10/31/13	473
Luxembourg (USD) (0%)
168,000	ArcelorMittal, 9.85%, 6/1/19	219
Malaysia (USD) (0%)
150,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	186
Mexico (MXN) (g) (1%)
7,150,000	Mexican Bonos, 10.00%, 12/5/24	707
Mexico (USD) (1%)
100,000	BBVA Bancomer SA Texas 144A, 7.25%, 4/22/20 (b)	102
380,000	Grupo Televisa SA, 6.00%, 5/15/18	406
270,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	458
210,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	217

		1,183

Netherlands (EUR) (g) (2%)
350,000	Allianz Finance II B.V., 6.50%, 1/13/25	515
300,000	Netherlands Government Bond, 4.50%, 7/15/17	444
250,000	UPC Holding BV, 8.00%, 11/1/16 (f)	337

		1,296

Netherlands (GBP) (g) (0%)
155,000	Linde Finance BV, 5.875%, 4/24/23	251
Panama (USD) (1%)
165,000	Republic of Panama, 8.875%, 9/30/27	219
185,000	Republic of Panama, 9.375%, 4/1/29	256

		475

Peru (EUR) (g) (1%)
360,000	Republic of Peru, 7.50%, 10/14/14	553
Philippines (EUR) (g) (0%)
140,000	Republic of Philippines, 6.25%, 3/15/16	208
Poland (EUR) (g) (1%)
440,000	Republic of Poland, 3.625%, 2/1/16	593
Poland (PLN) (g) (1%)
1,500,000	Poland Government Bond, 5.50%, 10/25/19	505
Qatar (USD) (1%)
250,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	253
240,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	252
450,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	492
230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	237

		1,234

Russia (USD) (1%)
200,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	209
248,400	Russian Government International Bond, 7.50%, 3/31/30 (f)	285
200,000	VimpelCom, 9.125%, 4/30/18 (f)	232

		726

South Africa (EUR) (g) (1%)
410,000	Republic of South Africa, 4.50%, 4/5/16	570
South Africa (USD) (0%)
220,000	AngloGold Ashanti Holdings PLC, 5.37%, 4/15/20	223
Spain (EUR) (g) (1%)
200,000	Banco Bilbao Vizcaya Argentaria SA,4.25%, 1/18/17	272
400,000	Banco Santander SA, 4.25%, 5/6/13	554
340,000	Campofrio Food Group SA, 8.25%, 10/31/16 (f)	472

		1,298

Spain (USD) (0%)
225,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	226
Switzerland (USD) (0%)
140,000	Credit Suisse AG, 5.40%, 1/14/20	143
Ukraine (USD) (0%)
100,000	Ukraine Government, 7.65%, 6/11/13 (f)	104
United Kingdom (EUR) (g) (3%)
150,000	Abbey National Treasury Services, 3.375%, 6/8/15	201
200,000	BAA Funding Ltd., 4.60%, 9/30/16 (f)	268
205,000	Barclays Bank PLC, 4.50%, 3/4/19	280
150,000	Barclays Bank PLC, 4.87%, 8/13/19	208
225,000	Experian Finance PLC, 4.75%, 2/4/20	312
220,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	365
250,000	Lloyds TSB Bank PLC, 6.375%, 6/17/16	367
160,000	National Grid PLC, 4.125%, 3/21/13	223
185,000	Royal Bank of Scotland Group PLC, 5.25%, 5/15/13	260
150,000	Standard Chartered Bank, 5.875%, 9/26/17	221
100,000	Tesco PLC, 5.625%, 9/12/12	144
52,543	Virgin Media Finance PLC, 8.75%, 4/15/14	72
230,000	Virgin Media Finance PLC, 9.50%, 8/15/16	346

		3,267

United Kingdom (GBP) (g) (4%)
110,000	Aviva PLC, 6.12%, 11/16/26	161
90,000	EDF Energy Networks (LPN), 5.125%, 11/11/16	144
125,000	ENW Capital Finance PLC, 6.75%, 6/20/15	210
220,000	HSBC Bank PLC, 5.375%, 11/4/30	318
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	160
150,000	Lloyds TSB Bank PLC, 6.963%, 5/29/20	235
55,000	Matalan Finance Ltd., 9.62%, 3/31/17 (f)	89
140,000	Society of Lloyd’s, 6.87%, 11/17/25	229
1,040,915	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	1,718
250,000	United Kingdom Gilt, 4.25%, 3/7/36	370

		3,634

Semi-Annual Report

Payden Global Fixed Income Fund continued

Principal		Value
or Shares	Security Description	(000)

United States (EUR) (g) (2%)
150,000	Daimler Finance North America LLC, 5.00%, 5/23/12	$210
130,000	John Deere Capital Corp., 7.50%, 1/24/14	203
100,000	Levi Strauss & Co., 7.75%, 5/15/18 (f)	134
150,000	Morgan Stanley, 5.50%, 10/2/17	208
475,000	Reynolds Group Escrow, 7.75%, 10/15/16 (f)	660

		1,415

United States (GBP) (g) (0%)
100,000	Bank of America Corp., 6.12%, 9/15/21	158
United States (USD) (22%)
350,000	American Express Co., 8.125%, 5/20/19	429
194,000	American Express Credit Corp., 5.125%, 8/25/14	209
180,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	210
180,000	Anheuser-Busch InBev Worldwide Inc. 144A, 7.75%, 1/15/19 (b)	217
192,000	AT&T Inc., 4.85%, 2/15/14	208
202,000	AT&T Inc., 5.50%, 2/1/18	218
25,005	Bear Stearns Alt-A Trust, 3.29%, 6/25/34	21
414,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	433
210,000	Chubb Corp., 6.37%, 3/29/67	213
204,000	Citigroup Inc., 6.01%, 1/15/15	218
70,000	Comcast Corp., 5.15%, 3/1/20	72
202,000	Comcast Corp., 5.70%, 5/15/18	217
198,000	CVS Caremark Corp., 5.75%, 6/1/17	217
130,000	DirecTV Holdings LLC, 4.75%, 10/1/14	138
184,000	Dow Chemical Co., 7.60%, 5/15/14	214
164,000	Dow Chemical Co., 9.40%, 5/15/39	227
184,000	Dr Pepper Snapple Group, 6.82%, 5/1/18	214
202,000	Exelon Corp., 4.90%, 6/15/15	214
120,000	Express Scripts Inc., 7.25%, 6/15/19	142
385,514	FG G02385 30YR, 6.00%, 11/1/36	413
884,415	FN 725027 30YR, 5.00%, 11/1/33	917
830,000	FNMA 5.00%, 30YR TBA (c)	859
125,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	141
412,000	General Electric Capital Corp., 5.625%, 5/1/18	437
234,000	General Electric Capital Corp., 5.875%, 1/14/38	232
198,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	205
128,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	124
79,166	Greenpoint Mortgage Funding Trust, 0.54%, 6/25/45	26
43,906	Indymac Index Mortgage Loan Trust, 3.34%, 10/25/34	39
198,000	JPMorgan Chase & Co., 6.40%, 5/15/38	221
135,000	Kraft Foods Inc., 5.37%, 2/10/20	140
182,000	Kroger Co., 7.50%, 1/15/14	212
369,000	Merrill Lynch & Co., 5.70%, 5/2/17	371
165,000	MetLife Inc., 10.75%, 8/1/39	213
374,000	MetLife Inc., 6.75%, 6/1/16	426
396,000	MidAmerican Energy Holdings, 5.75%, 4/1/18	430
220,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	222
70,000	Nissan Motor Acceptance 144A, 4.50%, 1/30/15 (b)	71
245,000	Omnicom Group Inc., 5.90%, 4/15/16	273
184,000	Prudential Financial Inc., 7.375%, 6/15/19	217
160,000	Sempra Energy, 9.80%, 2/15/19	213
426,000	Simon Property Group LP, 5.65%, 2/1/20	440
182,617	Structured Adjustable Rate Mortgage Loan Trust, 2.71%, 10/25/34	157
367,403	Thornburg Mortgage Securities Trust, 0.63%, 9/25/44	354
196,000	Time Warner Cable Inc., 5.85%, 5/1/17	213
65,000	Time Warner Cable Inc., 6.75%, 6/15/39	70
188,000	Time Warner Inc., 6.875%, 5/1/12	207
1,000,000	U.S. Treasury Note, 0.75%, 11/30/11	1,000
1,000,000	U.S. Treasury Note, 1.00%, 3/31/12	1,002
2,900,000	U.S. Treasury Note, 1.00%, 8/31/11	2,915
90,000	U.S. Treasury Note, 4.62%, 2/15/40	91
150,000	U.S. Treasury Note, 4.625%, 11/15/16 (e)	165
480,000	U.S. Treasury Note, 5.25%, 2/15/29	535
800,000	U.S. Treasury Note, 5.375%, 2/15/31	908
60,000	U.S. Treasury Note, 6.375%, 8/15/27 (e)	75
190,000	Valero Energy Corp., 6.875%, 4/15/12	206
332,000	Verizon Communications Inc., 8.75%, 11/1/18	420
265,000	Vornado Realty LP, 4.25%, 4/1/15	265
186,000	Wal-Mart Stores Inc., 5.80%, 2/15/18	212
60,000	Yum! Brands, Inc., 6.25%, 3/15/18	67

		19,735

Uruguay (USD) (1%)
250,000	Republic of Uruguay, 6.875%, 9/28/25	274
440,000	Republic of Uruguay, 9.25%, 5/17/17 (d)	562

		836

Venezuela (USD) (0%)
70,000	Republic of Venezuela, 6.00%, 12/9/20 (f)	44
140,000	Republic of Venezuela, 9.25%, 9/15/27	110

		154

Total Bonds (Cost - $78,317)		79,991

Investment Companies (Cost - $8,257) (9%)
2,374,174	Payden Cash Reserves Money Market Fund *	2,374
836,011	Payden High Income Fund *	5,944

		8,318

Total (Cost - $86,574) (a) (99%)		88,309
Other Assets, net of Liabilities (1%)		638

Net Assets (100%)		$88,947

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,305
Unrealized depreciation	(1,570)

Net unrealized appreciation	$1,735

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $1,291 and the total market value of the collateral held by the fund is $1,351.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

(g)	Par in foreign currency.

Payden Mutual Funds

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
6/22/2010	Buy	Australian Dollar	404	$10
6/22/2010	Sell	British Pound	125	—
5/10/2010	Sell	Canadian Dollar	1,626	18
6/22/2010	Buy	Canadian Dollar	618	11
5/10/2010	Sell	Euro	21,304	131
5/13/2010	Sell	Euro	572	6
6/16/2010	Sell	Euro	1,809	49
6/24/2010	Sell	Euro	492	3
7/14/2010	Sell	Euro	836	—
6/22/2010	Buy	Indian Rupee	29,720	20
7/29/2010	Buy	Indonesian Rupiah	823,000	2
5/10/2010	Sell	Japanese Yen	1,175,200	60
7/29/2010	Sell	Japanese Yen	244,000	32
7/29/2010	Buy	Philippine Peso	19,820	7
6/22/2010	Buy	South Korean Won	1,233,000	34
5/10/2010	Sell	Swiss Franc	390	2

				$385

Liabilities:
5/10/2010	Sell	Australian Dollar	404	$(2)
7/15/2010	Sell	Brazilian Real	289	(5)
5/10/2010	Sell	British Pound	3,345	(25)
6/22/2010	Sell	British Pound	52	(2)
6/28/2010	Sell	British Pound	441	(19)
6/22/2010	Buy	Euro	148	(6)
7/14/2010	Buy	Israeli Shekel	3,213	(8)
6/22/2010	Buy	Japanese Yen	119,000	(44)
6/24/2010	Buy	Polish Zloty	412	(1)
6/16/2010	Buy	Swedish Krona	17,482	(36)
6/22/2010	Buy	Swiss Franc	390	(2)

				$(150)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

4	Canadian 10 Year Bond Future	Jun-10	$465	$(5)
7	Euro-Bobl Future	Jun-10	1,100	(13)
10	U.S. Treasury 2 Year Note Future	Jun-10	2,176	7
48	U.S. Treasury 5 Year Note Future	Jun-10	5,561	(32)
9	U.S. Treasury 10 Year Note Future	Jun-10	1,061	(18)
45	U.S. Treasury 20 Year Note Future	Jun-10	5,358	(101)
8	U.S. Ultra Long Bond Future	Jun-10	992	13

				$(149)

See notes to financial statements.

Semi-Annual Report

Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Credit Quality - percent of value

AAA	4%
A	6%
BBB	33%
BB	40%
B	17%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (100%)
Argentina (USD) (2%)
6,390,000	Republic of Argentina, 2.50%, 12/31/38	$2,412
3,960,000	Republic of Argentina, 7.00%, 10/3/15 (c)	3,233
3,082,760	Republic of Argentina, 8.28%, 12/31/33	2,297

		7,942

Brazil (BRL) (e) (3%)
4,280,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	2,395
5,690,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	2,942
3,590,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/17	3,870

		9,207

Brazil (USD) (10%)
1,480,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	1,522
2,080,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,272
2,140,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	2,258
2,200,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,255
2,110,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (d)	2,221
1,960,000	JBS SA 144A, 10.50%, 8/4/16 (b)	2,176
1,450,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	1,577
1,600,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/4/20 (b)	1,575
1,320,000	Petrobras International Finance Co., 7.875%, 3/15/19	1,549
2,610,000	Republic of Brazil, 7.125%, 1/20/37	3,001
2,320,000	Republic of Brazil, 8.25%, 1/20/34	2,993
1,150,000	Republic of Brazil, 8.75%, 2/4/25	1,544
1,160,000	Republic of Brazil, 8.875%, 10/14/19	1,514
1,870,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	2,235
1,930,000	Vale Overseas Ltd., 8.25%, 1/17/34	2,277

		30,969

China (USD) (0%)
1,450,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	1,381
Colombia (COP) (e) (1%)
3,100,000,000	Republic of Colombia, 7.75%, 4/14/21	1,677
Colombia (USD) (3%)
2,850,000	Ecopetrol SA, 7.625%, 7/23/19	3,206
4,130,000	Republic of Colombia, 7.375%, 9/18/37	4,626
2,650,000	Republic of Colombia, 7.38%, 1/27/17	3,064

		10,896

Croatia (USD) (1%)
2,780,000	Croatia Government International Bond 144A, 6.75%, 11/5/19 (b)	3,005
Dominican Republic (USD) (3%)
1,350,000	Dominican Republic 144A, 7.50%, 5/6/21 (b)	1,350
6,940,403	Dominican Republic International Bond, 9.04%, 1/23/18 (d)	7,791

		9,141

El Salvador (USD) (1%)
2,100,000	Republic of El Salvador 144A, 7.375%, 12/1/19 (b) (c)	2,352
1,260,000	Republic of El Salvador, 7.75%, 1/24/23 (d)	1,424

		3,776

Egypt (EGP) (e) (2%)
43,300,000	Barclays Bank PLC, 0.00%, 7/1/10	7,692
Ghana (GHC) (e) (2%)
5,400,000	Citigroup Funding Inc. 144A, 19.00%, 1/16/13 (b)	4,329
3,300,000	Ghana Government Bond 144A, 14.47%, 12/19/11 (b)	2,382

		6,711

Ghana (USD) (2%)
5,430,000	Republic of Ghana, 8.50%, 10/4/17 (d)	6,082
Hong Kong (USD) (1%)
2,250,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,337
India (USD) (2%)
3,230,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,130
3,010,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	3,311

		6,441

Indonesia (IDR) (e) (1%)
17,600,000,000	JPMorgan Chase Bank NA, 12.80%, 6/17/21	2,507
15,400,000,000	JPMorgan Chase London 144A, 12.80%, 6/17/21 (b)	2,194

		4,701

Indonesia (USD) (8%)
2,100,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	2,341
4,310,000	Republic of Indonesia, 11.625%, 3/4/19 (d)	6,249
4,290,000	Republic of Indonesia, 6.875%, 1/17/18 (d)	4,783
4,820,000	Republic of Indonesia, 7.50%, 1/15/16 (d)	5,563
4,770,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	6,046

		24,982

Kazakhstan (USD) (4%)
3,730,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (b)	4,718
2,860,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	3,210
3,950,000	KazMunaiGaz Finance Sub. BV, 9.125%, 7/2/18 (d)	4,681

		12,609

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Lebanon (USD) (1%)
1,350,000	Lebanese Republic, 8.625%, 6/20/13 (d)	$1,529
1,280,000	Lebanon Government International Bond, 8.25%, 4/12/21 (d)	1,450
1,330,000	Lebanon Government International Bond, 8.50%, 1/19/16	1,536

		4,515

Malaysia (USD) (1%)
930,000	Petronas Capital Ltd. 144A, 5.25%, 8/12/19 (b)	960
1,910,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	2,366

		3,326

Mexico (MXN) (e) (3%)
97,120,000	Mexican Bonos, 10.00%, 12/5/24	9,607
Mexico (USD) (4%)
1,100,000	BBVA Bancomer SA Texas 144A, 7.25%, 4/22/20 (b)	1,122
2,950,000	Grupo Televisa SA, 6.625%, 3/18/25	3,165
3,900,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b) (c)	4,031
2,530,000	Petroleos Mexicanos, 8.00%, 5/3/19	2,985
2,500,000	United Mexican States, 8.30%, 8/15/31 (c)	3,206

		14,509

Panama (USD) (2%)
2,770,000	Republic of Panama, 6.70%, 1/26/36	3,026
1,110,000	Republic of Panama, 8.875%, 9/30/27	1,471
2,330,000	Republic of Panama, 9.375%, 4/1/29	3,227

		7,724

Peru (USD) (3%)
1,600,000	Corporacion Pesquera Inca S.A.C. 144A, 9.00%, 2/10/17 (b)	1,634
2,900,000	Republic of Peru, 6.55%, 3/14/37 (c)	3,089
2,200,000	Republic of Peru, 7.35%, 7/21/25	2,574
1,130,000	Republic of Peru, 8.75%, 11/21/33	1,497

		8,794

Philippines (USD) (4%)
1,550,000	Republic of Philippines, 6.375%, 10/23/34	1,552
5,367,000	Republic of Philippines, 7.75% 1/14/31	6,266
2,400,000	Republic of Philippines, 8.375%, 6/17/19	2,991
2,380,000	Republic of Philippines, 9.875%, 1/15/19	3,177

		13,986

Poland (PLN) (e) (2%)
18,900,000	Poland Government Bond, 5.50%, 10/25/19	6,367
Poland (USD) (1%)
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	2,769
Qatar (USD) (1%)
2,290,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	2,407
Russian Federation (USD) (9%)
3,190,000	Gazprom, 7.288%, 8/16/37 (d)	3,276
2,800,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	2,929
580,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	666
1,530,000	RSHB Capital SA, 6.299%, 5/15/17 (d)	1,612
1,460,000	RSHB Capital SA, 7.175%, 5/16/13 (d)	1,597
2,250,000	Russian Government International Bond, 11.00%, 7/24/18 (d)	3,156
1,730,000	Russian Government International Bond, 12.75%, 6/24/28 (d)	3,028
9,227,600	Russian Government International Bond, 7.50%, 3/31/30 (d)	10,594
2,840,000	VimpelCom, 9.125%, 4/30/18 (d)	3,294

		30,152

Serbia (USD) (2%)
4,878,000	Republic of Serbia, 6.75%, 11/1/24 (d)	4,902
South Africa (USD) (1%)
2,650,000	Republic of South Africa, 6.875%, 5/27/19	2,991
Turkey (USD) (3%)
2,480,000	Republic of Turkey, 6.75%, 4/3/18	2,709
2,480,000	Republic of Turkey, 7.00%, 6/5/20	2,725
1,200,000	Republic of Turkey, 7.375%, 2/5/25	1,332
1,690,000	Republic of Turkey, 7.50%, 7/14/17	1,931
1,250,000	Republic of Turkey, 8.00%, 2/14/34	1,436

		10,133

Ukraine (USD) (3%)
1,620,000	Ukraine Government, 6.58%, 11/21/16 (d)	1,585
450,000	Ukraine Government, 6.75%, 11/14/17 (d)	437
2,900,000	Ukraine Government, 6.875%, 3/4/11 (d)	2,914
4,680,000	Ukraine Government, 7.65%, 6/11/13 (d)	4,844

		9,780

United States (USD) (6%)
6,000,000	FHLMC Disc Note, 0.16%, 07/12/2010 (f)	5,998
5,000,000	FHLMC Disc Note, 0.28%, 10/18/2010 (f)	4,995
7,000,000	FHLMC Disc Note, 0.28%, 10/27/2010 (f)	6,992

		17,985

Uruguay (USD) (3%)
1,375,000	Republic of Uruguay, 6.875%, 9/28/25	1,506
2,970,000	Republic of Uruguay, 7.62%, 3/21/36	3,386
3,870,000	Republic of Uruguay, 8.00%, 11/18/22	4,625

		9,517

Venezuela (USD) (5%)
2,020,000	Republic of Venezuela, 5.75%, 2/26/16 (d)	1,464
7,300,000	Republic of Venezuela, 6.00%, 12/9/20 (d)	4,581
4,670,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	2,755
4,470,000	Republic of Venezuela, 7.65%, 4/21/25	2,894
3,940,000	Republic of Venezuela, 9.25%, 5/7/28 (d)	2,935
3,905,000	Republic of Venezuela, 9.25%, 9/15/27	3,056

		17,685

Total Bonds (Cost - $303,761)		326,698

Investment Company (Cost - $12,192) (4%)
12,191,679	Payden Cash Reserves Money Market Fund *	12,192

Total (Cost - $315,953) (a) (104%)		338,890
Liabilities in excess of Other Assets (−4%)		(11,580)

Net Assets (100%)		$327,310

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$23,088
Unrealized depreciation	(151)

Net unrealized appreciation	$22,937

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $10,253 and the total market value of the collateral held by the fund is $10,576.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of

Semi-Annual Report

Payden Emerging Markets Bond Fund continued

1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Par in foreign currency.

(f)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
6/23/2010	Sell	Euro	11,263	$371
7/6/2010	Sell	Euro	2,092	28
6/22/2010	Buy	Indonesian Rupiah	138,960	93
6/23/2010	Sell	Japanese Yen	415,500	184
5/25/2010	Buy	New Taiwan Dollar	99,830	41
7/29/2010	Buy	Phillipine Peso	141,630	51
5/4/2010	Buy	Polish Zloty	1,428	1
7/6/2010	Buy	Russian Ruble	184,350	67
7/14/2010	Sell	South African Rand	34,336	46
6/22/2010	Buy	South Korean Won	7,070,000	170
7/28/2010	Buy	Zambian Kwacha	11,120,000	158

				$1,210

Liabilities:
5/18/2010	Sell	Chilean Peso	2,396,500	$(68)
6/23/2010	Sell	Euro	6,098	(54)
7/14/2010	Buy	Israeli Shekel	11,598	(28)
5/3/2010	Buy	Mexican New Peso	19,732	(8)

				$(158)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

117	U.S. Treasury 2 Year Note Future	Jun-10	$25,457	$91
188	U.S. Treasury 5 Year Note Future	Jun-10	21,782	181
183	U.S. Treasury 10 Year Note Future	Jun-10	21,577	(384)
45	U.S. Treasury 20 Year Note Future	Jun-10	5,358	177
16	U.S. Ultra Long Bond	Jun-10	1,985	79

				$144

Open Swap Contracts (000s)

	Fund				Unrealized
	Receives	Expiration		Notional	Appreciation
Contract Type	(Pays)	Date		Principal	(Depreciation)

Asset:
Israel Interest Rate Swap	5.55%	Aug-19	ILS	18,800	$375
Liability:
Israel Interest Rate Swap	(2.83)%	Aug-11	ILS	87,000	$(477)

See notes to financial statements.

Payden Mutual Funds

Payden Value Leaders Fund

The Fund seeks growth of capital and some current income by generally investing in large cap value stocks with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Financial	19%
Energy	18%
Industrial	13%
Consumer Discretionary	9%
Healthcare	8%
Other	33%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (88%)
Consumer Discretionary (9%)
13,600	Comcast Corp.	$268
5,900	DIRECTV (b)	214
19,900	Ford Motor Co. (b) (c)	259
4,700	Genuine Parts Co.	201
8,600	Home Depot, Inc.	303
4,300	Liberty Media Corp. - Starz (b)	238
7,800	Lowe’s Cos, Inc.	212
16,000	News Corp.	247
9,000	Time Warner Inc.	298
11,700	Walt Disney Co.	431

		2,671

Consumer Staples (4%)
3,100	Bunge Ltd.	164
3,300	Coca-Cola Co.	176
6,000	CVS Caremark Corp.	222
7,100	Kraft Foods Inc.	210
3,700	Procter & Gamble Co.	230
9,700	Tyson Foods, Inc.	190

		1,192

Energy (18%)
3,700	Anadarko Petroleum Corp.	230
2,400	Apache Corp.	244
3,400	Baker Hughes, Inc.	169
6,800	Chesapeake Energy Corp.	162
9,200	Chevron Corp.	749
7,900	ConocoPhillips	468
3,400	Devon Energy Corp.	229
2,200	EOG Resources, Inc.	247
13,500	Exxon Mobil Corp.	916
7,000	Halliburton Co.	215
7,300	Marathon Oil Corp.	235
4,700	National Oilwell Varco Inc.	207
4,900	Occidental Petroleum Corp.	434
4,300	Schlumberger Ltd.	307
6,900	Williams Companies, Inc.	163
4,700	XTO Energy, Inc.	223

		5,198

Financial (19%)
5,900	Allstate Corp.	193
5,700	American Express Co.	263
13,100	Annaly Capital Management Inc.	222
2,100	AvalonBay Communities, Inc.	218
41,500	Bank of America Corp.	740
5,500	BB&T Corp.	183
2,500	Boston Properties, Inc.	197
81,500	Citigroup Inc. (b)	356
700	CME Group, Inc.	230
4,900	Equity Residential Properties Trust	222
17,900	JPMorgan Chase & Co.	762
4,800	Loews Corp.	179
5,300	MetLife, Inc.	241
8,200	Morgan Stanley	248
3,100	PNC Financial Services Group, Inc.	208
4,800	Travelers Companies, Inc.	244
10,500	US Bancorp	281
19,800	Wells Fargo & Co.	656

		5,643

Healthcare (8%)
5,700	Cardinal Health, Inc.	198
2,500	Johnson & Johnson	161
10,800	Merck & Co., Inc.	379
40,400	Pfizer, Inc.	675
3,800	Thermo Fisher Scientific, Inc. (b)	210
7,900	UnitedHealth Group Inc.	239
3,700	WellPoint Inc. (b)	199
2,900	Zimmer Holdings, Inc. (b)	177

		2,238

Industrial (12%)
4,600	Boeing Co.	333
2,900	Caterpillar Inc.	197
3,500	CSX Corp.	196
3,200	Deere & Co.	191
2,300	FedEx Corp.	207
2,900	General Dynamics Corp.	221
52,100	General Electric Co.	983
4,500	Illinois Tool Works Inc.	230
1,900	L-3 Communications Holdings, Inc.	178
3,100	Norfolk Southern Corp.	184
3,300	Northrop Grumman Corp.	224
9,100	Quanta Services, Inc. (b)	183
3,200	SPX Corp.	224

		3,551

Materials (3%)
7,100	Dow Chemical Co.	219
4,500	E.I. Du Pont de Nemours & Co.	179
6,500	Nucor Corp.	295
3,700	Weyerhaeuser Co.	183

		876

Technology (6%)
10,500	AOL Inc. (b)	245
16,000	Applied Materials Inc.	221
8,200	eBay Inc. (b)	195
14,100	EMC Corp.	268
4,200	Hewlett-Packard Co.	218
14,500	Intel Corp.	331
23,500	Motorola, Inc. (b)	166

		1,644

Semi-Annual Report

Payden Value Leaders Fund continued

Principal		Value
or Shares	Security Description	(000)

Telecommunications (6%)
25,500	AT&T Inc.	$664
38,000	Qwest Communications International, Inc.	199
46,000	Sprint Nextel Corp. (b)	196
7,200	Telephone & Data Systems, Inc.	250
11,500	Verizon Communications Inc.	332

		1,641

Utilities (3%)
5,300	American Electric Power Co., Inc.	182
4,600	Dominion Resources, Inc.	192
12,100	Duke Energy Corp.	203
4,000	Exelon Corp.	174
3,600	Sempra Energy	177

		928

Total Common Stocks (Cost - $24,972)		25,582

Exchange Traded Funds (Cost - $2,577) (10%)
47,400	iShares Russell 1000 Value Index Fund	2,970

Investment Company (Cost - $776) (3%)
775,485	Payden Cash Reserves Money Market Fund *	776

Total (Cost - $28,325) (a) (101%)		29,328
Liabilities in excess of Other Assets (−1%)		(280)

Net Assets (100%)		$29,048

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,583
Unrealized depreciation	(2,580)

Net unrealized appreciation	$1,003

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $246 and the total market value of the collateral held by the fund is $265.

See notes to financial statements.

Payden Mutual Funds

Payden U.S. Growth Leaders Fund

The Fund seeks long-term capital appreciation by generally investing in stocks of the 1,000 largest capitalized U.S. growth companies with up to 20% in foreign corporations.

Portfolio Composition - percent of value

Technology	36%
Consumer Discretionary	13%
Healthcare	13%
Consumer Staples	10%
Industrial	10%
Other	18%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (96%)
Consumer Discretionary (14%)
12,100	Abercrombie & Fitch Co.	$529
19,400	Aeropostale Inc. (b)	563
1,500	Amazon.com, Inc. (b)	206
22,000	Dollar Tree, Inc. (b)	1,336
44,800	Ford Motor Co. (b)	583
16,900	McDonald’s Corp.	1,193
9,900	NIKE Inc.	751
3,100	Priceline.com Inc. (b)	812
8,600	Sears Holdings Corp. (b)(c)	1,040
10,000	Target Corp.	569

		7,582

Consumer Staples (10%)
39,700	Altria Group, Inc.	841
31,900	CVS Caremark Corp.	1,178
4,100	Estee Lauder Companies, Inc.	270
21,600	Mead Johnson Nutrition Co.	1,115
8,800	PepsiCo, Inc.	574
17,000	Philip Morris International Inc.	834
10,800	Wal-Mart Stores, Inc.	579

		5,391

Energy (4%)
12,700	Exxon Mobil Corp.	862
18,500	Petroleo Brasileiro S.A.	785
7,900	Schlumberger Ltd.	564

		2,211

Financial (4%)
8,200	Ameriprise Financial, Inc.	380
9,900	M&T Bank Corp. (c)	865
9,700	State Street Corp.	422
30,800	US Bancorp	825

		2,492

Healthcare (13%)
7,300	Allergan Inc.	465
11,800	Amgen Inc. (b)	677
22,300	Cardinal Health, Inc.	774
9,200	Celgene Corp. (b)	570
13,200	Express Scripts, Inc. (b)	1,322
15,400	Hospira, Inc. (b)	828
12,400	Johnson & Johnson	797
10,400	Life Technologies Corp. (b)	569
15,600	MEDNAX, Inc. (b)	857
11,200	Perrigo Co.	684

		7,543

Industrial (13%)
24,000	BE Aerospace Inc. (b)	713
10,500	CSX Corp.	589
8,100	Danaher Corp.	683
9,200	Deere & Co.	550
13,800	Dover Corp.	721
16,800	Emerson Electric Co.	877
5,900	L-3 Communications Holdings, Inc.	552
42,600	Southwest Airlines Co.	561
12,200	United Parcel Service, Inc.	844
13,200	United Technologies Corp.	989

		7,079

Materials (3%)
17,100	Barrick Gold Corp.	745
8,700	Cliffs Natural Resources Inc. (b)	544
6,000	Freeport-McMoRan Copper & Gold, Inc.	453

		1,742

Technology (35%)
22,400	Adobe Systems Inc. (b)	752
8,300	Apple Inc. (b)	2,167
64,100	Cisco Systems Inc. (b)	1,726
24,700	Cognizant Technology Solutions Corp. (b)	1,264
2,300	Google Inc. (b)	1,209
26,300	Hewlett-Packard Co.	1,366
60,500	Intel Corp.	1,381
17,200	International Business Machines Corp.	2,219
8,300	KLA-Tencor Corp.	283
34,500	Marvell Technology Group Ltd. (b)	712
10,700	McAfee Inc. (b)	372
68,400	Micron Technology Inc. (b)	640
51,100	Mircosoft Corp.	1,561
19,800	NetApp, Inc. (b)	686
20,600	Novellus Systems Inc. (b)	540
49,500	Oracle Corp.	1,279
29,000	Seagate Technology (b)	533
7,700	Visa Inc.	695

		19,385

Total Common Stocks (Cost - $48,189)		53,425

Exchange Traded Funds (Cost - $1,439) (3%)
34,900	Financial Select Sector SPDR Fund (c)	564
16,000	iShares Russell 1000 Growth Index Fund	840

		1,404

Investment Company (Cost - $3,016) (5%)
3,016,042	Payden Cash Reserves Money Market Fund *	3,016

Total (Cost - $52,644) (a) (104%)		57,845
Liabilities in excess of Other Assets (−4%)		(2,282)

Net Assets (100%)		$55,563

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

Semi-Annual Report

Payden U.S. Growth Leaders Fund continued

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,747
Unrealized depreciation	(546)

Net unrealized appreciation	$5,201

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $1,997 and the total market value of the collateral held by the fund is $2,090.

See notes to financial statements.

Payden Mutual Funds

Payden Global Equity Fund

The fund seeks long-term capital appreciation by generally investing in large cap stocks and stock index futures of companies throughout the world and may also hold up to 30% in short sale positions.

Geographic Equity Exposure - Percent of value

North America	54%
Europe/UK	17%
Asia	13%
Emerging Markets	16%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Foreign Government (Cost - $6,323) (36%)
1,000,000	Belgium Treasury Certificate, 0.00%, 12/16/10 (c)	$1,325
800,000	Belgium Treasury Certificate, 0.00%, 8/19/10 (c)	1,063
1,200,000	Dutch Treasury Certificate, 0.00%, 5/31/10 (c)	1,595
700,000	French Treasury Bill, 0.00%, 8/26/10 (c)	930
700,000	French Treasury Bill, 0.00%, 9/23/10 (c)	929

		5,842

Exchange Traded Funds (Cost - $7,370) (49%)
8,000	Consumer Discretionary Select Sector SPDR Fund	279
8,500	DnB NOR OBX (c)	49
22,200	Industrial Select Sector SPDR Fund (b)	724
16,100	iShares Dow Jones U.S. Financial Sector Index Fund (b)	937
2,200	iShares MSCI Brazil Index Fund (b)	159
56,400	iShares MSCI Emerging Market Index Fund (b)	2,372
14,200	iShares MSCI Germany Index Fund (b)	304
9,600	iShares MSCI Hong Kong Index Fund (b)	150
700	iShares MSCI Spain Index Fund (b)	28
21,700	iShares MSCI Switzerland Index Fund (b)	476
13,300	Materials Select Sector SPDR Fund (b)	452
38,900	PowerShares QQQ (b)	1,915

		7,845

Investment Company (Cost - $7,351) (46%)
7,350,819	Payden Cash Reserves Money Market Fund *	7,351

Total (Cost - $21,044) (a) (131%)		21,038
Liabilities in excess of Other Assets (−31%)		(4,966)

Net Assets (100%)		$16,072

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$512
Unrealized depreciation	(518)

Net unrealized depreciation	$(6)

(b)	All or a portion of these securities are on loan. At April 30, 2010, the total market value of the fund’s securities on loan is $5,127 and the total market value of the collateral held by the fund is $5,322.

(c)	Par in foreign currency.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
7/27/2010	Buy	Australian Dollar	615	$2
7/27/2010	Sell	Euro	3,266	22
7/27/2010	Buy	Indian Rupee	3,685	1
7/27/2010	Buy	Indonesian Rupiah	746,921	—
7/27/2010	Buy	Japanese Yen	88,753	2
7/27/2010	Sell	Norwegian Krone	2,114	1
7/27/2010	Buy	South Korean Won	365,374	2
7/27/2010	Buy	Swiss Franc	8	—

				$30

Liabilities:
7/27/2010	Buy	British Pound	783	$(12)
7/27/2010	Buy	Canadian Dollar	727	(9)
7/27/2010	Buy	Danish Krone	362	—
7/27/2010	Sell	Euro	122	—
7/27/2010	Buy	Singapore Dollar	130	—
7/27/2010	Buy	Swedish Krona	1,222	(2)

				$(23)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

5	Amsterdam Index Future	May-10	$457	$(12)
5	Australian SPI 200 Index Future	Jun-10	561	(9)
9	CAC 40 10 Year Euro Future	May-10	448	(30)
5	Canadian TSE 60 Index Future	Jun-10	705	13
1	DAX Index Future	Jun-10	204	7
6	FTSE 100 Index Future	Jun-10	506	(7)
3	Nasdaq 100 Future	Jun-10	600	13
17	OMXS30 Index Future	May-10	246	3
2	S&P 400 Future	Jun-10	822	25
29	S&P 500 E-Mini Future	Jun-10	1,715	45
5	S&P MID 400 E-Mini Future	Jun-10	411	(1)
13	Topix Index Future	Jun-10	1,359	65

				$112

See notes to financial statements.

Semi-Annual Report

Metzler/Payden European Emerging Markets Fund

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging markets countries.

Country Holdings - percent of value

Russia	44%
Poland	23%
Hungary	5%
Austria	5%
Romania	5%
Other	18%

Schedule of Investments - April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Common Stocks (101%)
Consumer Discretionary (4%)
26,500	Magnit OAO	$2,308
178,000	NFI Empik Media & Fashion SA (b)	1,148
1,288,500	Olympic Entertainment Group AS	2,518
185,000	Tallinna Kaubamaja AS	1,235
1,500,000	Vistula Group SA (b)	1,487

		8,696

Consumer Staples (4%)
6,224,000	Albalact SA (b)	718
40,680	AmRest Holdings NV (b)	967
211,850	Cherkizovo Group OJSC (b)(c)	4,131
177,777	Eurocash SA	1,313
1,938	LPP SA (b)	1,217
40,000	X5 Retail Group NV (b)(c)	1,422

		9,768

Energy (26%)
120,000	Eurasian Natural Resources Corp. PLC	2,252
450,000	Gazprom OAO	10,481
250,066	LUKOIL, LUK GR, EUR, Frankfurt	14,304
42,000	MOL Hungarian Oil and Gas NyRt. (b)	4,289
45,000	NovaTek OAO (c)	3,420
30,000	OMV AG	1,080
4,500,000	OMV Petrom SA (b)	471
360,250	Polski Koncern Naftowy Orlen SA (b)	4,784
1,332,500	Rosneft Oil Co.	10,807
340,000	Surgutneftegaz	3,250
133,000	Unipetrol AS	1,397

		56,535

Financial (28%)
610,000	AFI Development PLC (c)	1,281
100,000	Alro SA	120
3,990,555	Banca Transilvania	2,813
570,000	Bank Millennium SA (b)(d)	941
99,250	Bank Pekao SA	5,688
45,000	Bank Zachodni WBK SA	3,331
598,500	BRD-Groupe Societe Generale	2,796
32,000	BRE Bank SA (b)	3,064
8,000,000	Dafora SA (b)	405
472,000	Echo Investment SA (b)	732
109,000	Erste Group Bank AG	4,898
143,000	FHB Mortgage Bank PLC (b)	1,051
615,000	Getin Holding SA (b)	2,280
290,000	Halyk Savings Bank of Kazakhstan JSC (c)	2,770
675,000	Immofinanz Immobilien Anlagen AG (b)	2,908
125,000	Kazkommertsbank (b)(c)	1,000
21,000	Komercni Banka AS	4,356
988,000	Linas Agro AB (b)	852
300,000	Mirland Development Corp. PLC (b)	1,100
145,000	OTP Bank PLC (b)	5,174
435,000	PIK Group (b)(c)	2,306
460,937	Powszechna Kasa Oszczednosci Bank Polski SA	6,682
1,245,000	Sberbank of Russian Federation	3,362
950,000	Sistema-Hals GDR (b)(c)	1,662

		61,572

Industrial (11%)
4,899,100	Compa-Sibiu (b)	778
1,500,000	Far Eastern Shipping Co. (b)	705
1,250,000	Impexmetal SA (b)	1,676
340,000	LSR Group OJSC (b)(c)	2,907
35,000	Lubelski Wegiel Bogdanka SA (b)	867
288,550	New World Resources NV (b)	4,129
1,425,000	Polimex-Mostostal SA	2,342
335,000	Ramirent Oyj	3,879
1,747,048	Steppe Cement Ltd. (b)	1,832
2,077,721	Tallink Group PLC (b)	1,878
120,046	TMK OAO (b)(c)	2,516
3,823,300	Turbomecanica SA	169
70,000	Wienerberger AG (b)	1,313

		24,991

Materials (13%)
85,000	Cherepovets MK Severstal (b)(c)	1,162
78,000	Evraz Group SA (b)(c)	2,855
45,250	Grupa Kety SA	1,813
695,000	Highland Gold Mining Ltd. (b)	1,380
40,000	Kazakhmys PLC	859
110,000	KGHM Polska Miedz SA	4,127
70,000	Mechel-ADR	1,799
381,100	MMC Norilsk Nickel (b)	7,317
43,000	Novopipetsk Steel OJSC (c)	1,569
140,000	Petropavlovsk PLC	2,517
120,000	Uralkali (c)	2,586

		27,984

Technology (2%)
3,200,000	Condmag SA (b)	948
401,403	M Video (b)	2,316
375,000	Multimedia Polska SA	1,118

		4,382

Telecommunications (12%)
88,000	AFK Sistema (c)	2,374
331,500	Agora SA (b)	2,949
85,000	Central European Media Enterprises Ltd. (b)	2,890
181,000	CTC Media, Inc.	3,057
105,000	Mobile Telesystems OJSC	5,801
430,000	Netia SA	718
499,000	TVN SA	3,217
285,000	Vimpel-Communications	4,261

		25,267

Payden Mutual Funds

Principal		Value
or Shares	Security Description	(000)

Utilities (1%)
27,000	CEZ AS	$1,296
144,870	Transelectrica SA	910

		2,206

Total (Cost - $189,707) (a) (101%)		221,401
Liabilities in excess of Other Assets (−1%)		(1,745)

Net Assets (100%)		$219,656

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$38,779
Unrealized depreciation	(7,085)

Net unrealized appreciation	$31,694

(b)	Non-income producing security.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Security appraised at fair value under procedures established by the Board.

Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
5/4/2010	Buy	Polish Zloty	91	$—
5/5/2010	Buy	Polish Zloty	140	—
5/3/2010	Buy	Romanian Leu	11	—

				$—

Liabilities:
4/29/2010	Sell	Czech Koruna	9,683	$(4)
5/3/2010	Sell	Czech Koruna	2,734	(2)
4/30/2010	Buy	Polish Zloty	62	—
4/29/2010	Buy	Romanian Leu	8	—
4/30/2010	Buy	Romanian Leu	12	—

				$(6)

See notes to financial statements.

Semi-Annual Report

Statements of Assets & Liabilities

April 30, 2010
Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

ASSETS:
Investments, at value*	$542,543	$171,014	$466,341
Affiliated investments, at value **		1,029	15,061
Repurchase agreement , at value	205,000
Foreign cash***		8	275
Cash
Restricted cash for collateral
Receivable for:
Interest and dividends	523	876	3,894
Paydowns		35	88
Investments sold
Fund shares sold	21		541
Futures
Swap contracts
Forward currency contracts		29	154
Receivable from Advisor (Note 3)	9
Other assets	81	20	39

Total Assets	748,177	173,011	486,393

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts
Investments purchased
Fund shares redeemed	10	51	319
Futures			106
Swaps		43
Distributions payable	9	9	175
Liability for securities on loan (Note 2)		210	4,913
Accrued expenses:
Investment advisory fees (Note 3)		25	67
Administration fees (Note 3)	100	23	62
Trustee fees and expenses	12	2	3
Other liabilities	132	56	110

Total Liabilities	263	419	5,755

NET ASSETS	$747,914	$172,592	$480,638

NET ASSETS:
Paid in capital	$747,973	$184,070	$481,638
Undistributed net investment income (loss)	(53)	(62)	2,471
Undistributed net realized gains (losses) from investments	(6)	(10,202)	(4,709)
Net unrealized appreciation (depreciation) from:
Investments		(1,242)	1,105
Translation of assets and liabilities in foreign currencies		28	133

NET ASSETS	$747,914	$172,592	$480,638

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

Investor Class
Net Assets	$747,914	$172,592	$480,638
Shares Outstanding	747,917	18,343	47,480
Net Asset Value Per Share	$1.00	$9.41	$10.12

* Investments, at cost	$747,543	$172,213	$464,877
** Affiliated investments, at cost		1,029	15,061
*** Foreign cash, at cost		8	280

See notes to financial statements.

Payden Mutual Funds

Payden				Payden	Payden
U.S.	Payden	Payden	Payden	High	Tax
Government	GNMA	Core Bond	Corporate	Income	Exempt
Fund	Fund	Fund	Bond Fund	Fund	Bond Fund

$92,959	$859,761	$596,890	$42,242	$826,208	$23,852
2,559		16,162	887	30,534

		12
	4,240
		1,000

506	3,085	5,158	649	18,016	285
186	915
	45,076	356		2,415
2	874	19		4,433

		546
3	56		12		3
21	63	42	17	67	10

96,236	914,070	620,185	43,807	881,673	24,150

		3
		240
	317,292	40,332	274	16,512
5	1,014	639	45	434	3
9	121

11	390				4
		14,011	440	28,905

		75		235
13	78	69	6	101	3
1	7	3		23
45	282	90	32	85	23

84	319,184	55,462	797	46,295	33

$96,152	$594,886	$564,723	$43,010	$835,378	$24,117

$94,611	$579,397	$575,172	$39,215	$803,620	$23,607
(139)	(8,287)	(832)	23	2,138	28
455	12,760	(28,141)	1,009	(31,053)	(77)

1,225	11,016	18,211	2,763	60,673	559
		313

$96,152	$594,886	$564,723	$43,010	$835,378	$24,117

$35	$386	$32,284		$41
3.17	37.354	3,111		5.76
$11.04	$10.33	$10.38		$7.12

$96,117	$594,500	$532,439	$43,010	$835,337	$24,117
8,706	57,514	51,201	3,793	117,407	2,385
$11.04	$10.34	$10.40	$11.34	$7.11	$10.11

$91,693	$848,218	$578,679	$39,479	$765,535	$23,293
2,559		16,162	887	$30,534
		12

See notes to financial statements.

Semi-Annual Report

Statements of Assets & Liabilities continued

April 30, 2010
Numbers in 000s

	Payden	Payden	Payden
	California	Global	Global Fixed
	Municipal	Short Bond	Income
	Income Fund	Fund	Fund

ASSETS:
Investments, at value*	$43,380	$60,486	$79,991
Affiliated investments, at value **		4,182	8,318
Repurchase agreement , at value
Foreign cash***		142	863
Cash			219
Restricted cash for collateral			50
Receivable for:
Interest and dividends	566	661	1,028
Paydowns		14
Investments sold	1,106		613
Fund shares sold		440	103
Futures
Swap contracts
Forward currency contracts		67	385
Receivable from Advisor (Note 3)
Other assets	4	15	28

Total Assets	45,056	66,007	91,598

LIABILITIES:
Payable for:
Bank overdraft
Forward currency contracts		15	150
Investments purchased	1,121		988
Fund shares redeemed	7	468	29
Futures		17	45
Swaps
Distributions payable	14
Liability for securities on loan (Note 2)		459	1,351
Accrued expenses:
Investment advisory fees (Note 3)	8	23	1
Administration fees (Note 3)	6	8	11
Trustee fees and expenses	1		1
Other liabilities	25	50	75

Total Liabilities	1,182	1,040	2,651

NET ASSETS	$43,874	$64,967	$88,947

NET ASSETS:
Paid in capital	$42,083	$68,270	$89,734
Undistributed net investment income (loss)		97	117
Undistributed net realized gains (losses) from investments	368	(3,316)	(2,700)
Net unrealized appreciation (depreciation) from:
Investments	1,423	(129)	1,586
Translation of assets and liabilities in foreign currencies		45	210

NET ASSETS	$43,874	$64,967	$88,947

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets
Shares Outstanding
Net Asset Value Per Share

Investor Class
Net Assets	$43,874	$64,967	$88,947
Shares Outstanding	4,305	6,462	9,995
Net Asset Value Per Share	$10.19	$10.05	$8.90

* Investments, at cost	$41,957	$60,567	$78,317
** Affiliated investments, at cost		4,182	8,257
*** Foreign cash, at cost		143	866

See notes to financial statements.

Payden Mutual Funds

Payden	Payden	Payden	Payden	Metzler/Payden
Emerging	Value	U.S. Growth	Global	European
Markets Bond	Leaders	Leaders	Equity	Emerging
Fund	Fund	Fund	Fund	Markets Fund

$326,698	$28,552	$54,829	$13,687	$221,401
12,192	776	3,016	7,351

			360

275

5,867	28	12		335

1,768		5,352	26	1,520
2,087		3	73	123
58
375
1,210			30
76
35	15	16	11	32

350,641	29,371	63,228	21,538	223,411

1,716		37		2,262
158			23	6
9,815		5,482	9	303
361				803
			76
477

10,576	265	2,090	5,322

	28	48	1	80
40	4	7	2	28
4		1		4
184	26		33	269

23,331	323	7,665	5,466	3,755

$327,310	$29,048	$55,563	$16,072	$219,656

$309,824	$46,796	$93,730	$19,380	$354,219
736	158	78	(99)	(1,444)
(7,302)	(18,909)	(43,446)	(3,326)	(164,787)

22,979	1,003	5,201	106	31,694
1,073			11	(26)

$327,310	$29,048	$55,563	$16,072	$219,656

$1,119
79.9
14.01

$326,191	$29,048	$55,563	$16,072	$219,656
23,325	3,131	7,243	2,217	7,822
$13.98	$9.28	$7.67	$7.25	$28.08

$303,761	$27,549	$49,628	$13,693	$189,707
12,192	776	3,016	7,351
			356

See notes to financial statements.

Semi-Annual Report

Statements of Operations

Period ended April 30, 2010
Dollars in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Short Bond
	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income (Note 2)	$1,275	$924	$6,446
Dividend income
Dividend income from affiliated investment (Note 2)		1	1
Income from securities lending			10
Foreign tax withholdings

Investment Income	1,275	925	6,457

EXPENSES:
Investment advisory fees (Note 3)	762	212	595
Administration fees (Note 3)	762	113	319
Shareholder servicing fees		8	89
Distribution fees (Note 3)
Custodian fees	40	14	27
Transfer agent fees	72	16	39
Registration and filing fees	13	12	26
Trustee fees and expenses	39	6	12
Printing and mailing costs	41	7	14
Legal fees	23	4	10
Publication expense	12	2	5
Pricing fees	1	9	10
Fund accounting fees	78	11	26
Insurance	39	2	14
Audit fees	13	18	18

Gross Expenses	1,895	434	1,204
Expense subsidy (Note 3)	(782)	(56)	(78)

Net Expenses	1,113	378	1,126

Net Investment Income	162	547	5,331

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(6)	(241)	2,547
Foreign currency transactions		439	2,957
Futures contracts			(1,133)
Swap contracts		(15)
Change in net unrealized appreciation (depreciation) from:
Affiliated investments
Investments		482	(2,268)
Translation of assets and liabilities in foreign currencies		58	421
Futures contracts			342
Option contracts
Swap contracts		9

Net Realized and Unrealized Gains (Losses)	(6)	732	2,866

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$156	$1,279	$8,197

(1)	Amount is less than $1,000.

See notes to financial statements.

Payden Mutual Funds

Payden				Payden	Payden	Payden
U.S.	Payden	Payden	Payden	High	Tax Exempt	California
Government	GNMA	Core Bond	Corporate	Income	Bond	Municipal
Fund	Fund	Fund	Bond Fund	Fund	Fund	Income Fund

$1,278	$9,391	$11,558	$1,164	$31,619	$348	$833

	4	1		3
1		5		75

1,279	9,395	11,564	1,164	31,697	348	833

141	834	745	73	1,289	35	72
75	463	399	31	552	17	34
24	564	54	39	355	2	2
		26
11	45	31	5	30	2	2
21	55	41	9	81	8	9
22	27	43	5	29	10
4	23	18	3	61	1	2
9	34	23	3	36	1	2
3	18	14	1	11	1	1
2	5	7		5	1	2
4	8	11	7	13	4	4
8	43	36	4	44	2	4
3	23	18	1	20	1	2
13	20	19	25	14	14	14

340	2,162	1,485	206	2,540	99	150
(38)	(618)	51	(70)		(38)	(26)

302	1,544	1,536	136	2,540	61	124

977	7,851	10,028	1,028	29,157	287	709

549	9,527	9,403	1,010	1,523	46	369
		613		(9)
(193)	599	(298)

(379)	410	(4,059)	(232)	26,239	105	233
		424		6
74	(527)
	(37)

51	9,972	6,083	778	27,759	151	602

$1,028	$17,823	$16,111	$1,806	$56,916	$438	$1,311

See notes to financial statements.

Semi-Annual Report

Statements of Operations continued

Period ended April 30, 2010
Dollars in 000s

		Payden
	Payden	Global	Payden
	Global	Fixed	Emerging
	Short Bond	Income	Markets
	Fund	Fund	Bond Fund

INVESTMENT INCOME:
Interest income (Note 2)	$1,044	$1,945	$10,519
Dividend income
Dividend income from affiliated investment (Note 2)		196	2
Income from securities lending	1		2
Foreign tax withholdings

Investment Income	1,045	2,141	10,523

EXPENSES:
Investment advisory fees (Note 3)	94	145	649
Administration fees (Note 3)	47	72	216
Shareholder servicing fees	25	70	306
Distribution fees (Note 3)
Custodian fees	13	29	58
Transfer agent fees	11	15	29
Registration and filing fees		6	21
Trustee fees and expenses	2	3	16
Printing and mailing costs	2	3	19
Legal fees	2	3	5
Publication expense	2	2	3
Pricing fees	8	12	4
Fund accounting fees	4	15	18
Insurance	2	4	4
Audit fees	8	11	18

Gross Expenses	220	390	1,366
Expense subsidy (Note 3)	(2)	(52)	(195)

Net Expenses	218	338	1,171

Net Investment Income	827	1,803	9,352

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	229	1,487	3,832
Foreign currency transactions	628	4,036	780
Futures contracts	(113)	(290)	351
Swap contracts			142
Change in net unrealized appreciation (depreciation) from:
Affiliated investments		222
Investments	(72)	(4,130)	9,072
Translation of assets and liabilities in foreign currencies	220	628	889
Futures contracts	28	(37)	75
Option contracts
Swap contracts			(85)

Net Realized and Unrealized Gains (Losses)	920	1,916	15,056

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,747	$3,719	$24,408

(1)	Amount is less than $1,000.

See notes to financial statements.

Payden Mutual Funds

	Payden
Payden	U.S.	Payden	Metzler/Payden
Value	Growth	Global	European
Leaders	Leaders	Equity	Emerging
Fund	Fund	Fund	Markets Fund

		$16	$619
$340	$372	31

	20	2
	(2)		(108)

340	390	49	511

73	184	70	791
22	46	11	158
4	11	10	227

(1)	5	15	265
9	11	7	89
(2)	(1)	10	11
1	3	1	16
1	2	1	(4)
1	2		16
2	2		2
		2	6
2	5	2	19
1	2		7
13	13	17	17

126	285	146	1,620
(10)	21	(36)	(75)

116	306	110	1,545

224	84	(61)	(1,034)

206	9,890	362	22,027
		448	(609)
	(157)	699

3,522	(1,755)	(473)	10,712
		(24)	4
		259

3,728	7,978	1,271	32,134

$3,952	$8,062	$1,210	$31,100

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets

Six months ended April 30, 2010 and for the period ended October 31, 2009
Numbers in 000s

	Payden Cash Reserves		Payden Limited
	Money Market Fund		Maturity Fund
	2010	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$162	$6,830	$547	$1,392
Net realized gains (losses) on investments	(6)	100	183	(2,166)
Change in net unrealized appreciation/(depreciation)			549	2,580
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	156	6,930	1,279	1,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class
Investor Class	(162)	(6,830)	(631)	(1,397)
Net realized gains from investments:
Adviser Class
Investor Class
Return of capital

Change in Net Assets from Distributions to Shareholders	(162)	(6,830)	(631)	(1,397)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class
Investor Class	11,599,382	34,812,523	103,824	99,625
Reinvestment of distributions:
Adviser Class
Investor Class	75	3,750	615	1,380
Cost of fund shares redeemed:
Adviser Class
Investor Class	(11,939,493)	(34,786,583)	(44,965)	(82,024)
Proceeds from redemption fees (Note 3)
Investor Class

Change in Net Assets from Capital Transactions	(340,036)	29,690	59,474	18,981

Total Change in Net Assets	(340,042)	29,790	60,122	19,390

NET ASSETS:
Beginning of period	1,087,956	1,058,166	112,470	93,080

End of period	$747,914	$1,087,956	$172,592	$112,470

Accumulated net investment income/(loss)	$(53)	$(53)	$(62)	$22

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period

Shares sold
Shares issued in reinvestment of distributions
Shares redeemed

Change in shares outstanding

Outstanding shares at end of period

Investor Class
Outstanding shares at beginning of period	1,087,953	1,058,263	12,004	10,048

Shares sold	11,599,382	34,812,523	11,064	10,769
Shares issued in reinvestment of distributions	75	3,750	65	150
Shares redeemed	(11,939,493)	(34,786,583)	(4,790)	(8,963)

Change in shares outstanding	(340,036)	29,690	6,339	1,956

Outstanding shares at end of period	747,917	1,087,953	18,343	12,004

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)			99,009	71,452
Sale of investments (excluding government)			21,674	39,168
Purchase of government securities			14,278	25,723
Sale of government securities			9,364	27,943

(1)	Fund commenced operations on March 12, 2009.
(2)	The fund changed to a multiple class fund on November 2, 2009. The existing shares were redesignated as Institutional Class and the fund commenced offering Adviser Class
(3)	Amount is less than $1,000.

See notes to financial statements.

Payden Mutual Funds

Payden		Payden		Payden		Payden
Short Bond Fund		U.S. Government Fund		GNMA Fund		Core Bond Fund
2010	2009	2010(2)	2009	2010(2)	2009	2010(2)	2009

$5,331	$12,280	$977	$2,012	$7,851	$16,993	$10,028	$20,285
4,371	(634)	356	1,515	10,126	14,657	9,718	(3,594)
(1,505)	15,485	(305)		(154)		(3,635)
			1,105		18,146		58,731

8,197	27,131	1,028	4,632	17,823	49,796	16,111	75,422

		0 (1)		0 (3)		(467)
(5,778)	(13,459)	(1,115)	(2,228)	(16,099)	(25,246)	(10,896)	(21,965)

(1,523)		(1,186)	(434)

(7,301)	(13,459)	(2,301)	(2,662)	(16,102)	(25,246)	(11,363)	(21,965)

		35		407		60,380
185,656	193,372	14,704	68,186	215,524	631,238	45,455	118,973

		0 (1)		3		468
6,458	12,507	2,287	2,651	14,642	24,404	10,856	21,847

		0 (1)		(25)		(28,629)
(70,759)	(204,337)	(22,157)	(33,841)	(254,410)	(295,779)	(38,339)	(73,522)

121,355	1,542	(5,131)	36,996	(23,859)	359,863	50,191	67,298

122,251	15,214	(6,404)	38,966	(22,138)	384,413	54,939	120,755

358,387	343,173	102,556	63,590	617,024	232,611	509,784	389,029

$480,638	$358,387	$96,152	$102,556	$594,886	$617,024	$564,723	$509,784

$2,471	$2,918	$(139)	$(1)	$(8,287)	$(36)	$(832)	$503

		—		—		—

		3		40		5,852
		0 (3)				46
		0 (3)		(3)		(2,787)

		3		37		3,111

		3		37		3,111

35,438	35,250	9,177	5,845	59,932	24,168	49,455	42,645

18,410	19,590	1,327	6,140	20,927	62,513	4,408	12,136
640	1,263	207	238	1,423	2,400	1,055	2,215
(7,008)	(20,665)	(2,005)	(3,046)	(24,768)	(29,149)	(3,717)	(7,541)

12,042	188	(471)	3,332	(2,418)	35,764	1,746	6,810

47,480	35,438	8,706	9,177	57,514	59,932	51,201	49,455

194,876	292,705	8,025		6,152		142,834	127,857
70,465	160,476	3,870		1,002		135,937	86,304
20,360	137,162	36,135	128,855	225,298	687,533	158,256	298,470
49,540	204,240	39,774	82,599	130,411	212,979	138,183	273,750

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2010 and for the period ended October 31, 2009
Numbers in 000s

	Payden Corporate		High Income Fund
	Bond Fund		Payden
	2010	2009(1)	2010(2)	2009

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$1,028	$915	$29,157	$34,099
Net realized gains (losses) on investments	1,010	334	1,514	(8,100)
Change in net unrealized appreciation/(depreciation)	(232)		26,245
Reimbursement from affiliate for investment transactions		2,995		88,006

Change in Net Assets Resulting from Operations	1,806	4,244	56,916	114,005

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class			(1)
Investor Class	(1,029)	(891)	(27,018)	(34,567)
Net realized gains from investments:
Adviser Class
Investor Class	(335)
Return of capital				(2,868)

Change in Net Assets from Distributions to Shareholders	(1,364)	(891)	(27,019)	(37,435)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class			39
Investor Class	7,219	42,367	212,110	533,769
Reinvestment of distributions:
Adviser Class			1
Investor Class	1,344	875	15,066	25,192
Cost of fund shares redeemed:
Adviser Class
Investor Class	(8,227)	(4,363)	(97,579)	(139,720)
Proceeds from redemption fees (Note 3)
Investor Class			2	22

Change in Net Assets from Capital Transactions	336	38,879	129,639	419,263

Total Change in Net Assets	778	42,232	159,536	495,833

NET ASSETS:
Beginning of period	42,232	—	675,842	180,009

End of period	$43,010	$42,232	$835,378	$675,842

Accumulated net investment income/(loss)	$23	$24	$2,138	$—

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period			—

Shares sold			6
Shares issued in reinvestment of distributions
Shares redeemed

Change in shares outstanding			6

Outstanding shares at end of period			6

Investor Class
Outstanding shares at beginning of period	3,758		98,927	30,734

Shares sold	644	4,076	30,357	86,324
Shares issued in reinvestment of distributions	120	81	2,162	4,039
Shares redeemed	(729)	(399)	(14,039)	(22,170)

Change in shares outstanding	35	3,758	18,480	68,193

Outstanding shares at end of period	3,793	3,758	117,407	98,927

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	17,360	44,165	196,977	571,859
Sale of investments (excluding government)	16,934	6,571	53,018	152,303
Purchase of government securities	2,439	14,747		39,963
Sale of government securities	2,893	14,152		30,095

(1)	Fund commenced operations on March 12, 2009.
(2)	The fund changed to a multiple class fund on November 2, 2009. The existing shares were redesignated as Institutional Class and the fund commenced offering Adviser Class
(3)	Amount is less than $1,000.

See notes to financial statements.

Payden Mutual Funds

Payden Tax Exempt		Payden California Municipal		Payden Global Short		Payden Global Fixed
Bond Fund		Income Fund		Bond Fund		Income Fund
2010	2009	2010	2009	2010	2009	2010	2009

$287	$521	$709	$1,492	$827	$1,878	$1,803	$3,206
46	47	369	361	744	(3,052)	5,233	(3,770)
105	707	233	2,096	176	5,603	(3,317)	11,576

438	1,275	1,311	3,949	1,747	4,429	3,719	11,012

(287)	(521)	(709)	(1,492)	(730)		(2,688)	(3,997)

		(243)					(630)
					(1,876)

(287)	(521)	(952)	(1,492)	(730)	(1,876)	(2,688)	(4,627)

9,375	12,161	7,532	21,012	9,932	16,475	14,636	33,605

280	513	888	1,414	715	1,799	2,619	4,386

(7,584)	(4,764)	(9,161)	(25,642)	(6,612)	(29,864)	(31,342)	(33,048)

2,071	7,910	(741)	(3,216)	4,035	(11,590)	(14,087)	4,943

2,222	8,664	(382)	(759)	5,052	(9,037)	(13,056)	11,328

21,895	13,231	44,256	45,015	59,915	68,952	102,003	90,675

$24,117	$21,895	$43,874	$44,256	$64,967	$59,915	$88,947	$102,003

$28	$28	$—	$—	$97	$—	$117	$1,002

2,181	1,386	4,380	4,698	6,056	7,351	11,615	11,045

926	1,228	741	2,122	998	1,698	1,661	3,926
27	52	88	142	72	189	298	512
(749)	(485)	(904)	(2,582)	(664)	(3,182)	(3,579)	(3,868)

204	795	(75)	(318)	406	(1,295)	(1,620)	570

2,385	2,181	4,305	4,380	6,462	6,056	9,995	11,615

4,604	10,562	8,767	15,477	26,075	37,020	45,934	123,735
4,261	3,646	11,556	16,278	13,445	34,492	54,150	117,217
				1,756	12,903	12,410	34,993
				7,204	21,274	14,980	40,088

See notes to financial statements.

Semi-Annual Report

Statements of Changes in Net Assets continued

Six months ended April 30, 2010 and for the period ended October 31, 2009
Numbers in 000s

			Payden Value
	Payden Emerging Markets Bond Fund		Leaders Fund
	2010(2)	2009	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income (loss)	$9,352	$7,727	$224	$667
Net realized gains (losses) on investments	5,105	617	206	(8,473)
Change in net unrealized appreciation/(depreciation)	9,951	29,439	3,522	8,693
Reimbursement from affiliate for investment transactions

Change in Net Assets Resulting from Operations	24,408	37,783	3,952	887

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	(8)
Investor Class	(8,690)	(7,041)	(234)	(878)
Net realized gains from investments:
Adviser Class
Investor Class
Return of capital

Change in Net Assets from Distributions to Shareholders	(8,698)	(7,041)	(234)	(878)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	1,118
Investor Class	97,707	160,064	1,308	9,000
Reinvestment of distributions:
Adviser Class	8
Investor Class	8,611	6,892	231	855
Cost of fund shares redeemed:
Adviser Class	(3)
Investor Class	(37,366)	(29,415)	(4,572)	(17,723)
Proceeds from redemption fees (Note 3)
Investor Class	26	11	0 (3)	2

Change in Net Assets from Capital Transactions	70,101	137,552	(3,033)	(7,866)

Total Change in Net Assets	85,811	168,294	685	(7,857)

NET ASSETS:
Beginning of period	241,499	73,205	28,363	36,220

End of period	$327,310	$241,499	$29,048	$28,363

Accumulated net investment income/(loss)	$736	$82	$158	$168

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class
Outstanding shares at beginning of period	—

Shares sold	79
Shares issued in reinvestment of distributions	1
Shares redeemed

Change in shares outstanding	80

Outstanding shares at end of period	80

Investor Class
Outstanding shares at beginning of period	18,241	7,389	3,473	4,611

Shares sold	7,216	12,780	148	1,267
Shares issued in reinvestment of distributions	632	567	26	119
Shares redeemed	(2,764)	(2,495)	(516)	(2,524)

Change in shares outstanding	5,084	10,852	(342)	(1,138)

Outstanding shares at end of period	23,325	18,241	3,131	3,473

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	129,688	252,948	6,648	18,168
Sale of investments (excluding government)	62,962	112,311	9,512	26,613
Purchase of government securities
Sale of government securities

(1)	Fund commenced operations on March 12, 2009.
(2)	The fund changed to a multiple class fund on November 2, 2009. The existing shares were redesignated as Institutional Class and the fund commenced offering Adviser Class
(3)	Amount is less than $1,000.

See notes to financial statements.

Payden Mutual Funds

Payden U.S. Growth		Payden Global		Metzler/Payden European
Leaders Fund		Equity Fund		Emerging Markets Fund
2010	2009	2010	2009	2010	2009

$84	$416	$(61)	$(18)	$(1,034)	$247
9,733	(2,805)	1,509	(986)	21,418	(128,167)
(1,755)	5,970	(238)	1,624	10,716	192,254

8,062	3,581	1,210	620	31,100	64,334

(116)	(306)	(38)	(30)

			(2)		(407)

(116)	(306)	(38)	(32)		(407)

2,301	20,540	6,667	4,990	33,760	42,508

116	303	38	32		392

					—
(21,309)	(43,437)	(2,658)	(4,338)	(46,242)	(72,993)

0 (3)	4	0 (3)	1	57	22

(18,892)	(22,590)	4,047	685	(12,425)	(30,071)

(10,946)	(19,315)	5,219	1,273	18,675	33,856

66,509	85,824	10,853	9,580	200,981	167,125

$55,563	$66,509	$16,072	$10,853	$219,656	$200,981

$78	$110	$(99)	$—	$(1,444)	$(410)

9,775	13,940	1,658	1,710	8,329	11,147

311	3,393	941	814	1,261	2,295
15	48	5	6		23
(2,858)	(7,606)	(387)	(872)	(1,768)	(5,136)

(2,532)	(4,165)	559	(52)	(507)	(2,818)

7,243	9,775	2,217	1,658	7,822	8,329

72,129	126,649	13,754	10,411	159,773	179,471
90,731	143,147	7,321	6,475	149,115	232,744

See notes to financial statements.

Semi-Annual Report

Notes to Financial Statements

April 30, 2010

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes sixteen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

The Metzler/Payden Investment Group (the “MP Group”) is an open-end registered investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Act, as amended. Its Fund (a “Fund,” or the “MP Fund”) is a single series of the MP Group. The MP Group commenced operations on December 30, 2002. The Fund is able to issue unlimited shares at $0.001 par value, and has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of

Payden Mutual Funds

the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

The Payden Limited Maturity, Short Bond, Core Bond, High Income, Global Short Bond, Global Fixed Income, Emerging Markets Bond, U.S. Growth Leaders, Global Equity, and the MP Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these

Semi-Annual Report

Notes to Financial Statements continued

contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Payden Mutual Funds

The Payden Limited Maturity, and Emerging Markets Bond Funds have entered into one or more of the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
3M TELBOR	5.55%	CSFB
2.83%	3M TELBOR	CSFB

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Derivatives and Hedging

The following tables show the Funds’ exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations.

Each Fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related contingent features in derivative agreements.

Statement of Assets and Liabilities
Fair Values of Derivative Instruments as of April 30, 2010
(Amounts in thousands)

	Derivative		Derivative
	Assets ($)		Liabilities ($)

Payden Limited Maturity
Interest rate risk(1)	—	Interest rate risk(5)	(43)
Foreign currency risk(2)	29	Foreign currency risk(3)	—

Total	29		(43)
Payden Short Bond
Interest rate risk(1)	—	Interest rate risk(1)	(359)
Foreign currency risk(2)	154	Foreign currency risk(3)	—

Total	154		(359)
Payden U.S. Government
Interest rate risk(1)	—	Interest rate risk(1)	(41)

Payden GNMA Fund
Interest rate risk	—	Interest rate risk(1)	(527)

Payden Core Bond
Foreign currency risk(2)	546	Foreign currency risk(3)	(240)

Payden Global Short Bond
Interest rate risk(1)	—	Interest rate risk(1)	(48)
Foreign currency risk(2)	67	Foreign currency risk(3)	(15)

Total	67		(63)
Payden Global Fixed Income
Interest rate risk(1)	20	Interest rate risk(1)	(169)
Foreign currency risk(2)	385	Foreign currency risk(3)	(150)

Total	405		(319)
Payden Emerging Markets Bond
Interest rate risk(1,4)	903	Interest rate risk(1,5)	(861)
Foreign currency risk(2)	1,210	Foreign currency risk(3)	(158)

Total	2,113		(1,019)
Payden Global Equity
Equity risk(1)	171	Equity risk(1)	(59)
Foreign currency risk(2)	30	Foreign currency risk(3)	(23)

Total	201		(82)
Metzler/Payden European Emerging Markets
Foreign currency risk(2)	—	Foreign currency risk(3)	(6)

Statement of Assets and Liabilities location:

(1)	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
(2)	Receivable for forward currency contracts.
(3)	Payable for forward currency contracts.
(4)	Receivable for swap contracts.
(5)	Payable for swap contracts.

Semi-Annual Report

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended April 30, 2010
(Amounts in thousands)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($)
		Forward
		Currency
Underlying risk	Futures(6)	Contracts(7)	Swaps(8)	Total

Payden Limited Maturity
Interest rate	—	—	(15)	(15)
Foreign exchange	—	389	—	389

Total	—	389	(15)	374
Payden Short Bond
Interest rate	(1,133)	—	—	(1,133)
Foreign exchange	—	2,840	—	2,840

Total	(1,133)	2,840	—	1,707
Payden U.S. Government
Interest rate	(193)	—	—	(193)

Payden GNMA
Interest rate	599	—	—	599

Payden Core Bond
Interest rate	(298)	—	—	(298)
Foreign exchange	—	654	—	654

Total	(298)	654	—	356
Payden High Income
Foreign exchange	—	6	—	6

Payden Global Short Bond
Interest rate	(113)	—	—	(113)
Foreign exchange	—	615	—	615

Total	(113)	615	—	502
Payden Global Fixed Income
Interest rate	(290)	—	—	(290)
Foreign exchange	—	4,036	—	4,036

Total	(290)	4,036	—	3,746
Payden Emerging Markets Bond
Interest rate	351	—	142	493
Foreign exchange	—	834	—	834

Total	351	834	142	1,327
Payden U.S. Growth Leaders
Equity	(157)	—	—	(157)

Payden Global Equity
Foreign exchange	—	400	—	400
Equity	699	—	—	699

Total	699	400	—	1,099
Metzler/Payden European Emerging Markets
Foreign exchange	—	(663)	—	(663)

(6)	Net realized gains (losses) from futures contracts.
(7)	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
(8)	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations
For the Period Ended April 30, 2010
(Amounts in thousands)

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income ($)
		Forward
		Currency
Underlying risk	Futures(9)	Contracts(10)	Swaps(11)	Total

Payden Limited Maturity
Interest rate	—	—	9	9
Foreign exchange	—	59	—	59

Total	—	59	9	68
Payden Short Bond
Interest rate	342	—	—	342
Foreign exchange	—	449	—	449

Total	342	449	—	791
Payden U.S. Government
Interest rate	74	—	—	74

Payden GNMA
Interest rate	(527)	—	—	(527)

Payden Core Bond
Foreign exchange	—	426	—	426

Payden High Income
Foreign exchange	—	6	—	6

Payden Global Short Bond
Interest rate	28	—	—	28
Foreign exchange	—	230	—	230

Total	28	230	—	258
Payden Global Fixed Income
Interest rate	(37)	—	—	(37)
Foreign exchange	—	683	—	683

Total	(37)	683	—	646
Payden Emerging Markets Bond
Interest rate	75	—	(85)	(10)
Foreign exchange	—	882	—	882

Total	75	882	(85)	872
Payden Global Equity
Foreign exchange	—	(18)	—	(18)
Equity	259	—	—	259

Total	259	(18)	—	241
Metzler/Payden European Emerging Markets
Foreign exchange	—	217	—	217

(9)	Change in net unrealized appreciation (depreciation) from futures contracts.
(10)	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
(11)	Change in net unrealized appreciation (depreciation) from swap contracts.

Payden Mutual Funds

During the period ended April 30, 2010 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign		Interest
	currency	Credit	rate	Equity

Payden Limited Maturity	4%	0%	1%	0%
Payden Short Bond	7%	0%	16%	0%
Payden Global Short Bond	13%	0%	9%	0%
Payden Core Bond	1%	0%	1%	0%
Payden Global Fixed Income	54%	0%	12%	0%
Payden Emerging Markets Bond	2%	0%	34%	0%
Payden Global Equity	10%	0%	0%	47%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) Value Leaders, U.S. Growth Leaders, Global Equity and MP Fund, which are declared and paid semi-annually, and (ii) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Tax Exempt Bond and California Municipal Income Funds, which are declared and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Funds tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2010, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Semi-Annual Report

Notes to Financial Statements continued

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

	Value				Value
Fund	October 31, 2009	Purchases	Sales	Dividends	April 30, 2010

Investments in Cash Reserves Money Market Fund
Limited Maturity	$3,554,599	$470,977,484	$473,502,710	$805	$1,029,373
Short Bond	25,831,217	885,247,788	896,018,173	1,275	15,060,832
U.S. Government	18,271,554	216,626,077	232,338,799	261	2,558,832
GNMA	14,744,627	2,279,730,211	2,294,474,837	4,312	1
Core Bond	25,448,663	953,418,228	962,704,926	1,250	16,161,965
Corporate Bond	1,602,247	66,146,917	66,861,820	88	887,344
High Income	110,531,947	1,989,738,923	2,069,737,134	2,919	30,533,736
Global Short Bond	5,641,293	187,263,445	188,722,415	273	4,182,323
Global Fixed Income	2,863,859	256,663,473	257,153,158	288	2,374,174
Emerging Markets Bond	27,841,520	926,151,621	941,801,462	1,539	12,191,679
Value Leaders	675,120	45,511,302	45,410,937	71	775,485
U.S Growth Leaders	3,333,955	105,711,239	106,029,152	156	3,016,042
Global Equity	3,512,433	278,952,247	275,113,861	362	7,350,819
Investments in High Income Fund
Global Fixed Income	$5,129,356	$593,000	$—	$195,402	$5,944,043

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate, and are disclosed in the statements of operations.

Redemption Fee

The High Income, Emerging Markets Bond, Value Leaders, U.S. Growth Leaders, Global Equity and the MP Fund employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than thirty days.

The fees for the period are added to paid in capital and are disclosed in the statements of changes in net assets.

Other

Shared expenses incurred by the Funds are allocated on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.	Related Party Transactions

Payden & Rygel and Metzler/Payden (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

Payden Mutual Funds

	Adviser Fees Based on Assets
	Between	Between	Between			Current
	0—500	0.5—1	1—2	Over 2	Expense	Voluntary	Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	FY 2008	FY 2009	FY 2010

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	$1,339,909	$1,519,737	$1,683,913
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%	220,038	171,136	270,551
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	199,852	216,561	248,290
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	60,843	40,623	132,915
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	199,804	646,579	684,737
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	—	—	54,061
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	—	57,738	70,148
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	—	—	—
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%	74,404	67,323	114,280
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	52,105	56,974	94,677
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	78,581	61,380	58,332
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	102,812	79,648	60,764
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%	—	—	195,305
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	60,085	75,102	26,351
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a	6,457	11,545	—
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a	70,966	77,606	35,700
European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a	—	31,355	75,027

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2011 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the statement of assets and liabilities, but will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Paydenfunds and MP Fund, Payden & Rygel Distributors is not entitled to receive any fees from the Funds except as follows.

Effective November 2, 2009 the Payden U.S. Government, GNMA, Core Bond, High Income and Emerging Markets Bond Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Advisor class at an annualized rate of 0.25%.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Semi-Annual Report

Notes to Financial Statements continued

Indemnifications

Under the P&R Group and MP Group’s organizations documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Fund’s expect this risk of loss to be remote.

4.  Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

Table 1 is a summary of the inputs used as of April 30, 2010 in valuing each Fund’s investments and other financial instruments:

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. This ASU will new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management is currently evaluating the impact the adoption may have on the Fund’s financial statement disclosures.

Table 1.

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Cash Reserves Money Market
Government	$—	$—	$77,051	$—	$—	$—	$77,051
Mortgage Backed	—	—	36,406	—	—	—	36,406
Repurchase Agreement	—	—	205,000	—	—	—	205,000
U.S. Governnment Agency	—	—	417,243	—	—	—	417,243
Investment Company	—	—	11,843	—	—	—	11,843
Payden Limited Maturity
Asset Backed	—	—	7,799	—	—	—	7,799
Commercial Paper	—	—	4,170	—	—	—	4,170
Corporate	—	—	94,188	—	—	—	94,188
Government	—	—	32,211	—	—	—	32,211
Mortgage Backed	—	—	19,015	—	—	—	19,015
Municipal	—	—	5,831	—	—	—	5,831
U.S. Governnment Agency	—	—	7,800	—	—	—	7,800
Investment Company	—	—	1,029	—	—	—	1,029

Payden Mutual Funds

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Short Bond Asset Backed	$—	$—	$29,959	$—	$—	$—	$29,959
Commercial Paper	—	—	9,250	—	—	—	9,250
Corporate	—	—	276,746	—	—	—	276,746
Government	—	—	101,993	—	—	—	101,993
Mortgage Backed	—	—	33,095	—	—	—	33,095
Municipal	—	—	7,289	—	—	—	7,289
U.S. Governnment Agency	—	—	8,009	—	—	—	8,009
Investment Company	—	—	15,061	—	—	—	15,061
Payden U.S. Government
Government	—	—	25,301	—	—	—	25,301
Mortgage Backed	—	—	20,049	—	—	—	20,049
U.S. Governnment Agency	—	—	47,609	—	—	—	47,609
Investment Company	—	—	2,559	—	—	—	2,559
Payden GNMA
Government	—	—	12,933	—	—	—	12,933
Mortgage Backed	—	—	844,782	—	—	—	844,782
U.S. Governnment Agency	—	—	1,999	—	—	—	1,999
Payden Core Bond
Asset Backed	—	—	3,801	—	—	—	3,801
Corporate	—	—	256,493	—	—	—	256,493
Government	—	—	157,439	—	—	—	157,439
Mortgage Backed	—	—	150,855	—	—	—	150,855
Municipal	—	—	1,652	—	—	—	1,652
U.S. Governnment Agency	—	—	26,650	—	—	—	26,650
Investment Company	—	—	16,162	—	—	—	16,162
Payden Corporate Bond
Corporate	—	—	42,093	—	—	—	42,093
Government	—	—	149	—	—	—	149
Investment Company	—	—	887	—	—	—	887
Payden High Income
Corporate	—	—	821,212	—	—	—	821,212
U.S. Governnment Agency	—	—	4,996	—	—	—	4,996
Investment Company	—	—	30,534	—	—	—	30,534
Payden Tax Exempt Bond
Municipal	—	—	23,424	—	—	—	23,424
Investment Company	—	—	428	—	—	—	428
Payden California Municipal Income
Municipal	—	—	42,864	—	—	—	42,864
Investment Company	—	—	516	—	—	—	516
Payden Global Short Bond
Asset Backed	—	—	3,176	—	—	—	3,176
Corporate	—	—	40,225	—	—	—	40,225
Government	—	—	11,168	—	—	—	11,168
Mortgage Backed	—	—	5,499	—	—	—	5,499
Municipal	—	—	418	—	—	—	418
Investment Company	—	—	4,182	—	—	—	4,182

Semi-Annual Report

Notes to Financial Statements continued

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Global Fixed Income Corporate	$—	$—	$34,040	$—	$—	$—	$34,040
Government	—	—	43,164	—	—	—	43,164
Mortgage Backed	—	—	2,787	—	—	—	2,787
Investment Company	—	—	8,318	—	—	—	8,318
Payden Emerging Markets Bond
Corporate	—	—	85,045	—	—	—	85,045
Government	—	—	223,668	—	—	—	223,668
U.S. Governnment Agency	—	—	17,985	—	—	—	17,985
Investment Company	—	—	12,192	—	—	—	12,192
Payden Value Leaders
Common Stock	25,582	—	—	—	—	—	25,582
Exchange Traded Funds	2,970	—	—	—	—	—	2,970
Investment Company	—	—	776	—	—	—	776
Payden U.S. Growth Leaders
Common Stock	53,425	—	—	—	—	—	53,425
Exchange Traded Funds	1,404	—	—	—	—	—	1,404
Investment Company	—	—	3,016	—	—	—	3,016
Payden Global Equity
Exchange Traded Funds	7,845	—	—	—	—	—	7,845
Government	—	—	5,842	—	—	—	5,842
Investment Company	—	—	7,351	—	—	—	7,351
Metzler/Payden European Emerging Markets
Common Stock	220,460	—	941	—	—	—	221,401

Table 1a.

	Other Financial Instruments
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Limited Maturity
Foreign exchange	$—	$—	$29	$—	$—	$—	$29
Swaps	—	—	—	(43)	—	—	(43)
Payden Short Bond
Foreign exchange	—	—	154	—	—	—	154
Futures	—	(359)	—	—	—	—	(359)
Payden U.S. Government
Futures	—	(41)	—	—	—	—	(41)
Payden GNMA
Futures	—	(527)	—	—	—	—	(527)
Payden Core Bond
Foreign exchange	—	—	546	(240)	—	—	306
Payden Global Short Bond
Foreign exchange	—	—	67	(15)	—	—	52
Futures	—	(48)	—	—	—	—	(48)

Payden Mutual Funds

	Other Financial Instruments
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Global Fixed Income
Foreign exchange	$—	$—	$385	$(150)	$—	$—	$235
Futures	20	(169)	—	—	—	—	(149)
Payden Emerging Markets Bond
Foreign exchange	—	—	1,210	(158)	—	—	1,052
Futures	528	(384)	—	—	—	—	144
Swaps	—	—	375	(477)	—	—	(102)
Payden Global Equity
Foreign exchange	—	—	30	(23)	—	—	7
Futures	171	(59)	—	—	—	—	112
Metzler/Payden European Emerging Markets
Foreign exchange	—	—	—	(6)	—	—	(6)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Table 1b.

The ASU requires the disclosure of signicant transfers in and out of Level 1 and Level 2 fair value measurements and the reasons for the transfers.

Investments in
Securities
Metzler/Payden European Emerging Markets	(000’s)

Balance as of 10/31/2009	$—
Transfers into Level 2 from Level 1*	187,699
Transfers out of Level 2 into Level 1**	(187,699)
Balance as of 04/30/2010	—

*	Under policies established by the Fund’s Board of Directors at various times during the reporting period fair value methods were applied to securities whose valuation could not be provided by a securities exchange.
**	Under policies established by the Fund’s Board of Directors securities exchange based prices were applied once available.

5.	Pending Litigation

In December 2007, the Payden High Income Fund and Payden Opportunity Bond Fund (collectively, the “Funds”) were served in a suit brought by the Adelphia Recovery Trust alleging wrong-doing by various defendants in connection with syndicated loans made to the Adelphia Communications Corporation and its affiliates. The defendants included, among others, the Syndicate Lenders, which were the banks who made the original loans, as well as the Assignees, which were entities, including the Funds, that purchased portions of the Adelphia bank debt after the original issue date pursuant to assignment agreements. The Assignees moved to dismiss the complaint in its entirety, which the Federal District Court granted, and on December 8, 2008, a judgment to that effect was entered. The Adelphia Recovery Trust appealed the decision, and on May 26, 2010, the Second Circuit Court of Appeals issued a summary order affirming the District Court’s dismissal of the complaint in full. The opinion was unanimous. The Adelphia Recovery Trust may still appeal the decision.

6.	Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no other events have occurred that require disclosure.

Semi-Annual Report

Financial Highlights

For the share outstanding for the period ended April 30, 2010 and October 31st

	Payden Cash Reserves Money Market Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Income (loss) from investment activities:
Net investment income	0.00		0.01	0.03	0.05	0.05
Net realized and unrealized gains (losses)	0.00		0.00 (3)	0.00 (3)

Total from investment activities	0.00		0.01	0.03	0.05	0.05

Distributions to shareholders:
From net investment income	0.00	(3)	(0.01)	(0.03)	(0.05)	(0.05)
From net realized gains

Total distributions to shareholders	0.00	(3)	(0.01)	(0.03)	(0.05)	(0.05)

Net asset value — end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return	0.02	%(1)	0.63%	2.76%	5.16%	4.64%

Ratios/supplemental data:
Net assets, end of period (000s)	$747,914		$1,087,956	$1,058,166	$606,397	$607,429
Ratio of gross expense to average net assets	0.37	%(2)	0.43%	0.37%	0.36%	0.35%
Ratio of net expense to average net assets	0.22	%(2)	0.29%	0.24%	0.20%	0.20%
Ratio of investment income less gross expenses to average net assets	(0.12	%)(2)	0.49%	2.40%	4.88%	4.48%
Ratio of net investment income to average net assets	0.03	%(2)	0.63%	2.53%	5.04%	4.63%
Portfolio turnover rate	n/a		n/a	n/a	n/a	n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2010		2009	2008	2007		2006

Net asset value — beginning of period	$9.37		$9.26	$9.66	$9.88		$9.86

Income (loss) from investment activities:
Net investment income	0.03		0.17	0.33	0.49		0.42
Net realized and unrealized gains (losses)	0.05		0.11	(0.41)	(0.22)		0.01

Total from investment activities	0.08		0.28	(0.08)	0.27		0.43

Distributions to shareholders:
From net investment income	(0.04)		(0.17)	(0.31)	(0.49)		(0.40)
From net realized gains
Return of capital				(0.01)	(0.00	)(3)	(0.01)

Total distributions to shareholders	(0.04)		(0.17)	(0.32)	(0.49)		(0.41)

Net asset value — end of period	$9.41		$9.37	$9.26	$9.66		$9.88

Total return	0.84	%(1)	3.13%	(0.85)%	2.76%		4.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$172,592		$112,470	$93,080	$149,482		$164,321
Ratio of gross expense to average net assets	0.57	%(2)	0.73%	0.63%	0.55%		0.51%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.47%	0.41%		0.40%
Ratio of investment income less gross expenses to average net assets	0.65	%(2)	1.65%	3.43%	4.86%		4.05%
Ratio of net investment income to average net assets	0.72	%(2)	1.88%	3.59%	5.00%		4.16%
Portfolio turnover rate	47	%(2)	103%	73%	100%		63%

The Fund commenced operations on May 1, 1994.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden Short Bond Fund
	2010		2009	2008		2007		2006

Net asset value — beginning of period	$10.11		$9.74	$9.95		$9.92		$9.91

Income (loss) from investment activities:
Net investment income	0.11		0.34	0.36		0.45		0.41
Net realized and unrealized gains (losses)	0.08		0.40	(0.21)		0.03		0.01

Total from investment activities	0.19		0.74	0.15		0.48		0.42

Distributions to shareholders:
From net investment income	(0.14)		(0.37)	(0.33)		(0.45)		(0.41)
From net realized gains	(0.04)			(0.00	)(3)
Return of capital				(0.03)		(0.00	)(3)	(0.00	)(3)

Total distributions to shareholders	(0.18)		(0.37)	(0.36)		(0.45)		(0.41)

Net asset value — end of period	$10.12		$10.11	$9.74		$9.95		$9.92

Total return	1.89	%(1)	7.74%	1.52%		4.94%		4.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$480,638		$358,387	$343,173		$340,430		$320,592
Ratio of gross expense to average net assets	0.57	%(2)	0.59%	0.57%		0.52%		0.50%
Ratio of net expense to average net assets	0.53	%(2)	0.53%	0.52%		0.47%		0.45%
Ratio of investment income less gross expenses to average net assets	2.47	%(2)	3.35%	3.55%		4.44%		4.13%
Ratio of net investment income to average net assets	2.51	%(2)	3.41%	3.60%		4.49%		4.18%
Portfolio turnover rate	64	%(2)	107%	116%		110%		91%

The Fund commenced operations on January 1, 1994.

	Payden U.S.
	Government Fund –
	Adviser Class(4)
	2010

Net asset value — beginning of period	$11.17

Income (loss) from investment activities:
Net investment income	0.02
Net realized and unrealized gains (losses)	0.02

Total from investment activities	0.04

Distributions to shareholders:
From net investment income	(0.04)
From net realized gains	(0.13)
Return of capital

Total distributions to shareholders	(0.17)

Net asset value — end of period	$11.04

Total return	0.37	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$35
Ratio of gross expense to average net assets	1.06	%(2)
Ratio of net expense to average net assets	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	0.44	%(2)
Ratio of net investment income to average net assets	0.65	%(2)
Portfolio turnover rate	91	%(2)

The Fund commenced operations on January 1, 1995.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05
(4)	The Adviser Class commenced November 2, 2009.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2010 and October 31st

	Payden U.S. Government Fund
	2010		2009	2008		2007		2006

Net asset value — beginning of period	$11.17		$10.88	$10.56		$10.47		$10.45

Income (loss) from investment activities:
Net investment income	0.10		0.29	0.36		0.45		0.40
Net realized and unrealized gains (losses)	0.02		0.38	0.32		0.09		0.03

Total from investment activities	0.12		0.67	0.68		0.54		0.43

Distributions to shareholders:
From net investment income	(0.12)		(0.31)	(0.36)		(0.45)		(0.41)
From net realized gains	(0.13)		(0.07)	(0.00	)(3)
Return of capital						(0.00	)(3)	(0.00	)(3)

Total distributions to shareholders	(0.25)		(0.38)	(0.36)		(0.45)		(0.41)

Net asset value — end of period	$11.04		$11.17	$10.88		$10.56		$10.47

Total return	1.08	%(1)	6.20%	6.54%		5.29%		4.21%

Ratios/supplemental data:
Net assets, end of period (000s)	$96,117		$102,556	$63,590		$55,844		$41,798
Ratio of gross expense to average net assets	0.68	%(2)	0.65%	0.67%		0.70%		0.65%
Ratio of net expense to average net assets	0.60	%(2)	0.60%	0.58%		0.52%		0.48%
Ratio of investment income less gross expenses to average net assets	1.86	%(2)	2.41%	3.23%		4.13%		3.68%
Ratio of net investment income to average net assets	1.94	%(2)	2.46%	3.32%		4.31%		3.85%
Portfolio turnover rate	91	%(2)	104%	224%		117%		132%

The Fund commenced operations on January 1, 1995.

	Payden GNMA Fund-
	Adviser Class(4)
	2010

Net asset value — beginning of period	$10.29

Income (loss) from investment activities:
Net investment income	0.18
Net realized and unrealized gains (losses)	0.08

Total from investment activities	0.26

Distributions to shareholders:
From net investment income	(0.22)
From net realized gains

Total distributions to shareholders	(0.22)

Net asset value — end of period	$10.33

Total return	2.48	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$386
Ratio of gross expense to average net assets	1.02	%(2)
Ratio of net expense to average net assets	0.75	%(2)
Ratio of investment income less gross expenses to average net assets	2.10	%(2)
Ratio of net investment income to average net assets	2.37	%(2)
Portfolio turnover rate	30	%(2)

The Fund commenced operations on August 27, 1999.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05
(4)	The Adviser Class commenced November 2, 2009.

See notes to financial statements.

Payden Mutual Funds

	Payden GNMA Fund-Investor Class Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$10.30		$9.62	$9.73	$9.75	$9.78

Income (loss) from investment activities:
Net investment income	0.13		0.34	0.42	0.48	0.43
Net realized and unrealized gains (losses)	0.18		0.82	(0.01)	0.00 (1)	0.05

Total from investment activities	0.31		1.16	0.41	0.48	0.48

Distributions to shareholders:
From net investment income	(0.27)		(0.48)	(0.52)	(0.50)	(0.51)
From net realized gains				0.00 (3)

Total distributions to shareholders	(0.27)		(0.48)	(0.52)	(0.50)	(0.51)

Net asset value — end of period	$10.34		$10.30	$9.62	$9.73	$9.75

Total return	3.01	%(1)	12.19%	4.29%	4.94%	5.10%

Ratios/supplemental data:
Net assets, end of period (000s)	$594,500		$617,024	$232,611	$162,851	$141,676
Ratio of gross expense to average net assets	0.70	%(2)	0.62%	0.60%	0.54%	0.54%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.34	%(2)	3.14%	3.96%	4.83%	4.24%
Ratio of net investment income to average net assets	2.54	%(2)	3.26%	4.06%	4.87%	4.28%
Portfolio turnover rate	30	%(2)	32%	22%	40%	11%

The Fund commenced operations on August 27, 1999.

	Payden
	Core
	Bond
	Fund-
	Adviser
	Class(4)
	2010

Net asset value — beginning of period	$10.30

Income (loss) from investment activities:
Net investment income	0.13
Net realized and unrealized gains (losses)	0.12

Total from investment activities	0.25

Distributions to shareholders:
From net investment income	(0.17)
From net realized gains
Return of capital

Total distributions to shareholders	(0.17)

Net asset value — end of period	$10.38

Total return	2.45	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$32,284
Ratio of gross expense to average net assets	0.81	%(2)
Ratio of net expense to average net assets	0.81	%(2)
Ratio of investment income less gross expenses to average net assets	3.48	%(2)
Ratio of net investment income to average net assets	3.48	%(2)
Portfolio turnover rate	105	%(2)

The Fund commenced operations on January 1, 1994.

(1)	Not annualized
(2)	Annualized
(3)	Amount less than $0.05
(4)	The Adviser Class commenced November 2, 2009.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2010 and October 31st

	Payden Core Bond-Investor Class Fund
	2010		2009	2008	2007		2006

Net asset value — beginning of period	$10.31		$9.12	$10.07	$10.23		$10.23

Income (loss) from investment activities:
Net investment income	0.20		0.44	0.46	0.50		0.47
Net realized and unrealized gains (losses)	0.11		1.23	(0.93)	(0.16)		0.01

Total from investment activities	0.31		1.67	(0.47)	0.34		0.48

Distributions to shareholders:
From net investment income	(0.22)		(0.48)	(0.48)	(0.50)		(0.47)
From net realized gains
Return of capital					(0.00	)(3)	(0.01)

Total distributions to shareholders	(0.22)		(0.48)	(0.48)	(0.50)		(0.48)

Net asset value — end of period	$10.40		$10.31	$9.12	$10.07		$10.23

Total return	3.03	%(1)	18.67%	(4.97)%	3.44%		4.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$532,439		$509,784	$389,029	$687,606		$896,569
Ratio of gross expense to average net assets	0.56	%(2)	0.60%	0.55%	0.50%		0.48%
Ratio of net expense to average net assets	0.56	%(2)	0.60%	0.55%	0.46%		0.46%
Ratio of investment income less gross expenses to average net assets	3.78	%(2)	4.51%	4.53%	4.81%		4.49%
Ratio of net investment income to average net assets	3.78	%(2)	4.51%	4.53%	4.85%		4.51%
Portfolio turnover rate	105	%(2)	79%	315%	244%		243%

The Fund commenced operations on January 1, 1994.

	Payden Corporate
	Bond Fund
	2010		2009

Net asset value — beginning of period	$11.24		$10.00

Income (loss) from investment activities:
Net investment income	0.28		0.30
Net realized and unrealized gains (losses)	0.20		1.23

Total from investment activities	0.48		1.53

Distributions to shareholders:
From net investment income	(0.28)		(0.29)
From net realized gains	(0.10)
Return of capital

Total distributions to shareholders	(0.38)		(0.29)

Net asset value — end of period	$11.34		$11.24

Total return	4.29	%(1)	15.43	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$43,010		$42,232
Ratio of gross expense to average net assets	0.98	%(2)	0.95	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	4.59	%(2)	4.44	%(2)
Ratio of net investment income to average net assets	4.92	%(2)	4.74	%(2)
Portfolio turnover rate	95	%(2)	66	%(1)

The Fund commenced operations on March 12, 2009.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

	Payden
	High
	Income
	Fund-Adviser
	Class(4)
	2010

Net asset value — beginning of period	$6.82

Income (loss) from investment activities:
Net investment income	0.18
Net realized and unrealized gains (losses)	0.33

Total from investment activities	0.51

Distributions to shareholders:
From net investment income	(0.21)
From net realized gains
Return of capital

Total distributions to shareholders	(0.21)

Proceeds from redemption fees
Net asset value — end of period	$7.12

Total return	7.52	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$41
Ratio of gross expense to average net assets	0.94	%(2)
Ratio of net expense to average net assets	0.94	%(2)
Ratio of investment income less gross expenses to average net assets	7.47	%(2)
Ratio of net investment income to average net assets	7.47	%(2)
Portfolio turnover rate	15	%(2)

The Fund commenced operations on December 30, 1997.

	Payden High Income Fund-Investor Class
	2010		2009	2008	2007		2006

Net asset value — beginning of period	$6.83		$5.86	$8.08	$8.14		$8.11

Income (loss) from investment activities:
Net investment income	0.27		0.53	0.57	0.58		0.55
Net realized and unrealized gains (losses)	0.26		1.00	(2.19)	(0.04)		0.09

Total from investment activities	0.53		1.53	(1.62)	0.54		0.64

Distributions to shareholders:
From net investment income	(0.25)		(0.52)	(0.57)	(0.60)		(0.54)
From net realized gains
Return of capital			(0.04)	(0.03)	(0.00	)(3)	(0.07)

Total distributions to shareholders	(0.25)		(0.56)	(0.60)	(0.60)		(0.61)

Proceeds from redemption fees			0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)

Net asset value — end of period	$7.11		$6.83	$5.86	$8.08		$8.14

Total return	7.89	%(1)	27.65%	(21.35)%	6.75%		8.19%

Ratios/supplemental data:
Net assets, end of period (000s)	$835,337		$675,842	$180,009	$254,983		$263,119
Ratio of gross expense to average net assets	0.69	%(2)	0.65%	0.72%	0.61%		0.59%
Ratio of net expense to average net assets	0.69	%(2)	0.65%	0.69%	0.61%		0.59%
Ratio of investment income less gross expenses to average net assets	7.91	%(2)	8.08%	7.43%	7.06%		6.77%
Ratio of net investment income to average net assets	7.91	%(2)	8.08%	7.40%	7.06%		6.77%
Portfolio turnover rate	15	%(2)	50%	19%	67%		79%

The Fund commenced operations on December 30, 1997.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005
(4)	The Adviser Class commenced November 2, 2009.

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2010 and October 31st

	Payden Tax Exempt Bond Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$10.04		$9.54	$9.87	$9.95	$9.83

Income (loss) from investment activities:
Net investment income	0.13		0.29	0.34	0.37	0.34
Net realized and unrealized gains (losses)	0.07		0.51	(0.33)	(0.10)	0.13

Total from investment activities	0.20		0.80	0.01	0.27	0.47

Distributions to shareholders:
From net investment income	(0.13)		(0.30)	(0.34)	(0.35)	(0.33)
From net realized gains						(0.02)

Total distributions to shareholders	(0.13)		(0.30)	(0.34)	(0.35)	(0.35)

Net asset value — end of period	$10.11		$10.04	$9.54	$9.87	$9.95

Total return	2.00	%(1)	8.53%	0.04%	2.76%	4.91%

Ratios/supplemental data:
Net assets, end of period (000s)	$24,117		$21,895	$13,231	$14,022	$15,762
Ratio of gross expense to average net assets	0.89	%(2)	0.94%	1.05%	1.05%	0.91%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.53%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	2.25	%(2)	2.66%	2.92%	2.99%	2.98%
Ratio of net investment income to average net assets	2.59	%(2)	3.05%	3.44%	3.54%	3.39%
Portfolio turnover rate	45	%(2)	24%	50%	12%	24%

The Fund commenced operations on December 21, 1993.

	Payden California Municipal Income Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$10.10		$9.58	$9.94	$10.04	$9.94

Income (loss) from investment activities:
Net investment income	0.16		0.34	0.35	0.36	0.36
Net realized and unrealized gains (losses)	0.14		0.52	(0.36)	(0.10)	0.14

Total from investment activities	0.30		0.86	(0.01)	0.26	0.50

Distributions to shareholders:
From net investment income	(0.16)		(0.34)	(0.35)	(0.36)	(0.36)
From net realized gains	(0.05)					(0.04)

Total distributions to shareholders	(0.21)		(0.34)	(0.35)	(0.36)	(0.40)

Net asset value — end of period	$10.19		$10.10	$9.58	$9.94	$10.04

Total return	3.02	%(1)	9.06%	(0.12)%	2.63%	5.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$43,874		$44,256	$45,015	$45,449	$43,236
Ratio of gross expense to average net assets	0.66	%(2)	0.68%	0.65%	0.66%	0.68%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.53%	0.50%	0.50%
Ratio of investment income less gross expenses to average net assets	3.05	%(2)	3.26%	3.44%	3.44%	3.38%
Ratio of net investment income to average net assets	3.16	%(2)	3.39%	3.56%	3.60%	3.56%
Portfolio turnover rate	41	%(2)	38%	19%	18%	25%

The Fund commenced operations on December 17, 1998.

(1)	Net annualized
(2)	Annualized

See notes to financial statements.

Payden Mutual Funds

	Payden Global Short Bond Fund
	2010		2009	2008		2007		2006

Net asset value — beginning of period	$9.89		$9.38	$10.07		$10.15		$10.28

Income (loss) from investment activities:
Net investment income	0.13		0.34	0.46		0.50		0.42
Net realized and unrealized gains (losses)	0.15		0.51	(0.74)		(0.10)		0.02

Total from investment activities	0.28		0.85	(0.28)		0.40		0.44

Distributions to shareholders:
From net investment income	(0.12)			(0.41)		(0.48)		(0.52)
From net realized gains
Return of capital			(0.34)	(0.00	)(3)	(0.00	)(3)	(0.05)

Total distributions to shareholders	(0.12)		(0.34)	(0.41)		(0.48)		(0.57)

Net asset value — end of period	$10.05		$9.89	$9.38		$10.07		$10.15

Total return	2.80	%(1)	9.26%	(2.90)%		3.97%		4.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$64,967		$59,915	$68,952		$119,731		$180,803
Ratio of gross expense to average net assets	0.71	%(2)	0.82%	0.80%		0.61%		0.54%
Ratio of net expense to average net assets	0.70	%(2)	0.71%	0.70%		0.57%		0.52%
Ratio of investment income less gross expenses to average net assets	2.64	%(2)	3.45%	3.98%		4.71%		4.29%
Ratio of net investment income to average net assets	2.65	%(2)	3.56%	4.08%		4.75%		4.31%
Portfolio turnover rate	70	%(2)	97%	111%		46%		129%

The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$8.78		$8.21	$8.90	$9.04	$9.76

Income (loss) from investment activities:
Net investment income	0.17		0.28	0.32	0.37	0.25
Net realized and unrealized gains (losses)	0.19		0.70	(0.52)	(0.03)	0.03

Total from investment activities	0.36		0.98	(0.20)	0.34	0.28

Distributions to shareholders:
From net investment income	(0.24)		(0.35)	(0.49)	(0.26)	(0.34)
From net realized gains			(0.06)			(0.18)
Return of capital					(0.22)	(0.48)

Total distributions to shareholders	(0.24)		(0.41)	(0.49)	(0.48)	(1.00)

Net asset value — end of period	$8.90		$8.78	$8.21	$8.90	$9.04

Total return	4.17	%(1)	12.13%	(2.45)%	3.85%	3.05%

Ratios/supplemental data:
Net assets, end of period (000s)	$88,947		$102,003	$90,675	$94,776	$158,321
Ratio of gross expense to average net assets	0.81	%(2)	0.78%	0.81%	0.65%	0.59%
Ratio of net expense to average net assets	0.70	%(2)	0.70%	0.70%	0.64%	0.58%
Ratio of investment income less gross expenses to average net assets	3.62	%(2)	3.20%	3.49%	4.08%	2.80%
Ratio of net investment income to average net assets	3.73	%(2)	3.28%	3.60%	4.09%	2.81%
Portfolio turnover rate	121	%(2)	162%	279%	214%	198%

The Fund commenced operations on September 1, 1992.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2010 and October 31st

	Payden
	Emerging
	Markets
	Bond
	Fund-Adviser
	Class(4)
	2010

Net asset value — beginning of period	$13.24

Income (loss) from investment activities:
Net investment income	0.29
Net realized and unrealized gains (losses)	0.81

Total from investment activities	1.10

Distributions to shareholders:
From net investment income	(0.33)
From net realized gains
Return of capital

Total distributions to shareholders	(0.33)

Proceeds from redemption fees
Net asset value — end of period	$14.01

Total return	8.42	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,119
Ratio of gross expense to average net assets	1.86	%(2)
Ratio of net expense to average net assets	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	5.42	%(2)
Ratio of net investment income to average net assets	6.22	%(2)
Portfolio turnover rate	46	%(2)

The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund-Investor Class
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$13.24		$9.91	$13.55	$13.10	$12.62

Income (loss) from investment activities:
Net investment income	0.43		0.70	0.72	0.71	0.91
Net realized and unrealized gains (losses)	0.71		3.29	(3.42)	0.35	0.29

Total from investment activities	1.14		3.99	(2.70)	1.06	1.20

Distributions to shareholders:
From net investment income	(0.40)		(0.66)	(0.77)	(0.61)	(0.39)
From net realized gains
Return of capital				(0.17)		(0.33)

Total distributions to shareholders	(0.40)		(0.66)	(0.94)	(0.61)	(0.72)

Proceeds from redemption fees			0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)

Net asset value — end of period	$13.98		$13.24	$9.91	$13.55	$13.10

Total return	8.71	%(1)	41.17%	(21.19)%	8.34%	9.70%

Ratios/supplemental data:
Net assets, end of period (000s)	$326,191		$241,499	$73,205	$158,208	$68,976
Ratio of gross expense to average net assets	0.95	%(2)	0.83%	0.88%	0.81%	0.82%
Ratio of net expense to average net assets	0.81	%(2)	0.83%	0.88%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	6.34	%(2)	6.62%	5.74%	5.41%	6.65%
Ratio of net investment income to average net assets	6.48	%(2)	6.62%	5.74%	5.42%	6.67%
Portfolio turnover rate	46	%(2)	103%	172%	128%	193%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005
(4)	The Adviser Class commenced November 2, 2009.

See notes to financial statements.

Payden Mutual Funds

	Payden Value Leaders Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$8.17		$7.85	$14.16	$12.83	$10.82

Income (loss) from investment activities:
Net investment income	0.07		0.17	0.27	0.25	0.21
Net realized and unrealized gains (losses)	1.11		0.35	(5.79)	1.30	2.04

Total from investment activities	1.18		0.52	(5.52)	1.55	2.25

Distributions to shareholders:
From net investment income	(0.07)		(0.20)	(0.28)	(0.22)	(0.24)
From net realized gains				(0.51)

Total distributions to shareholders	(0.07)		(0.20)	(0.79)	(0.22)	(0.24)

Proceeds from redemption fees	—	(3)	0.00 (3)

Net asset value — end of period	$9.28		$8.17	$7.85	$14.16	$12.83

Total return	14.50	%(1)	7.00%	(41.03)%	12.19%	21.10%

Ratios/supplemental data:
Net assets, end of period (000s)	$29,048		$28,363	$36,220	$82,907	$77,403
Ratio of gross expense to average net assets	0.87	%(2)	1.04%	0.90%	0.82%	0.88%
Ratio of net expense to average net assets	0.80	%(2)	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	1.47	%(2)	1.93%	2.00%	1.82%	1.90%
Ratio of net investment income to average net assets	1.54	%(2)	2.17%	2.10%	1.84%	1.98%
Portfolio turnover rate	47	%(2)	60%	101%	66%	67%

The Fund commenced operations on November 1, 1996.

	Payden U.S. Growth Leaders Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$6.80		$6.16	$11.30	$8.91	$8.31
Income (loss) from investment activities:
Net investment income	0.01		0.04	0.01	0.00 (3)	0.00 (3)
Net realized and unrealized gains (losses)	0.87		0.63	(4.63)	2.39	0.60

Total from investment activities	0.88		0.67	(4.62)	2.39	0.60

Distributions to shareholders:
From net investment income	(0.01)		(0.03)	(0.01)	0.00 (3)
From net realized gains				(0.47)
Return of capital				(0.04)

Total distributions to shareholders	(0.01)		(0.03)	(0.52)	0.00 (3)	0.00

Proceeds from redemption fees	—	(3)	0.00 (3)	0.00 (3)		0.00 (3)

Net asset value — end of period	$7.67		$6.80	$6.16	$11.30	$8.91

Total return	12.97	%(1)	10.92%	(42.86)%	26.84%	7.22%

Ratios/supplemental data:
Net assets, end of period (000s)	$55,563		$66,509	$85,824	$130,625	$66,166
Ratio of gross expense to average net assets	0.93	%(2)	1.02%	0.97%	0.95%	1.00%
Ratio of net expense to average net assets	1.00	%(2)	1.00%	0.96%	0.93%	1.00%
Ratio of investment income less gross expenses to average net assets	0.34	%(2)	0.63%	0.05%	(0.03)%	0.01%
Ratio of net investment income to average net assets	0.27	%(2)	0.65%	0.06%	(0.01)%	0.01%
Portfolio turnover rate	246	%(2)	198%	387%	210%	202%

The Fund commenced operations on June 17, 1999.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2010 and October 31st

	Payden Global Equity Fund
	2010		2009		2008

Net asset value — beginning of period	$6.55		$5.60		$10.00

Income (loss) from investment activities:
Net investment income (loss)	(0.02)		(0.00	)(3)	0.03
Net realized and unrealized gains (losses)	0.74		0.98		(4.40)

Total from investment activities	0.72		0.98		(4.37)

Distributions to shareholders:
From net investment income (loss)	(0.02)		(0.03)		(0.03)
From net realized gains
Return of capital			(0.00	)(3)

Total distributions to shareholders	(0.02)		(0.03)		(0.03)

Proceeds from redemption fees	0.00	(3)	0.00	(3)

Net asset value — end of period	$7.25		$6.55		$5.60

Total return	11.00	%(1)	17.59%		(43.83	)%(1)

Ratios/supplemental data:
Net assets, end of period	$16,072		$10,853		$9,580
Ratio of gross expense to average net assets	1.99	%(2)	2.60%		2.89	%(2)
Ratio of net expense to average net assets	1.50	%(2)	1.50%		1.50	%(2)
Ratio of investment income (loss) less gross expenses to average net assets	(1.32	)%(2)	(1.36)%		(0.59	)%(2)
Ratio of net investment income (loss) to average net assets	(0.83	)%(2)	(0.26)%		0.80	%(2)
Portfolio turnover rate	130	%(2)	166%		163	%(1)

The Fund commenced operations on March 31, 2008.

	Metzler/Payden European Emerging Markets Fund
	2010		2009	2008	2007	2006

Net asset value — beginning of period	$24.13		$14.99	$42.31	$30.40	$23.91

Income (loss) from investment activities:
Net investment income	(0.14)		0.03	0.29	0.25	0.18
Net realized and unrealized gains (losses)	4.08		9.16	(24.05)	13.30	8.74

Total from investment activities	3.94		9.19	(23.76)	13.55	8.92

Distributions to shareholders:
From net investment income				(0.05)	(0.12)	0.00 (3)
From net realized gains				(3.52)	(1.54)	(2.47)
Return of capital			(0.05)

Total distributions to shareholders	0.00		(0.05)	(3.57)	(1.66)	(2.47)

Proceeds from redemption fees	0.01		0.00 (3)	0.01	0.02	0.04

Net asset value — end of period	$28.08		$24.13	$14.99	$42.31	$30.40

Total return	16.37	%(1)	61.44%	(61.17)%	46.45%	40.54%

Ratios/supplemental data:
Net assets, end of period	$219,656		$200,981	$167,125	$606,918	$164,157
Ratio of gross expense to average net assets	1.54	%(2)	1.52%	1.47%	1.40%	1.71%
Ratio of net expense to average net assets	1.46	%(2)	1.50%	1.47%	1.40%	1.24%
Ratio of investment income less gross expenses to average net assets	(1.06	)%(2)	0.16%	0.76%	0.86%	0.78%
Ratio of net investment income to average net assets	(0.98	)%(2)	0.18%	0.76%	0.86%	1.25%
Portfolio turnover rate	146	%(2)	133%	204%	122%	128%

The Fund commenced operations on December 30, 2002.

(1)	Not annualized
(2)	Annualized
(3)	Amount is less than $0.005

See notes to financial statements.

Payden Mutual Funds

Fund Expenses

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2010. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2009	April 30, 2010	Return	Ratio	Paid

Payden Cash Reserves Money Market	$1,000.00	$1,000.20	0.02%	0.22%	$1.09
Payden Limited Maturity	1,000.00	1,008.40	0.84%	0.50%	2.49
Payden Short Bond	1,000.00	1,018.90	1.89%	0.53%	2.65
Payden U.S. Government Investor Class	1,000.00	1,010.80	1.08%	0.60%	2.99
Payden U.S. Government Adviser Class	1,000.00	1,003.70	0.37%	0.85%	4.22
Payden GNMA Investor Class	1,000.00	1,030.10	3.01%	0.50%	2.52
Payden GNMA Adviser Class	1,000.00	1,024.80	2.48%	0.75%	3.77
Payden Core Bond Investor Class	1,000.00	1,030.30	3.03%	0.56%	2.82
Payden Core Bond Adviser Class	1,000.00	1,024.50	2.45%	0.81%	4.07
Payden Corporate Bond	1,000.00	1,042.90	4.29%	0.65%	3.29
Payden High Income Investor Class	1,000.00	1,078.90	7.89%	0.69%	3.56
Payden High Income Adviser Class	1,000.00	1,075.20	7.52%	0.94%	4.84
Payden Tax Exempt Bond	1,000.00	1,020.00	2.00%	0.55%	2.75
Payden California Municipal Income	1,000.00	1,030.20	3.02%	0.55%	2.77
Payden Global Short Bond	1,000.00	1,028.00	2.80%	0.70%	3.52
Payden Global Fixed Income	1,000.00	1,041.70	4.17%	0.70%	3.54
Payden Emerging Markets Bond Investor Class	1,000.00	1,087.10	8.71%	0.81%	4.19
Payden Emerging Markets Bond Adviser Class	1,000.00	1,084.20	8.42%	1.06%	5.48
Payden Value Leaders	1,000.00	1,145.00	14.50%	0.80%	4.25
Payden U.S. Growth Leaders	1,000.00	1,129.70	12.97%	1.00%	5.28
Payden Global Equity	1,000.00	1,110.00	11.00%	1.50%	7.85
Metzler/Payden European Emerging Markets	1,000.00	1,163.70	16.37%	1.46%	7.83

Semi-Annual Report

Fund Expenses continued

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2010 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2009	April 30, 2010	Return	Ratio	Paid

Payden Cash Reserves Money Market	$1,000.00	$1,023.70	2.37%	0.22%	$1.10
Payden Limited Maturity	1,000.00	1,022.32	2.23%	0.50%	2.51
Payden Short Bond	1,000.00	1,022.17	2.22%	0.53%	2.66
Payden U.S. Government Investor Class	1,000.00	1,021.82	2.18%	0.60%	3.01
Payden U.S. Government Adviser Class	1,000.00	1,020.58	2.06%	0.85%	4.26
Payden GNMA Investor Class	1,000.00	1,022.32	2.23%	0.50%	2.51
Payden GNMA Adviser Class	1,000.00	1,021.08	2.11%	0.75%	3.76
Payden Core Bond Investor Class	1,000.00	1,022.02	2.20%	0.56%	2.81
Payden Core Bond Adviser Class	1,000.00	1,020.78	2.08%	0.81%	4.06
Payden Corporate Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
Payden High Income Investor Class	1,000.00	1,021.37	2.14%	0.69%	3.46
Payden High Income Adviser Class	1,000.00	1,020.13	2.01%	0.94%	4.71
Payden Tax Exempt Bond	1,000.00	1,022.07	2.21%	0.55%	2.76
Payden California Municipal Income	1,000.00	1,022.07	2.21%	0.55%	2.76
Payden Global Short Bond	1,000.00	1,021.32	2.13%	0.70%	3.51
Payden Global Fixed Income	1,000.00	1,021.32	2.13%	0.70%	3.51
Payden Emerging Markets Bond Investor Class	1,000.00	1,020.78	2.08%	0.81%	4.06
Payden Emerging Markets Bond Adviser Class	1,000.00	1,019.54	1.95%	1.06%	5.31
Payden Value Leaders	1,000.00	1,020.83	2.08%	0.80%	4.01
Payden U.S. Growth Leaders	1,000.00	1,019.84	1.98%	1.00%	5.01
Payden Global Equity	1,000.00	1,017.36	1.74%	1.50%	7.50
Metzler/Payden European Emerging Markets	1,000.00	1,017.55	1.76%	1.46%	7.30

Payden Mutual Funds

Trustees and Officers

	Position	Year		Funds	Other Directorships
Name & Address	with Fund	Elected	Principal Occupation(s)	Series	Held

333 S. Grand Avenue Los Angeles, CA 90071 Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	PRIG MPIG

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus, The Lincy Foundation Distinguished Service Chair, Distinguished Professor of Medicine, David Geffen School of Medicine at UCLA	PRIG MPIG

Thomas V. McKernan, Jr.	Independent Trustee	1993	CEO, Automobile Club of Southern California	PRIG	Director, Blue Shield of California; Director, Forest Lawn Memorial Park

Rosemarie T. Nassif	Independent Trustee	2008	President, Holy Names University	PRIG	Director, Freemont Bank

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business, at the University of California, Irvine (2004-present); Kuechenmeister Professor of Finance, University of Wisconsin-Madison (2001-2004)	PRIG	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company	PRIG

Stender E. Sweeney	Independent Trustee	1992	Private Investor	PRIG	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel	PRIG

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel	PRIG

Mary Beth Syal	Interested Trustee	2000	Managing, Principal and Director, Payden & Rygel	PRIG

Michael Klaus	Interested Trustee	2009	Partner, Head of Financial Markets, B. Metzler seel, Sohn & Co.	MPIG

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel	PRIG

Michael Klaus	Chairman	2009	Partner, Head of Financial Markets, B. Metzler seel, Sohn & Co.	MPIG

Scott J. Weiner	President	2002	Managing Principal and Director, Payden & Rygel	MPIG

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel	PRIG MPIG

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel	PRIG MPIG

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler/Payden, LLC; Managing Director Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH	MPIG

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	PRIG MPIG

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, Payden & Rygel	PRIG MPIG

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel	PRIG MPIG

Additional information about the Trustees can be found in the SAI.

PRIG — Payden and Rygel Investment Group

MPIG — Metzler/Payden Investment Group

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.
The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.
To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

333 South Grand Avenue Los Angeles, California 90071
(800) 572-9336
payden.com
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SEMI -ANNUAL REPORT APRIL 30, 2010

Management Discussion & Analysis
For the six-month period ended April 30, 2010, the Payden/Kravitz Cash Balance Plan Fund Institutional Class (PKBIX) returned 2.69%, the Fund’s Adviser Class (PKCBX) returned 2.56%, and the Fund’s Retirement Class (PKCRX) returned 2.49%. For the same period, the return on the 30-Year U.S. Treasury Bond Yield, the Fund’s benchmark was 1.94%.
The primary contributors to the Fund’s performance for the six-month period ended April 30, 2010 have been our allocation to investment grade corporate bonds, high-yield corporate bonds and securitized debt. In the first quarter of 2010, the Adviser increased the allocation to these sectors, all of which have been positive contributors. In an effort to neutralize interest rate exposure, the portfolio duration is hedged using interest rate futures. Looking forward, the Adviser will continue to actively manage credit sectors for value and opportunity, while managing interest rate duration to reflect our macroeconomic forecasts.
Performance Summary

Credit Quality - percent of value

AAA	33%
AA	9%
A	9%
BBB	17%
BB and below	32%

Portfolio Composition - percent of value

Corporate	69%
Mortgage Backed	12%
U.S. Treasury	6%
U.S. Government Agency	4%
Other	9%

1

Schedule of Investments
April 30, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (95%)
Asset Backed (4%)
667,062	HSI Asset Securitization Corp., 0.32%, 5/25/37	$631
993,359	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	964

		1,595

Corporate (66%)
50,000	Abbott Laboratories, 5.60%, 5/15/11	52
150,000	AES Corp., 8.00%, 6/1/20	154
145,000	Alliance One International Inc. 144A, 10.00%, 7/15/16 (b)	154
145,000	Ameristar Casinos Inc., 9.25%, 6/1/14	153
150,000	Amsted Industries 144A, 8.12%, 3/15/18 (b)	151
145,000	Aramark Corp., 8.50%, 2/1/15	149
130,000	AstraZeneca PLC, 5.40%, 9/15/12	143
250,000	Avis Budget Car Rental 144A, 9.62%, 3/15/18 (b)	271
100,000	B&G Foods Inc., 7.62%, 1/15/18	103
120,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	123
165,000	Bank of America Corp., 4.25%, 10/1/10	167
75,000	Bank of America Corp., 4.50%, 4/1/15	76
50,000	Bank of New York Mellon Corp., 4.95%, 11/1/12	54
140,000	Bausch & Lomb Inc., 9.875%, 11/1/15	149
170,000	Baxter International Inc., 1.80%, 3/15/13	170
130,000	Boeing Capital Corp., 6.50%, 2/15/12	142
150,000	Boise Paper Holdings 144A, 8.00%, 4/1/20 (b)	155
145,000	Burlington Coat Factory Wharehouse Corp., 11.125%, 4/15/14	153
145,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	154
135,000	Campbell Soup Co., 6.75%, 2/15/11	142
150,000	Canadian National Resources Ltd., 4.90%, 12/1/14	161
100,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	108
140,000	Cellco Partnership, 5.25%, 2/1/12	149
130,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	142
150,000	Central Garden & Pet Co., 8.25%, 3/1/18	154
140,000	Chevron Corp., 3.45%, 3/3/12	147
145,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	153
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	153
50,000	Cisco Systems Inc., 5.25%, 2/22/11	52
140,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	146
140,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	142
130,000	Conoco Funding Co., 6.35%, 10/15/11	140
145,000	Constellation Brands Inc., 7.25%, 9/1/16	150
155,000	Costco Wholesale Corp., 5.30%, 3/15/12	166
145,000	Cox Communications Inc., 5.45%, 12/15/14	159
95,000	Credit Suisse AG, 5.40%, 1/14/20	97
1,800,000	Credit Suisse Nassau, 0.00%, 5/25/10 (d)	322
50,000	Credit Suisse New York, 6.00%, 2/15/18	54
50,000	Credit Suisse USA Inc., 6.125%, 11/15/11	53
160,000	CVS Caremark Corp., 5.75%, 8/15/11	169
140,000	Daimler Finance North America LLC, 4.875%, 6/15/10	141
240,000	Daimler Finance North America LLC, 5.87%, 3/15/11	249
150,000	DaVita Inc., 6.625%, 3/15/13	152
145,000	Del Monte Corp. 144A, 7.50%, 10/15/19 (b)	154
148,000	Denbury Resources Inc., 8.25%, 2/15/20	159
130,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	131
130,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	140
370,000	DirecTV Holdings LLC, 4.75%, 10/1/14	392
145,000	Dish DBS Corp., 6.625%,10/1/14	147
145,000	Diversey Inc. 144A, 8.25%, 11/15/19 (b)	153
50,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	54
155,000	Dynegy Holdings Inc., 8.37%, 5/1/16	137
140,000	Ecopetrol SA, 7.625%, 7/23/19	157
150,000	Embraer Overseas Ltd., 6.375%, 1/15/20	154
150,000	Equinix Inc., 8.12%, 3/1/18	157
155,000	Exelon Corp., 4.90%, 6/15/15	164
150,000	Express LLC 144A, 8.75%, 3/1/18 (b)	155
150,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	155
150,000	Fortune Brands Inc., 3.00%, 6/1/12	152
135,000	General Electric Capital Corp., 3.75%, 11/14/14	139
250,000	General Electric Capital Corp., 6.125%, 2/22/11	261
130,000	General Mills Inc., 6.00%, 2/15/12	141
145,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	154
130,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	142
160,000	GMAC Inc., 7.50%, 12/31/13	164
50,000	Goldman Sachs Group Inc, 6.875%, 1/15/11	52
145,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	156
145,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	152
100,000	Grupo Televisa SA, 6.00%, 5/15/18	107
100,000	Hanesbrands Inc., 8.00%, 12/15/16	105
140,000	HCA Inc., 9.25%, 11/15/16	152
145,000	Hertz Corp., 8.875%, 1/1/14	150
90,000	Hewlett-Packard Co., 4.25%, 2/24/12	95
50,000	Hewlett-Packard Co., 5.25%, 3/1/12	54
145,000	Home Depot Inc., 5.40%, 3/1/16	159
150,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	153
130,000	IBM Corp., 4.75%, 11/29/12	141
170,000	Icahn Enterprises 144A, 7.75%, 1/15/16 (b)	166
240,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	248
145,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	160
145,000	Ingles Markets Inc., 8.875%, 5/15/17	154
145,000	Intelsat Corp., 9.25%, 8/15/14	151
150,000	Iron Mountain Inc., 7.75%, 1/15/15	152
150,000	Jarden Corp., 7.50%, 5/1/17	154
140,000	JBS SA 144A, 10.50%, 8/4/16 (b)	155
50,000	John Deere Capital Corp., 7.00%, 3/15/12	55
50,000	Johnson & Johnson, 5.15%, 8/15/12	55
210,000	JPMorgan Chase & Co., 3.70%, 1/20/15	215
50,000	JPMorgan Chase & Co., 5.60%, 6/1/11	52
140,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (e)	157
130,000	Kellogg Co., 6.60%, 4/1/11	137
130,000	Kroger Co., 6.75%, 4/15/12	142
150,000	Landwirtschaftliche Rentenbank, 3.12%, 7/15/15	152
125,000	LBI Escrow Corp. 144A, 8.00%, 11/1/17 (b)	130
150,000	Lear Corp., 7.87%, 3/15/18	154
160,000	Lennar Corp., 5.60%, 5/31/15	154
150,000	Libbey Glass Inc. 144A, 10.00%, 2/15/15 (b)	159
165,000	Life Technologies Corp., 6.00%, 3/1/20	174
150,000	Linn Energy LLC 144A, 8.62%, 4/15/20 (b)	156
225,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	224
100,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	105
300,000	Macquarie Bank Ltd., 0.36%, 7/26/10	300
150,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	155
155,000	Masco Corp., 6.125%, 10/3/16	159
270,000	Metropolitan Life Global Funding 144A, 0.79%, 4/10/12 (b)	270
145,000	MetroPCS Wireless Inc., 9.25%, 11/1/14	151
150,000	MGM Mirage 144A, 9.00%, 3/15/20 (b)	158
90,000	MidAmerican Energy Holdings, 5.875%, 10/1/12	99
130,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (e)	149
150,000	Morgan Stanley, 4.10%, 1/26/15	148
150,000	National Australia Bank Ltd. 144A, 0.77%, 1/8/13 (b)	150
145,000	Navios Maritime Holdings Inc. 144A, 8.875%, 11/1/17 (b)	152
145,000	Navistar International Corp., 8.25%, 11/1/21	154
95,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	97
See notes to financial statements.

2

Schedule of Investments

Principal		Value
or Shares	Security Description	(000)

180,000	NBC Universal Inc. 144A, 3.65%, 4/30/15 (b)	182
160,000	Newfield Exploration Co., 6.875%, 2/1/20	162
150,000	Niska Gas Storage 144A, 8.87%, 3/15/18 (b)	157
140,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	145
160,000	Nova Chemicals Corp. 144A, 8.375%, 11/1/16 (b)	167
150,000	NRG Energy Inc., 7.375%, 2/1/16	149
145,000	NRG Energy Inc., 8.50%, 6/15/19	148
155,000	Omnicare Inc., 6.875%, 12/15/15	156
50,000	Oracle Corp., 5.00%, 1/15/11	52
150,000	Overseas Shipholding Group, Inc., 8.12%, 3/30/18	154
145,000	Penn National Gaming Inc. 144A, 8.75%, 8/15/19 (b)	152
150,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	155
140,000	Petronas Capital Ltd., 7.00%, 5/22/12 (e)	154
100,000	Pfizer Inc., 4.45%, 3/15/12	106
150,000	Pinnacle Entertainment 144A, 8.75%, 5/15/20 (b)	150
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17	157
160,000	Plains Exploration & Production Co., 7.00%, 3/15/17	159
240,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	249
170,000	ProLogis, 6.87%, 3/15/20	169
200,000	Prudential Financial Inc., 2.75%, 1/14/13	201
110,000	Prudential Financial Inc., 3.625%, 9/17/12	113
150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	164
150,000	Qwest Communications International Inc., 7.50%, 2/15/14	153
170,000	Rabobank Nederland NV NY 144A, 3.20%, 3/11/15 (b)	171
145,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	160
70,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	74
130,000	Rogers Communications Inc., 9.625%, 5/1/11	140
141,000	Royal Bank of Canada, 5.65%, 7/20/11	149
140,000	Safeway Inc., 5.80%, 8/15/12	153
100,000	SandRidge Energy Inc. 144A, 8.75%, 1/15/20 (b)	101
200,000	Santander U.S. Debt SA Unipersonal 144A, 2.48%, 1/18/13 (b)	197
150,000	Sealy Mattress Co., 8.25%, 6/15/14	152
350,000	Shell International Finance, 1.87%, 3/25/13	352
150,000	Solutia Inc., 7.87%, 3/15/20	156
150,000	Sonic Automotive Inc. 144A, 9.00%, 3/15/18 (b)	157
145,000	Sprint Capital Corp., 8.375%, 3/15/12	154
100,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	103
150,000	Steel Dynamics Inc. 144A, 7.62%, 3/15/20 (b)	156
150,000	Suburban Propane Partners, 7.37%, 3/15/20	154
140,000	Telecom Italia Capital, 4.875%, 10/1/10	142
155,000	Tesoro Corp., 6.625%, 11/1/15	152
50,000	Textron Financial Corp., 4.60%, 5/3/10	50
150,000	Time Warner Cable Inc., 5.40%, 7/2/12	162
135,000	Time Warner Inc., 5.50%, 11/15/11	143
150,000	TW Telecom Holdings Inc. 144A, 8.00%, 3/1/18 (b)	156
50,000	Unilever Capital Corp., 7.125%, 11/1/10	52
150,000	United States Steel Corp., 7.37%, 4/1/20	155
140,000	Vale Overseas Ltd., 6.25%, 1/23/17	154
150,000	Valero Energy Corp., 4.50%, 2/1/15	154
150,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	165
50,000	Verizon Global Funding Corp., 7.25%, 12/1/10	52
150,000	Viacom Inc., 4.375%, 9/15/14	158
140,000	VimpelCom, 9.125%, 4/30/18 (e)	162
50,000	Vodafone Group PLC, 5.50%, 6/15/11	52
175,000	Vornado Realty LP, 4.25%, 4/1/15	175
157,000	Wachovia Corp., 5.30%, 10/15/11	165
120,000	Wal-Mart Stores Inc., 2.87%, 4/1/15	121
50,000	Wal-Mart Stores Inc., 4.125%, 7/1/10	50
130,000	Walt Disney Co., 6.375%, 3/1/12	142
50,000	Waste Management, Inc., 7.375%, 8/1/10	51
135,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	142
160,000	Westpac Banking Corp. 144A, 0.84%, 4/8/13 (b)	160
170,000	Westpac Banking Corp., 2.25%, 11/19/12	172
160,000	Wyeth, 6.95%, 3/15/11	169
155,000	Wynn Las Vegas LLC 144A, 7.87%, 5/1/20 (b)	157
200,000	Yale University, 2.90%, 10/15/14	204

		26,615

FDIC Guaranteed (0%)
70,000	JPMorgan Chase & Co., 1.65%, 2/23/11	71

Foreign Government (3%)
2,000,000	Barclays Bank PLC, 0.00%, 7/1/10 (d)	355
142,087	Dominican Republic International Bond, 9.04%, 1/23/18 (e)	159
150,000	Export-Import Bank of Korea, 5.875%, 1/14/15	163
400,000	Poland Government Bond, 5.50%, 10/25/19 (d)	135
100,000	Republic of Ghana, 8.50%, 10/4/17 (e)	112
100,000	Republic of Uruguay, 9.25%, 5/17/17	128

		1,052

Foreign Government Guaranteed (1%)
165,000	Societe Financement de l’Economie Francaise 144A, 2.00%, 2/25/11 (b)	167

Mortgage Backed (11%)
80,840	Banc of America Commercial Mortgage Inc., 5.18%, 9/10/47	82
87,168	CS First Boston Mortgage Securities Corp., 4.302%, 7/15/36	87
419,923	G2 4316 30YR, 6.00%, 12/20/38	452
366,790	G2 4345 30YR, 6.50%, 1/20/39	399
258,793	GN 697858 30YR, 6.00%, 2/15/39	278
300,000	GS Mortgage Securities Corp., 5.51%, 4/10/38	305
544,157	HSBC Home Equity Loan Trust, 0.36%, 3/20/36	538
272,562	Morgan Stanley Capital I, 4.92%, 10/12/52	274
440,184	Morgan Stanley Mortgage Loan Trust, 3.46%, 1/25/35	319
679,506	WaMu Mortgage Pass Through Certificates, 5.60%, 6/25/37	511
704,237	WaMu Mortgage Pass Through Certificates, 5.79%, 7/25/37	507
901,387	WaMu Mortgage Pass Through Certificates, 6.03%, 10/25/36	813

		4,565

U.S. Government Agency (4%)
400,000	FHLMC, 1.62%, 4/15/13	400
200,000	FFCB Disc Note, 0.55%, 6/11/10 (c)	200
1,000,000	FNMA Disc Note, 0.18%, 7/7/10 (c)	1,000

		1,600

U.S. Treasury (6%)
350,000	U.S. Treasury Note, 0.875%, 2/28/11 (f)	351
10,000	U.S. Treasury Note, 2.75%, 2/15/19	9
120,000	U.S. Treasury Note, 3.125%, 5/15/19	116
1,900,000	U.S. Treasury Bill, 0.13%, 5/20/10 (c)	1,900

		2,376

Total Bonds (Cost-$37,119)		38,041

Common Stocks (Cost-$337) (1%)
1,000	Chipotle Mexican Grill, Inc.	135
6,700	Verizon Communications Inc.	194

		329

Investment Company (Cost-$514) (1%)
514,172	Payden Cash Reserves Money Market Fund *	514

Total (Cost-$37,970) (a) (97%)		38,884
Other Assets, net of Liabilities (3%)		1,240

Net Assets (100%)		$40,124

*	Affiliated investment
See notes to financial statements.

3

Schedule of Investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$985
Unrealized depreciation	(71)

Net unrealized appreciation	$914

(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Par in foreign currency.
(e) Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy/		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)

Assets:
6/23/10	Buy	Brazilian Real	600	$15
7/15/10	Buy	Brazilian Real	484	7
5/13/10	Sell	Euro	186	2
6/16/10	Sell	Euro	473	13
6/24/10	Sell	Euro	132	1
7/14/10	Sell	Euro	214	—
6/22/10	Buy	Indian Rupee	8,020	5
7/29/10	Buy	Indonesian Rupiah	1,625,000	4
7/29/10	Sell	Japanese Yen	66,400	9
5/13/10	Buy	Mexican New Peso	1,430	10
7/29/10	Buy	Philippine Peso	5,670	2
6/22/10	Buy	South Korean Won	300,000	8

				$76

Liabilities:
6/28/10	Sell	British Pound	120	$(5)
7/14/10	Buy	Israeli Shekel	872	(2)
6/24/10	Buy	Polish Zloty	115	(1)
6/16/10	Buy	Swedish Krona	4,573	(9)

				$(17)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

25	U.S. Treasury 2 Year Note Future	Jun-10	$5,439	$(20)
29	U.S. Treasury 5 Year Note Future	Jun-10	3,360	(19)
10	U.S. Treasury 10 Year Note Future	Jun-10	1,179	(21)

				$(60)

Open Swap Contracts (000s)

				Unrealized
	Fund	Expiration	Notional	Appreciation
Contract Type	(Pays)	Date	Principal	(Depreciation)

Asset:	(0.25)%	Jun-15	$1,000	$7
Federal Republic of Germany

Liabilities:
Interest Rate Swap	(1.12)%	Jan-12	$10,000	$(41)
Government of France	(0.25)%	Jun-15	1,000	(12)

				$(53)

See notes to financial statements.

4

Statement of Assets & Liabilities
April 30, 2010
Numbers in 000s

Payden/Kravitz
Cash Balance
Plan Fund
ASSETS:
Investments, at value*	$38,370
Affiliated investments, at value **	514
Unrealized appreciation on forward currency exchange contracts (Note 2)	76
Unrealized appreciation on swap contracts (Note 2)	7
Receivable for:
Interest and dividends	430
Investments sold	64
Fund shares sold	874
Receivable from Adviser (Note 3)	54
Other assets	24

Total Assets	40,413

LIABILITIES:
Payable for:
Investments purchased	150
Futures	19
Accrued expenses:
Administration fees (Note 3)	5
Unrealized appreciation on forward currency exchange contracts (Note 2)	17
Unrealized appreciation on swap contracts—Note 4	53
Other liabilities	45

Total Liabilities	289

NET ASSETS	$40,124

NET ASSETS:
Paid in capital	$38,886
Undistributed net investment income	299
Undistributed net realized gains from investments	72
Net unrealized appreciation from:
Investments	808
Translation of assets and liabilities in foreign currencies	59

NET ASSETS	$40,124

Net Asset Value Per Share

	Institutional Class	Adviser Class	Retirement Class

Net Assets (000s)	$13,124	$24,509	$2,491
Outstanding shares of beneficial interest (000s)	1,239	2,321	241.2
NET ASSET VALUE — offering and redemption price per share in whole dollars	$10.59	$10.56	$10.33

* Investments, at cost	$37,456

** Affiliated investments, at cost	$514
See notes to financial statements.

5

Statement of Operations
Period ended April 30, 2010
Dollars in 000s

Payden/Kravitz
Cash Balance
Plan Fund
INVESTMENT INCOME:
Interest income (Note 2)	$539

Investment Income	539

EXPENSES:
Investment advisory fees (Note 3)	175
Administration fees (Note 3)	24
Shareholder servicing fees	17
Distribution fees (Note 3)	29
Custodian fees	9
Transfer agent fees	21
Registration and filing fees	8
Trustee fees and expenses	1
Printing and mailing costs	2
Legal fees	1
Publication expense	1
Pricing fees	4
Fund accounting fees	17
Insurance	1
Audit fees	12

Gross Expenses	322
Expense subsidy (Note 3)	(94)

Net Expenses	228

Net Investment Income	311

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	12
Foreign currency transactions	72
Futures contracts	(39)
Swap contracts	(19)
Change in net unrealized appreciation (depreciation) from:
Investments	601
Translation of assets and liabilities in foreign currencies	54
Futures contracts	(9)
Swap contracts	(46)

Net Realized and Unrealized Gains (Losses)	626

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$937

See notes to financial statements.

6

Statements of Changes in Net Assets
Six months ended April 30, 2010 and for the period ended October 31, 2009
Numbers in 000s

	2010	2009 (1)
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$311	$218
Net realized gains (losses) on investments	26	196
Change in net unrealized appreciation/(depreciation)	600	265

Change in Net Assets Resulting from Operations	937	679

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(129)	(30)
Adviser Class	(68)	(57)
Retirement Class	(7)	—
Net realized gains from investments:
Institutional Class	(60)	(13)
Adviser Class	(31)	(34)
Retirement Class	(3)	—

Change in Net Assets from Distributions to Shareholders	(298)	(134)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	9,552	6,440
Adviser Class	4,657	10,772
Retirement Class	1,618	830
Reinvestment of distributions:
Institutional Class	180	43
Adviser Class	99	91
Retirement Class	10	—
Cost of fund shares redeemed:
Institutional Class	(3,865)	(862)
Adviser Class	(1,026)	(837)
Retirement Class	(2)	—

Change in Net Assets from Capital Transactions	11,223	16,477

Total Change in Net Assets	11,862	17,022

NET ASSETS:
Beginning of period	28,262	11,240

End of period	$40,124	$28,262

Accumulated net investment income	$299	$192

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class
Outstanding shares at beginning of period	883	336

Shares sold	446	626
Shares issued in reinvestment of distributions	10	4
Shares redeemed	(100)	(83)

Change in shares outstanding	356	547

Outstanding shares at end of period	1,239	883

Adviser Class
Outstanding shares at beginning of period	1,753	782

Shares sold	925	1,044
Shares issued in reinvestment of distributions	17	9
Shares redeemed	(374)	(82)

Change in shares outstanding	568	971

Outstanding shares at end of period	2,321	1,753

Retirement Class
Outstanding shares at beginning of period	82	—

Shares sold	158	82
Shares issued in reinvestment of distributions	1	—

Change in shares outstanding	159	82

Outstanding shares at end of period	241	82

Purchase of investments (excluding government)	$35,737	$10,127
Sale of investments (excluding government)	10,005	6,342
Purchase of government securities	10,930	7,735
Sale of government securities	11,080	4,313

(1)	The Fund’s Retirement Class commenced operations on April 6, 2009.
See notes to financial statements.

7

Notes to Financial Statements
April 30, 2010
1. ORGANIZATION AND RELATED MATTERS
The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This is report contains only the Payden/Kravitz Cash Balance Plan Fund. The other sixteen Funds are contained in a separate report.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Fund. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies.
Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they ate principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.
Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.
Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established by the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of the Fund’s holdings, and (2) the significant event occurs after the close of the market on which the securities trade, but before the time when the net asset value is computed for the Fund. A significant event may relate to a single issuer or an entire market.
Concentration of Risk
Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

8

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investment Transactions and Related Income
Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security, using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.
Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.
Repurchase Agreements
The Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Forward Currency Contracts
The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contacts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options Transactions
Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.
When the Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If

9

Notes to Financial Statements (con’t)
an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
Futures Contracts
The Fund may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.
The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.
The Fund may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contacts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Fund is that the change in value of the underlying index may not correlate to the change in the value of the contracts.
Swap Contracts
The Fund may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.
For interest rate swaps the Fund and the counterparty have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

1.12%	3M LIBOR	UBS Warburg
For credit default swaps the counterparty has agreed to receive from the Fund an annuity premium based on a notional principal amount. The annuity premium is paid until a credit event relating to the security occurs or until the agreement expires. If a credit event does occur the counterparty will pay the Fund the difference between the notional amount at par and the recovery value.

Reference Obligation	Fund Pays	Counterparty

Federal Republic of Germany, 6%, 6/20/16	0.25%	Royal Bank
Government of France, 4.25%, 4/25/19	0.25%	Royal Bank

10

TBA Sale Commitments
The Fund may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.
Derivatives and Hedging
The following tables show the Fund’s exposure to different types of market risk as it relates to the statement of assets and liabilities and the statement of operations.
Each Fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related contingent features in derivative agreements.
Statement of Assets and Liabilities
Fair Values of Derivative Instruments (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities

Interest rate[1,4,5]	$7	$(113)
Foreign currency[2,3]	76	(17)

Total	$83	$(130)

[1]	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.

[2]	Receivable for forward currency contracts.

[3]	Payable for forward currency contracts.

[4]	Receivable for swap contracts.

[5]	Payable for swap contracts.
The Effect of Derivative Instruments on the Statement of Operations
Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)

		Forward Currency
Underlying risk	Futures[6]	Contracts[7]	Swaps[8]	Total

Foreign exchange	$(39)	$—	$(19)	$(58)
Interest rate	—	75	—	75

Total	$(39)	$75	$(19)	$17

[6]	Net realized gains (losses) from futures contracts.

[7]	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.

[8]	Net realized gains (losses) from swap contracts.

11

Notes to Financial Statements (con’t)
The Effect of Derivative Instruments on the Statement of Operations
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)

		Forward Currency
Underlying risk	Futures[9]	Contracts[10]	Swaps[11]	Total

Interest rate	$(9)	$—	$(46)	$(55)
Foreign exchange	—	54	—	54

Total	$(9)	$54	$(46)	$(1)

[9]	Change in net unrealized appreciation (depreciation) from futures contracts.

[10]	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which could include other currency related appreciation (depreciation).

[11]	Change in net unrealized appreciation (depreciation) from swap contracts.
The average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity

1%	2%	37%	0%
Collateral
Futures contracts, options, and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund is required to segregate sufficient assets to cover any potential loss.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.
Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.
Federal Income Taxes
It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2010, the Fund did not have any liabilities for any unrecognized tax positions. Accordingly, no provision for Federal income or excise tax is necessary.
The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital. The preceding tax year remains subject to examination by the Internal Revenue Service and state taxing authorities.
Affiliated Investment
The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated Funds for the period is disclosed in the statement of operations.

Market Value				Market Value
October 31, 2009	Purchase	Sales	Dividends	April 30, 2010

$206,343	$68,619,208	$68,311,379	$83	$514,172
Custodian Credits
The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

12

Other
Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.
3. RELATED PARTY TRANSACTIONS
Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.
Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the institutional class, 1.50% for the adviser class, and 1.75% for the retirement class of average daily net assets on an annualized basis.
The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).
The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $431,679 ($55,973 for 2008, $281,427 for 2009, and $94,279 for 2010) is not considered a liability of the Fund, and therefore is not recorded as a liability in the statement of assets and liabilities, but will be recognized as net expense in the statement of operations as expense previously deferred in future periods, if expense limits permit.
Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.
The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the adviser class at an annualized rate of 0.25% and of the retirement class at an annualized rate of 0.50%.
Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.
Indemnifications
Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.
4. FAIR VALUE
Various inputs are used in determining the value of the fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments; Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used in valuing the Fund’s investments and other financial instruments.
In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. is ASU will new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. The ASU is effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management is currently evaluating the impact the adoption may have on the Fund’s financial statement disclosures.

Notes to Financial Statements (con’t)

	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
Common Stock	$329						$329
Asset Backed			$1,595				1,595
Corporate			26,615				26,615
Government			3,666				3,666
Mortgage Backed			4,565				4,565
U.S. Governnment Agencies			1,600				1,600
Investment Company			514				514

	Level 1		Level 2		Level 3
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total

Other Financial Instruments (1)
Foreign Exchange			$76	$(17)			$59
Futures		$(60)					(60)
Swaps			7	(53)			(46)

(1)	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.
5. SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

14

Financial Highlights
For the share outstanding for the periods ended April 30, 2010 and October 31st

	2010		2009	2008
Institutional Class
Net asset value — beginning of period	$10.42		$10.06	$10.00

Income (loss) from investment activities:
Net investment income	0.08		0.13	0.01
Net realized and unrealized gains (losses)	0.19		0.34	0.05

Total from investment activities	0.27		0.47	0.06

Distributions to shareholders:
From net investment income	(0.07)		(0.07)
From net realized gains	(0.03)		(0.04)

Total distributions to shareholders	(0.10)		(0.11)	0.00

Net asset value — end of period	$10.59		$10.42	$10.06

Total return	2.69	% (1)	4.71%	0.60	% (1)

Ratios/supplemental data:
Net assets, end of period (000s)	$13,124		$9,199	$3,379
Ratio of gross expense to average net assets	1.84	% (2)	2.86%	7.17	% (2)
Ratio of net expense to average net assets	1.25	% (2)	1.25%	1.25	% (2)
Ratio of investment income less gross expenses to average net assets	1.51	% (2)	(0.12)%	(5.05	)% (2)
Ratio of net investment income to average net assets	2.10	% (2)	1.49%	0.87	% (2)
Portfolio turnover rate	199	% (1)	124%	16	% (1)
The class commenced operations on September 22, 2008.’

Adviser Class
Net asset value — beginning of period	$10.40		$10.05	$10.00

Income (loss) from investment activities:
Net investment income	0.08		0.11	0.01
Net realized and unrealized gains (losses)	0.18		0.35	0.04

Total from investment activities	0.26		0.46	0.05

Distributions to shareholders:
From net investment income	(0.07)		(0.07)
From net realized gains	(0.03)		(0.04)

Total distributions to shareholders	(0.10)		(0.11)	0.00

Net asset value — end of period	$10.56		$10.40	$10.05

Total return	2.56	% (1)	4.54%	0.50	% (1)

Ratios/supplemental data:
Net assets, end of period (000s)	$24,509		$18,233	$7,861
Ratio of gross expense to average net assets	2.09	% (2)	3.13%	6.98	% (2)
Ratio of net expense to average net assets	1.50	% (2)	1.50%	1.50	% (2)
Ratio of investment income less gross expenses to average net assets	1.28	% (2)	(0.46)%	(4.85	)% (2)
Ratio of net investment income to average net assets	1.87	% (2)	1.17%	0.63	% (2)
Portfolio turnover rate	199	% (1)	124%	16	% (1)

The class commenced operations on September 22, 2008.

(1)	Not annualized

(2)	Annualized
See notes to financial statements.

15

Financial Highlights
For the share outstanding for the periods ended April 30, 2010 and October 31st

	2010		2009
Retirements Class
Net asset value — beginning of period	$10.18		$10.00

Income (loss) from investment activities:
Net investment income	0.08		(0.01)
Net realized and unrealized gains (losses)	0.17		0.19

Total from investment activities	0.25		0.18

Distributions to shareholders:
From net investment income	(0.07)
From net realized gains	(0.03)

Total distributions to shareholders	(0.10)		0.00

Net asset value — end of period	$10.33		$10.18

Total return	2.49	% (1)	1.80	% (1)

Ratios/supplemental data:
Net assets, end of period (000s)	$2,491		$830
Ratio of gross expense to average net assets	2.32	% (2)	3.56	% (2)
Ratio of net expense to average net assets	1.75	% (2)	1.75	% (2)
Ratio of investment income less gross expenses to average net assets	1.47	% (2)	(2.09	)% (2)
Ratio of net investment income to average net assets	2.04	% (2)	(0.28	)% (2)
Portfolio turnover rate	199	% (1)	124	% (1)

The class commenced operations on April 6, 2009.

(1)	Not annualized

(2)	Annualized
See notes to financial statements.

16

Fund Expenses
Understanding Your Fund’s Expenses
Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.
Actual Expenses
The table below is useful in estimating actual expenses paid during the period ended April 30, 2010. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.
Hypothetical Expenses
The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2010 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value	Value		Annual	Expenses
	November 1,	April 30,	6-Month	Expense	Paid During
	2009	2010	Return	Ratio	the Period

Institutional Class
Actual	$1,000.00	$1,026.96	2.69%	1.25%	$6.28
Hypothetical	1,000.00	1,018.60	1.86%	1.25%	6.26
Adviser Class
Actual	$1,000.00	$1,025.60	2.56%	1.50%	$7.53
Hypothetical	1,000.00	1,017.36	1.74%	1.50%	7.50
Retirement Class
Actual	$1,000.00	$1,024.90	2.49%	1.75%	$8.79
Hypothetical	1,000.00	1,016.12	1.61%	1.75%	8.75

17

Trustees and Officers

	Position	Year
Name and Address	with Fund	Elected	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071
Trustees (1)
W.D. Hilton, Jr.	Independent Trustee	1993	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust	Trustee, The Metzler/Payden Investment Group

Gerald S. Levey, M.D.	Independent Trustee	2000	Dean Emeritus, The Lincy Foundation Distinguished Service Chair, Distinguished Professor of Medicine, David Geffen School of Medicine at UCLA	Trustee, The Metzler/Payden Investment Group

Thomas V. McKernan, Jr.	Independent Trustee	1993	CEO, Automobile Club of Southern California	Director, Blue Shield of California; Director, Forest Lawn
				Memorial Park

Dennis C. Poulsen	Independent Trustee	1992	Chairman of the Board, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	President, CEO and Director, Payden & Rygel

Andrew J. Policano	Independent Trustee	2008	Dean, The Paul Merage School of Business, at the University of California, Irvine (2004-present); Kuechenmeister Professor of Finance, University of Wisconsin-Madison (2001-2004)	Director, Badger Meter, Inc.; Director, Rockwell Collins

Rosemarie T. Nassif	Independent Trustee	2008	President, Holy Names University	Director, Freemont Bank

Michael E. Salvay	Interested Trustee	2009	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	Managing, Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992	President, CEO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997	Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998	Vice President and Treasurer, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003	Managing Principal, CFO and Director, Payden & Rygel

David L. Wagner	Vice President and CCO	1996	Senior Vice President, Risk Management, and CCO, Payden & Rygel

Edward S. Garlock	Secretary	1997	Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees

18

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1

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Paydenfunds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.
The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.
To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN/KRAVITZ

Paydenfunds
333 South Grand Avenue, Los Angeles, California 90071
800 5-PAYDEN   800 572-9336   payden.com

» PAYDEN/KRAVITZ CASH BALANCE FUNDS

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)
Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKBIX)
Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

ITEM 2. CODE OF ETHICS
Not required in a semi-annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not required in a semi-annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in a semi-annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included as a part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2010.
(b) During the second fiscal quarter of the period covered by this report, there were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
ITEM 12. EXHIBITS
(a) Not applicable.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.
(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group
By:	/s/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN AND CEO

Date: June 25, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Payden & Rygel Investment Group
By:	/s/ BRIAN W. MATTHEWS
BRIAN W. MATTHEWS
VICE PRESIDENT AND CHIEF FINANCIAL OFFICER

Date: June 25, 2010